UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,021.90	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,021.40	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.63%
Actual		$ 1,000.00	$ 1,017.60	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.60%
Actual		$ 1,000.00	$ 1,018.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,023.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,023.30	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,031.70	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.13%
Actual		$ 1,000.00	$ 1,030.40	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.65%
Actual		$ 1,000.00	$ 1,027.70	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,027.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.57%
Actual		$ 1,000.00	$ 1,034.20	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,032.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 40%
Class A	.88%
Actual		$ 1,000.00	$ 1,041.40	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.15%
Actual		$ 1,000.00	$ 1,040.40	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.50	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,036.90	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,043.10	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,042.80	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,050.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,049.10	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.74%
Actual		$ 1,000.00	$ 1,046.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 50%
Class C	1.75%
Actual		$ 1,000.00	$ 1,046.80	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.68%
Actual		$ 1,000.00	$ 1,052.40	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,051.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.07%
Actual		$ 1,000.00	$ 1,059.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,057.50	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.85%
Actual		$ 1,000.00	$ 1,055.10	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,055.00	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.75%
Actual		$ 1,000.00	$ 1,060.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,060.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 70%
Class A	1.07%
Actual		$ 1,000.00	$ 1,068.40	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,067.80	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.90%
Actual		$ 1,000.00	$ 1,064.20	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,064.60	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Asset Manager 70%	.75%
Actual		$ 1,000.00	$ 1,070.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,070.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 85%
Class A	1.06%
Actual		$ 1,000.00	$ 1,082.60	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.36%
Actual		$ 1,000.00	$ 1,081.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.84
Class B	1.90%
Actual		$ 1,000.00	$ 1,078.30	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.84%
Actual		$ 1,000.00	$ 1,077.90	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 85%	.78%
Actual		$ 1,000.00	$ 1,084.70	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,083.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .11%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.0	19.0
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.3
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.1%	AAA,AA,A 5.3%
BBB 8.1%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.3%
Not Rated 0.4%	Not Rated 0.6%
Equities* 21.0%	Equities** 15.5%
Short-Term Investments and Net Other Assets (Liabilities) 25.9%	Short-Term Investments and Net Other Assets (Liabilities) 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.6
General Electric Co.	0.3	0.3
Google, Inc. Class A	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Comerica, Inc.	0.2	0.0
	1.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	25.1
Consumer Discretionary	3.9	4.3
Energy	3.9	3.4
Information Technology	3.9	3.5
Health Care	3.4	2.8
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 23.1%	Stock Class and Equity Futures** 17.6%
Bond Class 52.3%	Bond Class 56.5%
Short-Term Class 24.6%	Short-Term Class 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 9.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,580,524	$ 16,437,447
Fidelity Consumer Discretionary Central Fund (d)	581,251	98,504,673
Fidelity Consumer Staples Central Fund (d)	470,636	84,399,127
Fidelity Emerging Markets Equity Central Fund (d)	473,532	96,316,393
Fidelity Energy Central Fund (d)	649,360	87,040,196
Fidelity Financials Central Fund (d)	2,272,846	149,144,185
Fidelity Health Care Central Fund (d)	578,149	106,414,062
Fidelity Industrials Central Fund (d)	544,423	97,593,225
Fidelity Information Technology Central Fund (d)	750,444	145,533,692
Fidelity International Equity Central Fund (d)	1,790,829	128,384,498
Fidelity Materials Central Fund (d)	167,223	32,720,457
Fidelity Telecom Services Central Fund (d)	157,756	22,895,084
Fidelity Utilities Central Fund (d)	257,614	33,940,606
TOTAL EQUITY CENTRAL FUNDS (Cost $901,436,486)		1,099,323,645
Fixed-Income Central Funds - 53.4%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	2,491,175	27,153,806
Fidelity Floating Rate Central Fund (d)	1,393,841	149,127,093
Fidelity High Income Central Fund 1 (d)	1,016,245	105,587,822
TOTAL HIGH YIELD FIXED-INCOME FUNDS		281,868,721
Investment Grade Fixed-Income Funds - 47.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,376,149	245,575,023
Fidelity Tactical Income Central Fund (d)	20,032,484	2,174,526,111
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,420,101,134
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,510,485,681)		2,701,969,855
Money Market Central Funds - 24.8%

Fidelity Cash Central Fund, 0.15% (b)	515,715,074	515,715,074
Fidelity Money Market Central Fund, 0.30% (b)	742,806,333	742,806,333
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,258,521,407)		1,258,521,407
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $4,579,838)	$ 4,580,000	$ 4,579,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,675,023,412)	5,064,394,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,680,516)
NET ASSETS - 100%	$ 5,062,714,316
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME E-mini S&P 500 Index Contracts	June 2013	$ 23,831,175	$ 379,598
283 NYSE E-mini MSCI EAFE Index Contracts	June 2013	23,477,680	(115,177)
TOTAL EQUITY INDEX CONTRACTS		$ 47,308,855	$ 264,421

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,879,934.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 333,247
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	622,598
Fidelity Consumer Staples Central Fund	1,029,016
Fidelity Emerging Markets Debt Central Fund	798,598
Fidelity Emerging Markets Equity Central Fund	250,483
Fidelity Energy Central Fund	710,930
Fidelity Financials Central Fund	1,401,080
Fidelity Floating Rate Central Fund	5,639,833
Fidelity Health Care Central Fund	466,539
Fidelity High Income Central Fund 1	4,226,305
Fidelity Industrials Central Fund	771,922
Fidelity Information Technology Central Fund	417,739
Fidelity International Equity Central Fund	756,892
Fidelity Materials Central Fund	291,522
Fidelity Money Market Central Fund	1,222,697
Fidelity Tactical Income Central Fund	23,992,517
Fidelity Telecom Services Central Fund	321,408
Fidelity Utilities Central Fund	436,623
Total	$ 43,712,670
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 2,889,319	$ 53,035,958	$ 16,437,447	3.8%
Fidelity Consumer Discretionary Central Fund	67,573,452	24,453,003	4,137,616	98,504,673	8.7%
Fidelity Consumer Staples Central Fund	60,258,579	18,832,785	3,248,416	84,399,127	8.3%
Fidelity Emerging Markets Debt Central Fund	25,187,911	2,641,186	330,198	27,153,806	26.2%
Fidelity Emerging Markets Equity Central Fund	-	99,986,731	6,692,356	96,316,393	13.4%
Fidelity Energy Central Fund	63,919,995	19,859,231	3,463,928	87,040,196	8.5%
Fidelity Financials Central Fund	104,990,249	34,681,646	6,295,165	149,144,185	8.8%
Fidelity Floating Rate Central Fund	236,383,820	18,721,880	110,895,801	149,127,093	11.1%
Fidelity Health Care Central Fund	75,718,455	22,865,070	4,189,976	106,414,062	8.5%
Fidelity High Income Central Fund 1	144,211,359	12,250,947	54,083,642	105,587,822	25.7%
Fidelity Industrials Central Fund	66,648,918	20,432,558	3,764,821	97,593,225	9.0%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	59,344,262	3,105,567	245,575,023	32.5%
Fidelity Information Technology Central Fund	116,619,970	31,737,434	6,106,678	145,533,692	8.5%
Fidelity International Equity Central Fund	68,870,933	55,712,791	4,354,782	128,384,498	7.5%
Fidelity Materials Central Fund	24,171,427	7,323,694	1,324,564	32,720,457	8.9%
Fidelity Tactical Income Central Fund	2,192,773,597	147,513,084	153,912,174	2,174,526,111	37.7%
Fidelity Telecom Services Central Fund	17,378,953	5,566,424	960,702	22,895,084	8.1%
Fidelity Utilities Central Fund	24,224,645	7,186,887	1,293,719	33,940,606	8.7%
Total	$ 3,548,385,028	$ 591,998,932	$ 421,196,063	$ 3,801,293,500
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,099,323,645	$ 1,099,323,645	$ -	$ -
Fixed-Income Central Funds	2,701,969,855	2,701,969,855	-	-
Money Market Central Funds	1,258,521,407	1,258,521,407	-	-
U.S. Treasury Obligations	4,579,925	-	4,579,925	-
Total Investments in Securities:	$ 5,064,394,832	$ 5,059,814,907	$ 4,579,925	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 379,598	$ 379,598	$ -	$ -
Liabilities
Futures Contracts	$ (115,177)	$ (115,177)	$ -	$ -
Total Derivative Instruments:	$ 264,421	$ 264,421	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 379,598	$ (115,177)
Total Value of Derivatives	$ 379,598	$ (115,177)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,579,838)	$ 4,579,925
Fidelity Central Funds (cost $4,670,443,574)	5,059,814,907
Total Investments (cost $4,675,023,412)		$ 5,064,394,832
Receivable for investments sold		6,845,891
Receivable for fund shares sold		4,866,291
Distributions receivable from Fidelity Central Funds		68,553
Receivable for daily variation margin on futures contracts		334,184
Prepaid expenses		5,716
Receivable from investment adviser for expense reductions		2,419
Other receivables		77,475
Total assets		5,076,595,361

Liabilities
Payable for fund shares redeemed	$ 11,625,209
Accrued management fee	1,742,913
Distribution and service plan fees payable	40,071
Other affiliated payables	457,408
Other payables and accrued expenses	15,444
Total liabilities		13,881,045

Net Assets		$ 5,062,714,316
Net Assets consist of:
Paid in capital		$ 4,796,525,492
Undistributed net investment income		6,969,771
Accumulated undistributed net realized gain (loss) on investments		(130,416,788)
Net unrealized appreciation (depreciation) on investments		389,635,841
Net Assets		$ 5,062,714,316

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,230,054 ÷ 3,543,842 shares)		$ 13.33

Maximum offering price per share (100/94.25 of $13.33)		$ 14.14
Class T: Net Asset Value and redemption price per share ($20,038,610 ÷ 1,506,090 shares)		$ 13.31

Maximum offering price per share (100/96.50 of $13.31)		$ 13.79
Class B: Net Asset Value and offering price per share ($2,718,002 ÷ 204,632 shares)A		$ 13.28

Class C: Net Asset Value and offering price per share ($24,209,501 ÷ 1,825,688 shares)A		$ 13.26

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,935,744,921 ÷ 369,767,412 shares)		$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,773,228 ÷ 2,456,406 shares)		$ 13.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,290
Income from Fidelity Central Funds		43,712,670
Total income		43,714,960

Expenses
Management fee	$ 10,136,057
Transfer agent fees	2,126,640
Distribution and service plan fees	237,955
Accounting fees and expenses	583,802
Custodian fees and expenses	810
Independent trustees' compensation	9,072
Registration fees	120,402
Audit	21,765
Legal	11,916
Miscellaneous	20,918
Total expenses before reductions	13,269,337
Expense reductions	(207,318)	13,062,019
Net investment income (loss)		30,652,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,456
Fidelity Central Funds	1,126,970
Futures contracts	(104,585)
Capital gain distributions from Fidelity Central Funds	426,585
Total net realized gain (loss)		1,490,426
Change in net unrealized appreciation (depreciation) on: Investment securities	80,978,525
Futures contracts	1,692,634
Total change in net unrealized appreciation (depreciation)		82,671,159
Net gain (loss)		84,161,585
Net increase (decrease) in net assets resulting from operations		$ 114,814,526

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,652,941	$ 69,381,580
Net realized gain (loss)	1,490,426	23,551,775
Change in net unrealized appreciation (depreciation)	82,671,159	263,559,333
Net increase (decrease) in net assets resulting from operations	114,814,526	356,492,688
Distributions to shareholders from net investment income	(29,142,473)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,246)	(46,550,220)
Total distributions	(125,022,719)	(116,349,285)
Share transactions - net increase (decrease)	356,235,667	807,470,991
Total increase (decrease) in net assets	346,027,474	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $6,969,771 and undistributed net investment income of $5,459,303, respectively)	$ 5,062,714,316	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.06	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.23	.91	.09	.74	.48	(1.27)
Total from investment operations	.29	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.06)	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.33)	(.34)	(.21) I	(.21) J	(.36)	(.67)
Net asset value, end of period	$ 13.33	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return B, C, D	2.19%	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.82% A	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.82% A	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	.97% A	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,230	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.23	.90	.09	.74	.48	(1.28)
Total from investment operations	.28	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.04)	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.31)	(.30) I	(.18)	(.18) J	(.33)	(.63)
Net asset value, end of period	$ 13.31	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return B, C, D	2.14%	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.09% A	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	.70% A	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,039	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.22	.90	.10	.74	.49	(1.27)
Total from investment operations	.23	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.01)	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.23) I	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.28	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return B, C, D	1.76%	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.62% A	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.17% A	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,718	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) E	.01	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.23	.89	.09	.74	.49	(1.26)
Total from investment operations	.24	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.01)	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.24)	(.12)	(.12) I	(.28)	(.58)
Net asset value, end of period	$ 13.26	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return B, C, D	1.84%	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.59% A	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.20% A	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,210	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) D	.08	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.23	.91	.09	.75	.50	(1.28)
Total from investment operations	.31	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.35	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return B, C	2.35%	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.52% A	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.27% A	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,935,745	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.23	.90	.10	.74	.50	(1.27)
Total from investment operations	.31	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.37) H	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.34	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return B, C	2.33%	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.56% A	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.23% A	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,773	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	18.9
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.1	2.5
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.1
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 35.5%
AAA,AA,A 7.0%	AAA,AA,A 5.3%
BBB 8.0%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.4%
Not Rated 0.4%	Not Rated 0.6%
Equities* 31.2%	Equities** 25.4%
Short-Term Investments and Net Other Assets (Liabilities) 16.1%	Short-Term Investments and Net Other Assets (Liabilities) 17.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.8
Google, Inc. Class A	0.4	0.3
General Electric Co.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.3	0.2
Comerica, Inc.	0.3	0.0
	1.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	17.1
Consumer Discretionary	5.4	5.6
Information Technology	5.4	4.9
Energy	4.9	4.2
Health Care	4.8	4.2
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 32.8%	Stock Class and Equity Futures** 27.4%
Bond Class 51.9%	Bond Class 56.3%
Short-Term Class 15.3%	Short-Term Class 16.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 14.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	155,992	$ 1,622,319
Fidelity Consumer Discretionary Central Fund (d)	83,871	14,213,541
Fidelity Consumer Staples Central Fund (d)	65,947	11,826,320
Fidelity Emerging Markets Equity Central Fund (d)	58,561	11,911,301
Fidelity Energy Central Fund (d)	91,933	12,322,712
Fidelity Financials Central Fund (d)	321,139	21,073,115
Fidelity Health Care Central Fund (d)	82,728	15,226,933
Fidelity Industrials Central Fund (d)	73,505	13,176,506
Fidelity Information Technology Central Fund (d)	105,512	20,461,955
Fidelity International Equity Central Fund (d)	356,283	25,541,960
Fidelity Materials Central Fund (d)	22,867	4,474,344
Fidelity Telecom Services Central Fund (d)	22,106	3,208,300
Fidelity Utilities Central Fund (d)	34,065	4,488,111
TOTAL EQUITY CENTRAL FUNDS (Cost $134,678,319)		159,547,417
Fixed-Income Central Funds - 53.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	237,658	2,590,467
Fidelity Floating Rate Central Fund (d)	137,975	14,761,919
Fidelity High Income Central Fund 1 (d)	100,075	10,397,779
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,750,165
Investment Grade Fixed-Income Funds - 47.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	234,027	24,186,718
Fidelity Tactical Income Central Fund (d)	1,967,172	213,536,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		237,723,192
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $251,154,901)		265,473,357
Money Market Central Funds - 15.1%

Fidelity Cash Central Fund, 0.15% (b)	53,269,249	53,269,249
Fidelity Money Market Central Fund, 0.30% (b)	22,387,799	22,387,799
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $75,657,048)		75,657,048
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $369,987)	$ 370,000	$ 369,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $461,860,255)	501,047,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	170,214
NET ASSETS - 100%	$ 501,218,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
22 NYSE E-mini MSCI EAFE Index Contracts	June 2013	1,825,120	(8,954)
TOTAL EQUITY INDEX CONTRACTS		$ 3,934,765	$ 24,650

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,994.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,235
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	82,021
Fidelity Consumer Staples Central Fund	136,503
Fidelity Emerging Markets Debt Central Fund	69,188
Fidelity Emerging Markets Equity Central Fund	32,964
Fidelity Energy Central Fund	91,523
Fidelity Financials Central Fund	179,797
Fidelity Floating Rate Central Fund	498,954
Fidelity Health Care Central Fund	61,083
Fidelity High Income Central Fund 1	374,192
Fidelity Industrials Central Fund	95,062
Fidelity Information Technology Central Fund	52,831
Fidelity International Equity Central Fund	159,558
Fidelity Materials Central Fund	35,931
Fidelity Money Market Central Fund	36,852
Fidelity Tactical Income Central Fund	2,135,457
Fidelity Telecom Services Central Fund	41,153
Fidelity Utilities Central Fund	52,232
Total	$ 4,167,497
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 908,009	$ 4,807,518	$ 1,622,319	0.4%
Fidelity Consumer Discretionary Central Fund	8,889,467	4,394,251	514,981	14,213,541	1.3%
Fidelity Consumer Staples Central Fund	7,734,006	3,368,688	405,134	11,826,320	1.2%
Fidelity Emerging Markets Debt Central Fund	2,061,118	593,903	29,335	2,590,467	2.5%
Fidelity Emerging Markets Equity Central Fund	1,754,450	10,414,300	577,301	11,911,301	1.7%
Fidelity Energy Central Fund	8,292,623	3,549,624	433,316	12,322,712	1.2%
Fidelity Financials Central Fund	13,532,981	6,289,933	784,920	21,073,115	1.2%
Fidelity Floating Rate Central Fund	19,764,972	4,502,103	9,951,876	14,761,919	1.1%
Fidelity Health Care Central Fund	9,936,447	4,169,594	522,055	15,226,933	1.2%
Fidelity High Income Central Fund 1	11,910,169	2,898,985	4,693,839	10,397,779	2.5%
Fidelity Industrials Central Fund	8,124,620	3,729,722	468,154	13,176,506	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	8,677,450	261,521	24,186,718	3.2%
Fidelity Information Technology Central Fund	14,993,183	5,793,653	762,756	20,461,955	1.2%
Fidelity International Equity Central Fund	15,666,174	9,282,616	1,127,296	25,541,960	1.5%
Fidelity Materials Central Fund	2,991,887	1,325,894	165,259	4,474,344	1.2%
Fidelity Tactical Income Central Fund	182,472,640	44,322,330	12,216,958	213,536,474	3.7%
Fidelity Telecom Services Central Fund	2,213,035	993,283	120,209	3,208,300	1.1%
Fidelity Utilities Central Fund	2,862,839	1,300,890	160,611	4,488,111	1.2%
Total	$ 334,786,921	$ 116,515,228	$ 38,003,039	$ 425,020,774
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 159,547,417	$ 159,547,417	$ -	$ -
Fixed-Income Central Funds	265,473,357	265,473,357	-	-
Money Market Central Funds	75,657,048	75,657,048	-	-
U.S. Treasury Obligations	369,993	-	369,993	-
Total Investments in Securities:	$ 501,047,815	$ 500,677,822	$ 369,993	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (8,954)	$ (8,954)	$ -	$ -
Total Derivative Instruments:	$ 24,650	$ 24,650	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (8,954)
Total Value of Derivatives	$ 33,604	$ (8,954)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
United Kingdom	2.4%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $369,987)	$ 369,993
Fidelity Central Funds (cost $461,490,268)	500,677,822
Total Investments (cost $461,860,255)		$ 501,047,815
Receivable for investments sold		134,078
Receivable for fund shares sold		1,691,753
Distributions receivable from Fidelity Central Funds		6,902
Receivable for daily variation margin on futures contracts		29,977
Prepaid expenses		532
Receivable from investment adviser for expense reductions		88
Other receivables		10,117
Total assets		502,921,262

Liabilities
Payable for investments purchased	$ 1,041,167
Payable for fund shares redeemed	415,065
Accrued management fee	168,497
Distribution and service plan fees payable	14,131
Other affiliated payables	49,149
Other payables and accrued expenses	15,224
Total liabilities		1,703,233

Net Assets		$ 501,218,029
Net Assets consist of:
Paid in capital		$ 471,496,984
Undistributed net investment income		789,260
Accumulated undistributed net realized gain (loss) on investments		(10,280,425)
Net unrealized appreciation (depreciation) on investments		39,212,210
Net Assets		$ 501,218,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,225,405 ÷ 1,290,309 shares)		$ 10.25

Maximum offering price per share (100/94.25 of $10.25)		$ 10.88
Class T: Net Asset Value and redemption price per share ($7,078,283 ÷ 691,189 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($1,050,741 ÷ 102,721 shares)A		$ 10.23

Class C: Net Asset Value and offering price per share ($9,418,494 ÷ 922,625 shares)A		$ 10.21

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($467,932,875 ÷ 45,627,353 shares)		$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,512,231 ÷ 244,920 shares)		$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 197
Income from Fidelity Central Funds		4,167,497
Total income		4,167,694

Expenses
Management fee	$ 906,289
Transfer agent fees	183,010
Distribution and service plan fees	80,254
Accounting fees and expenses	90,777
Custodian fees and expenses	450
Independent trustees' compensation	784
Registration fees	43,782
Audit	23,092
Legal	914
Miscellaneous	1,767
Total expenses before reductions	1,331,119
Expense reductions	(23,127)	1,307,992
Net investment income (loss)		2,859,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(5,866)
Futures contracts	(47,214)
Capital gain distributions from Fidelity Central Funds	36,724
Total net realized gain (loss)		(16,389)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,727,521
Futures contracts	139,615
Total change in net unrealized appreciation (depreciation)		11,867,136
Net gain (loss)		11,850,747
Net increase (decrease) in net assets resulting from operations		$ 14,710,449

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,859,702	$ 5,556,500
Net realized gain (loss)	(16,389)	(821,969)
Change in net unrealized appreciation (depreciation)	11,867,136	28,667,732
Net increase (decrease) in net assets resulting from operations	14,710,449	33,402,263
Distributions to shareholders from net investment income	(2,345,473)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(9,492,439)	(8,587,966)
Share transactions - net increase (decrease)	102,487,128	138,148,131
Total increase (decrease) in net assets	107,705,138	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $789,260 and undistributed net investment income of $275,031, respectively)	$ 501,218,029	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.32	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.04)	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.22) J	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.25	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	3.17%	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.88% A	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.87% A	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.04% A	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,225	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.174 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.26	.89	.01	.67	.40	(1.40)
Total from investment operations	.30	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.20)	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.24	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	3.04%	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13% A	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	.79% A	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,078	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	- J	.67	.40	(1.39)
Total from investment operations	.28	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) K	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.23	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	2.77%	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.27% A	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,051	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.39	(1.39)
Total from investment operations	.28	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.01)	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.21	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	2.78%	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.28% A	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,418	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.34	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.06)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.42%	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.57% A	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.56% A	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.35% A	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,933	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.90	- I	.67	.40	(1.39)
Total from investment operations	.33	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.05)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23) J	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.29%	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.64% A	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.63% A	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.28% A	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,512	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.174 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.3	17.3
Fannie Mae	6.6	9.4
Freddie Mac	3.2	3.1
Ginnie Mae	1.9	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.4
	29.4
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and U.S.Government Agency Obligations 32.0%
AAA,AA,A 6.4%	AAA,AA,A 5.1%
BBB 7.0%	BBB 6.7%
BB and Below 5.3%	BB and Below 7.9%
Not Rated 0.4%	Not Rated 0.6%
Equities* 40.2%	Equities** 34.8%
Short-Term Investments and Net Other Assets (Liabilities) 12.3%	Short-Term Investments and Net Other Assets (Liabilities) 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	1.1
Google, Inc. Class A	0.5	0.4
General Electric Co.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.4	0.3
Comerica, Inc.	0.4	0.0
	2.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.1
Information Technology	6.8	6.4
Consumer Discretionary	6.1	6.6
Energy	5.6	5.0
Health Care	5.5	4.7
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 42.6%	Stocks and Equity Futures** 37.1%
Bond Class 46.8%	Bond Class 51.5%
Short-Term Class 10.6%	Short-Term Class 11.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 17.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	142,583	$ 1,482,859
Fidelity Consumer Discretionary Central Fund (d)	98,726	16,731,158
Fidelity Consumer Staples Central Fund (d)	78,356	14,051,551
Fidelity Emerging Markets Equity Central Fund (d)	64,072	13,032,323
Fidelity Energy Central Fund (d)	108,781	14,580,995
Fidelity Financials Central Fund (d)	381,128	25,009,605
Fidelity Health Care Central Fund (d)	94,034	17,307,873
Fidelity Industrials Central Fund (d)	89,184	15,987,131
Fidelity Information Technology Central Fund (d)	124,774	24,197,374
Fidelity International Equity Central Fund (d)	454,545	32,586,320
Fidelity Materials Central Fund (d)	27,878	5,454,833
Fidelity Telecom Services Central Fund (d)	26,153	3,795,573
Fidelity Utilities Central Fund (d)	43,475	5,727,771
TOTAL EQUITY CENTRAL FUNDS (Cost $160,703,833)		189,945,366
Fixed-Income Central Funds - 47.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	214,300	2,335,872
Fidelity Floating Rate Central Fund (d)	125,945	13,474,856
Fidelity High Income Central Fund 1 (d)	91,371	9,493,409
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,304,137
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	212,013	21,911,514
Fidelity Tactical Income Central Fund (d)	1,581,755	171,699,468
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,610,982
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $208,597,938)		218,915,119
Money Market Central Funds - 10.7%

Fidelity Cash Central Fund, 0.15% (b)	38,835,455	38,835,455
Fidelity Money Market Central Fund, 0.30% (b)	10,271,540	10,271,540
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $49,106,995)		49,106,995
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $429,987)	$ 430,000	$ 429,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $418,838,753)	458,397,475
NET OTHER ASSETS (LIABILITIES) - 0.0%	16,289
NET ASSETS - 100%	$ 458,413,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	June 2013	$ 1,640,835	$ 26,136
46 NYSE E-mini MSCI EAFE Index Contracts	June 2013	3,816,160	(18,721)
TOTAL EQUITY INDEX CONTRACTS		$ 5,456,995	$ 7,415

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,098
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	98,435
Fidelity Consumer Staples Central Fund	164,102
Fidelity Emerging Markets Debt Central Fund	63,200
Fidelity Emerging Markets Equity Central Fund	40,467
Fidelity Energy Central Fund	110,693
Fidelity Financials Central Fund	218,139
Fidelity Floating Rate Central Fund	459,753
Fidelity Health Care Central Fund	70,604
Fidelity High Income Central Fund 1	344,537
Fidelity Industrials Central Fund	118,161
Fidelity Information Technology Central Fund	63,938
Fidelity International Equity Central Fund	213,598
Fidelity Materials Central Fund	44,943
Fidelity Money Market Central Fund	16,908
Fidelity Tactical Income Central Fund	1,743,498
Fidelity Telecom Services Central Fund	49,541
Fidelity Utilities Central Fund	68,631
Total	$ 3,912,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 768,275	$ 4,270,921	$ 1,482,859	0.3%
Fidelity Consumer Discretionary Central Fund	10,923,452	4,718,373	650,528	16,731,158	1.5%
Fidelity Consumer Staples Central Fund	9,623,375	3,566,272	512,407	14,051,551	1.4%
Fidelity Emerging Markets Debt Central Fund	1,855,158	565,267	52,584	2,335,872	2.3%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,024,945	679,553	13,032,323	1.8%
Fidelity Energy Central Fund	10,278,035	3,737,585	547,448	14,580,995	1.4%
Fidelity Financials Central Fund	16,857,157	6,641,734	991,521	25,009,605	1.5%
Fidelity Floating Rate Central Fund	17,950,196	4,502,350	9,393,088	13,474,856	1.0%
Fidelity Health Care Central Fund	11,396,292	4,652,101	660,358	17,307,873	1.4%
Fidelity High Income Central Fund 1	10,696,625	2,877,650	4,344,535	9,493,409	2.3%
Fidelity Industrials Central Fund	10,640,894	3,699,649	591,229	15,987,131	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	8,108,287	454,072	21,911,514	2.9%
Fidelity Information Technology Central Fund	18,627,473	5,990,172	964,797	24,197,374	1.4%
Fidelity International Equity Central Fund	21,356,252	10,656,436	1,764,961	32,586,320	1.9%
Fidelity Materials Central Fund	3,858,716	1,399,675	209,018	5,454,833	1.5%
Fidelity Tactical Income Central Fund	147,235,876	38,492,873	13,150,265	171,699,468	3.0%
Fidelity Telecom Services Central Fund	2,745,631	1,050,261	151,887	3,795,573	1.3%
Fidelity Utilities Central Fund	3,914,082	1,380,743	203,119	5,727,771	1.5%
Total	$ 320,777,844	$ 112,832,648	$ 39,592,291	$ 408,860,485
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 189,945,366	$ 189,945,366	$ -	$ -
Fixed-Income Central Funds	218,915,119	218,915,119	-	-
Money Market Central Funds	49,106,995	49,106,995	-	-
U.S. Treasury Obligations	429,995	-	429,995	-
Total Investments in Securities:	$ 458,397,475	$ 457,967,480	$ 429,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,136	$ 26,136	$ -	$ -
Liabilities
Futures Contracts	$ (18,721)	$ (18,721)	$ -	$ -
Total Derivative Instruments:	$ 7,415	$ 7,415	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,136	$ (18,721)
Total Value of Derivatives	$ 26,136	$ (18,721)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.6%
United Kingdom	3.2%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $429,987)	$ 429,995
Fidelity Central Funds (cost $418,408,766)	457,967,480
Total Investments (cost $418,838,753)		$ 458,397,475
Receivable for investments sold		130,364
Receivable for fund shares sold		772,015
Distributions receivable from Fidelity Central Funds		5,077
Receivable for daily variation margin on futures contracts		35,156
Prepaid expenses		505
Receivable from investment adviser for expense reductions		128
Other receivables		12,654
Total assets		459,353,374

Liabilities
Payable for investments purchased	$ 481,858
Payable for fund shares redeemed	227,815
Accrued management fee	155,480
Distribution and service plan fees payable	12,576
Other affiliated payables	46,678
Other payables and accrued expenses	15,203
Total liabilities		939,610

Net Assets		$ 458,413,764
Net Assets consist of:
Paid in capital		$ 423,999,309
Undistributed net investment income		1,382,727
Accumulated undistributed net realized gain (loss) on investments		(6,534,409)
Net unrealized appreciation (depreciation) on investments		39,566,137
Net Assets		$ 458,413,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,522,126 ÷ 1,694,562 shares)		$ 10.34

Maximum offering price per share (100/94.25 of $10.34)		$ 10.97
Class T: Net Asset Value and redemption price per share ($5,250,566 ÷ 508,709 shares)		$ 10.32

Maximum offering price per share (100/96.50 of $10.32)		$ 10.69
Class B: Net Asset Value and offering price per share ($740,897 ÷ 71,698 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($7,419,166 ÷ 720,152 shares)A		$ 10.30

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($426,455,238 ÷ 41,245,741 shares)		$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,025,771 ÷ 99,214 shares)		$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 212
Income from Fidelity Central Funds		3,912,064
Total income		3,912,276

Expenses
Management fee	$ 836,649
Transfer agent fees	176,084
Distribution and service plan fees	70,932
Accounting fees and expenses	83,801
Custodian fees and expenses	431
Independent trustees' compensation	720
Registration fees	44,911
Audit	23,092
Legal	832
Miscellaneous	1,592
Total expenses before reductions	1,239,044
Expense reductions	(27,778)	1,211,266
Net investment income (loss)		2,701,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(359,672)
Futures contracts	40,667
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(285,107)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,201,947
Futures contracts	109,409
Total change in net unrealized appreciation (depreciation)		15,311,356
Net gain (loss)		15,026,249
Net increase (decrease) in net assets resulting from operations		$ 17,727,259

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,701,010	$ 4,828,439
Net realized gain (loss)	(285,107)	(1,210,822)
Change in net unrealized appreciation (depreciation)	15,311,356	28,231,317
Net increase (decrease) in net assets resulting from operations	17,727,259	31,848,934
Distributions to shareholders from net investment income	(2,466,140)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(7,424,219)	(6,253,192)
Share transactions - net increase (decrease)	91,701,384	165,133,989
Total increase (decrease) in net assets	102,004,424	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $1,382,727 and undistributed net investment income of $1,147,857, respectively)	$ 458,413,764	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.36	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	.41	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.05)	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.18)	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	4.14%	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.88% A	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.86% A	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.08% A	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,522	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.36	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	.40	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.04)	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.17)	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.32	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	4.04%	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	.81% A	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,251	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	.37	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.14) K	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.33	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	3.75%	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.31% A	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.129 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	.37	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.02)	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.30	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	3.69%	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.31% A	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,419	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.31%	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.58% A	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.56% A	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.38% A	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,455	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.28%	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.64% A	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.62% A	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.32% A	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	1.4
General Electric Co.	0.6	0.6
Google, Inc. Class A	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
Comerica, Inc.	0.5	0.0
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.4
Amgen, Inc.	0.4	0.4
Comcast Corp. Class A	0.4	0.3
Exxon Mobil Corp.	0.4	0.4
	5.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	16.4
Information Technology	8.5	7.8
Consumer Discretionary	7.1	7.1
Health Care	6.4	5.9
Energy	6.3	5.7
Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.7	15.2
Fannie Mae	5.5	7.9
Freddie Mac	2.7	2.8
Ginnie Mae	1.6	1.9
Wachovia Bank Commercial Mortgage Trust	1.3	1.2
	24.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 23.9%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 5.5%	AAA,AA,A 4.3%
BBB 6.0%	BBB 6.0%
BB and Below 4.8%	BB and Below 7.1%
Not Rated 0.4%	Not Rated 0.4%
Equities* 50.0%	Equities** 44.4%
Short-Term Investments and Net Other Assets (Liabilities) 9.4%	Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 52.4%	Stock Class and Equity Futures** 46.8%
Bond Class 40.1%	Bond Class 45.2%
Short-Term Class 7.5%	Short-Term Class 8.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 21.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	2,258,739	$ 23,490,883
Fidelity Consumer Discretionary Central Fund (d)	1,871,578	317,176,300
Fidelity Consumer Staples Central Fund (d)	1,530,503	274,465,187
Fidelity Emerging Markets Equity Central Fund (d)	1,347,316	274,044,103
Fidelity Energy Central Fund (d)	2,091,026	280,281,066
Fidelity Financials Central Fund (d)	7,294,426	478,660,227
Fidelity Health Care Central Fund (d)	1,907,504	351,095,118
Fidelity Industrials Central Fund (d)	1,772,622	317,760,210
Fidelity Information Technology Central Fund (d)	2,437,495	472,703,428
Fidelity International Equity Central Fund (d)	9,190,321	658,854,119
Fidelity Materials Central Fund (d)	545,666	106,770,406
Fidelity Telecom Services Central Fund (d)	505,479	73,360,203
Fidelity Utilities Central Fund (d)	823,399	108,482,838
TOTAL EQUITY CENTRAL FUNDS (Cost $2,989,382,560)		3,737,144,088
Fixed-Income Central Funds - 41.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (d)	3,459,946	37,713,416
Fidelity Floating Rate Central Fund (d)	1,661,910	177,807,702
Fidelity High Income Central Fund 1 (d)	1,446,179	150,258,005
TOTAL HIGH YIELD FIXED-INCOME FUNDS		365,779,123
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,646,086	273,473,001
Fidelity Tactical Income Central Fund (d)	21,514,144	2,335,360,332
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,608,833,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,758,458,939)		2,974,612,456
Money Market Central Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	434,145,274	434,145,274
Fidelity Money Market Central Fund, 0.30% (b)	105,024,710	105,024,710
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $539,169,984)		539,169,984
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $7,329,740)	$ 7,330,000	$ 7,329,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,294,341,223)	7,258,256,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,144,795)
NET ASSETS - 100%	$ 7,257,111,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
266 CME E-mini S&P 500 Index Contracts	June 2013	$ 20,783,910	$ 331,060
803 NYSE E-mini MSCI EAFE Index Contracts	June 2013	66,616,880	(326,810)
TOTAL EQUITY INDEX CONTRACTS		$ 87,400,790	$ 4,250

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,119,896.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,990
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	2,056,860
Fidelity Consumer Staples Central Fund	3,420,564
Fidelity Emerging Markets Debt Central Fund	1,133,356
Fidelity Emerging Markets Equity Central Fund	1,023,549
Fidelity Energy Central Fund	2,326,001
Fidelity Financials Central Fund	4,574,103
Fidelity Floating Rate Central Fund	6,550,124
Fidelity Health Care Central Fund	1,564,609
Fidelity High Income Central Fund 1	6,080,046
Fidelity Industrials Central Fund	2,570,987
Fidelity Information Technology Central Fund	1,387,800
Fidelity International Equity Central Fund	4,731,194
Fidelity Materials Central Fund	974,778
Fidelity Money Market Central Fund	257,404
Fidelity Tactical Income Central Fund	26,547,843
Fidelity Telecom Services Central Fund	1,078,239
Fidelity Utilities Central Fund	1,417,922
Total	$ 67,931,774
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 792,638	$ 74,860,863	$ 23,490,883	5.4%
Fidelity Consumer Discretionary Central Fund	268,748,938	28,601,390	15,144,510	317,176,300	28.0%
Fidelity Consumer Staples Central Fund	238,181,345	20,133,667	11,987,467	274,465,187	27.1%
Fidelity Emerging Markets Debt Central Fund	36,881,029	2,148,344	856,758	37,713,416	36.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	180,384,341	14,267,535	274,044,103	38.3%
Fidelity Energy Central Fund	251,322,552	20,146,611	12,795,950	280,281,066	27.2%
Fidelity Financials Central Fund	412,515,870	35,896,040	23,059,317	478,660,227	28.1%
Fidelity Floating Rate Central Fund	281,231,740	9,733,050	118,845,647	177,807,702	13.2%
Fidelity Health Care Central Fund	304,230,534	22,709,867	15,401,313	351,095,118	28.0%
Fidelity High Income Central Fund 1	207,190,037	10,504,582	72,053,880	150,258,005	36.6%
Fidelity Industrials Central Fund	262,639,089	21,140,313	13,761,069	317,760,210	29.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	67,973,628	37,329,890	273,473,001	36.2%
Fidelity Information Technology Central Fund	461,333,386	26,178,315	22,519,430	472,703,428	27.5%
Fidelity International Equity Central Fund	557,221,747	82,223,387	34,223,089	658,854,119	38.4%
Fidelity Materials Central Fund	95,552,749	7,570,016	4,866,934	106,770,406	29.2%
Fidelity Tactical Income Central Fund	2,521,030,215	54,418,900	227,156,284	2,335,360,332	40.5%
Fidelity Telecom Services Central Fund	68,136,052	6,018,251	3,542,497	73,360,203	26.1%
Fidelity Utilities Central Fund	93,077,241	7,809,896	4,728,041	108,482,838	27.9%
Total	$ 6,502,194,768	$ 604,383,236	$ 707,400,474	$ 6,711,756,544
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,737,144,088	$ 3,737,144,088	$ -	$ -
Fixed-Income Central Funds	2,974,612,456	2,974,612,456	-	-
Money Market Central Funds	539,169,984	539,169,984	-	-
U.S. Treasury Obligations	7,329,876	-	7,329,876	-
Total Investments in Securities:	$ 7,258,256,404	$ 7,250,926,528	$ 7,329,876	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 331,060	$ 331,060	$ -	$ -
Liabilities
Futures Contracts	$ (326,810)	$ (326,810)	$ -	$ -
Total Derivative Instruments:	$ 4,250	$ 4,250	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 331,060	$ (326,810)
Total Value of Derivatives	$ 331,060	$ (326,810)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.9%
United Kingdom	3.8%
Japan	1.7%
France	1.5%
Switzerland	1.2%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,329,740)	$ 7,329,876
Fidelity Central Funds (cost $6,287,011,483)	7,250,926,528
Total Investments (cost $6,294,341,223)		$ 7,258,256,404
Receivable for investments sold		8,611,290
Receivable for fund shares sold		3,234,716
Distributions receivable from Fidelity Central Funds		57,304
Receivable for daily variation margin on futures contracts		563,422
Prepaid expenses		7,740
Receivable from investment adviser for expense reductions		13,276
Other receivables		516,812
Total assets		7,271,260,964

Liabilities
Payable for fund shares redeemed	$ 9,791,919
Accrued management fee	3,049,462
Transfer agent fee payable	894,264
Distribution and service plan fees payable	50,246
Other affiliated payables	129,188
Other payables and accrued expenses	234,276
Total liabilities		14,149,355

Net Assets		$ 7,257,111,609
Net Assets consist of:
Paid in capital		$ 6,441,450,047
Undistributed net investment income		19,516,946
Accumulated undistributed net realized gain (loss) on investments		(167,774,815)
Net unrealized appreciation (depreciation) on investments		963,919,431
Net Assets		$ 7,257,111,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,832,142 ÷ 4,149,829 shares)		$ 17.07

Maximum offering price per share (100/94.25 of $17.07)		$ 18.11
Class T: Net Asset Value and redemption price per share ($27,067,244 ÷ 1,587,258 shares)		$ 17.05

Maximum offering price per share (100/96.50 of $17.05)		$ 17.67
Class B: Net Asset Value and offering price per share ($3,829,200 ÷ 224,986 shares)A		$ 17.02

Class C: Net Asset Value and offering price per share ($26,008,069 ÷ 1,532,111 shares)A		$ 16.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,109,668,827 ÷ 415,131,725 shares)		$ 17.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,706,127 ÷ 1,152,195 shares)		$ 17.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,776
Income from Fidelity Central Funds		67,931,774
Total income		67,935,550

Expenses
Management fee	$ 17,832,124
Transfer agent fees	5,258,709
Distribution and service plan fees	280,215
Accounting fees and expenses	725,361
Custodian fees and expenses	736
Independent trustees' compensation	13,617
Appreciation in deferred trustee compensation account	344
Registration fees	90,354
Audit	21,765
Legal	26,530
Interest	195
Miscellaneous	30,871
Total expenses before reductions	24,280,821
Expense reductions	(867,125)	23,413,696
Net investment income (loss)		44,521,854
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	616,719
Fidelity Central Funds	84,943,921
Futures contracts	(1,546,770)
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		84,617,627
Change in net unrealized appreciation (depreciation) on: Investment securities	227,634,911
Futures contracts	1,964,942
Total change in net unrealized appreciation (depreciation)		229,599,853
Net gain (loss)		314,217,480
Net increase (decrease) in net assets resulting from operations		$ 358,739,334

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,521,854	$ 110,513,803
Net realized gain (loss)	84,617,627	(4,532,480)
Change in net unrealized appreciation (depreciation)	229,599,853	842,727,607
Net increase (decrease) in net assets resulting from operations	358,739,334	948,708,930
Distributions to shareholders from net investment income	(50,047,552)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(56,381,520)	(127,553,784)
Share transactions - net increase (decrease)	(8,962,656)	167,691,488
Total increase (decrease) in net assets	293,395,158	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $19,516,946 and undistributed net investment income of $25,042,644, respectively)	$ 7,257,111,609	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	.82	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.09)	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.11)	(.26) I	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 17.07	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return B, C, D	5.03%	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	.97% A	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	.96% A	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,832	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.80	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.07)	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.09)	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 17.05	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return B, C, D	4.91%	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.22% A	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	.71% A	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,067	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.76	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.03)	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.14) I	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 17.02	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return B, C, D	4.64%	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.72% A	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.21% A	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,829	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	.76	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.03)	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.15) I	(.14) J	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.98	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return B, C, D	4.68%	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.72% A	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.20% A	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,008	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) D	.11	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	.74	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	.85	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.12)	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.31) I	(.29) J	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 17.13	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return B, C	5.24%	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.66% A	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.27% A	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,109,669	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	.84	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.12)	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.30) I	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 17.10	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return B, C	5.17%	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.70% A	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.22% A	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,706	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.015 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	1.7
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.5
Comerica, Inc.	0.6	0.0
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.5	0.5
Amgen, Inc.	0.5	0.4
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.4
	6.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	14.6
Information Technology	9.2	8.9
Consumer Discretionary	8.2	7.9
Health Care	7.4	6.7
Industrials	7.0	6.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 20.5%	U.S. Government and U.S. Government Agency Obligations 24.5%
AAA,AA,A 4.4%	AAA,AA,A 3.6%
BBB 5.2%	BBB 5.2%
BB and Below 3.5%	BB and Below 6.2%
Not Rated 0.3%	Not Rated 0.4%
Equities* 59.7%	Equities** 54.5%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 62.0%	Stock Class and Equity Futures** 56.6%
Bond Class 32.9%	Bond Class 39.5%
Short-Term Class 5.1%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	250,986	$ 2,610,253
Fidelity Consumer Discretionary Central Fund (d)	251,729	42,660,591
Fidelity Consumer Staples Central Fund (d)	201,462	36,128,184
Fidelity Emerging Markets Equity Central Fund (d)	160,994	32,746,086
Fidelity Energy Central Fund (d)	275,446	36,920,759
Fidelity Financials Central Fund (d)	975,744	64,028,328
Fidelity Health Care Central Fund (d)	249,441	45,912,077
Fidelity Industrials Central Fund (d)	228,135	40,895,429
Fidelity Information Technology Central Fund (d)	319,244	61,911,084
Fidelity International Equity Central Fund (d)	1,327,883	95,195,928
Fidelity Materials Central Fund (d)	71,531	13,996,480
Fidelity Telecom Services Central Fund (d)	66,300	9,622,118
Fidelity Utilities Central Fund (d)	108,453	14,288,688
TOTAL EQUITY CENTRAL FUNDS (Cost $416,616,834)		496,916,005
Fixed-Income Central Funds - 33.5%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	369,276	4,025,112
Fidelity Floating Rate Central Fund (d)	71,805	7,682,374
Fidelity High Income Central Fund 1 (d)	158,017	16,418,001
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,125,487
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	223,889	23,138,959
Fidelity Tactical Income Central Fund (d)	2,023,737	219,676,686
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		242,815,645
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $257,085,904)		270,941,132
Money Market Central Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $39,196,196)	39,196,196	39,196,196
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $699,976)	$ 700,000	$ 699,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $713,598,910)	807,753,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,357
NET ASSETS - 100%	$ 807,768,678
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
84 NYSE E-mini MSCI EAFE Index Contracts	June 2013	6,968,640	(34,187)
TOTAL EQUITY INDEX CONTRACTS		$ 9,078,285	$ (583)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,989.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,023
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	249,622
Fidelity Consumer Staples Central Fund	421,108
Fidelity Emerging Markets Debt Central Fund	109,772
Fidelity Emerging Markets Equity Central Fund	110,373
Fidelity Energy Central Fund	276,205
Fidelity Financials Central Fund	551,044
Fidelity Floating Rate Central Fund	410,007
Fidelity Health Care Central Fund	185,847
Fidelity High Income Central Fund 1	525,263
Fidelity Industrials Central Fund	299,703
Fidelity Information Technology Central Fund	161,409
Fidelity International Equity Central Fund	635,608
Fidelity Materials Central Fund	114,272
Fidelity Tactical Income Central Fund	2,260,598
Fidelity Telecom Services Central Fund	126,238
Fidelity Utilities Central Fund	168,809
Total	$ 6,626,007
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,389,387	$ 7,506,447	$ 2,610,253	0.6%
Fidelity Consumer Discretionary Central Fund	29,102,286	10,596,777	1,483,295	42,660,591	3.8%
Fidelity Consumer Staples Central Fund	25,830,682	7,940,289	1,167,170	36,128,184	3.6%
Fidelity Emerging Markets Debt Central Fund	3,241,106	918,699	78,359	4,025,112	3.9%
Fidelity Emerging Markets Equity Central Fund	10,591,183	22,430,420	1,268,591	32,746,086	4.6%
Fidelity Energy Central Fund	27,096,865	8,271,575	1,246,956	36,920,759	3.6%
Fidelity Financials Central Fund	45,117,276	14,763,918	2,257,683	64,028,328	3.8%
Fidelity Floating Rate Central Fund	22,224,028	3,733,954	18,611,862	7,682,374	0.6%
Fidelity Health Care Central Fund	32,605,604	9,774,163	1,503,186	45,912,077	3.7%
Fidelity High Income Central Fund 1	15,434,418	4,286,252	3,699,769	16,418,001	4.0%
Fidelity Industrials Central Fund	27,735,161	8,793,997	1,348,232	40,895,429	3.8%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	4,506,254	3,237,421	23,138,959	3.1%
Fidelity Information Technology Central Fund	49,740,670	13,128,354	2,203,666	61,911,084	3.6%
Fidelity International Equity Central Fund	67,575,168	25,589,934	5,009,714	95,195,928	5.5%
Fidelity Materials Central Fund	10,329,858	3,113,018	476,669	13,996,480	3.8%
Fidelity Tactical Income Central Fund	195,890,957	44,960,356	20,040,145	219,676,686	3.8%
Fidelity Telecom Services Central Fund	7,266,360	2,334,353	346,050	9,622,118	3.4%
Fidelity Utilities Central Fund	10,088,516	3,083,823	464,545	14,288,688	3.7%
Total	$ 610,960,333	$ 189,615,523	$ 71,949,760	$ 767,857,137
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 496,916,005	$ 496,916,005	$ -	$ -
Fixed-Income Central Funds	270,941,132	270,941,132	-	-
Money Market Central Funds	39,196,196	39,196,196	-	-
U.S. Treasury Obligations	699,988	-	699,988	-
Total Investments in Securities:	$ 807,753,321	$ 807,053,333	$ 699,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (34,187)	$ (34,187)	$ -	$ -
Total Derivative Instruments:	$ (583)	$ (583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (34,187)
Total Value of Derivatives	$ 33,604	$ (34,187)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	75.3%
United Kingdom	4.5%
Japan	2.1%
France	1.8%
Switzerland	1.4%
Canada	1.1%
Germany	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $699,976)	$ 699,988
Fidelity Central Funds (cost $712,898,934)	807,053,333
Total Investments (cost $713,598,910)		$ 807,753,321
Cash		5,991
Receivable for investments sold		330,172
Receivable for fund shares sold		2,701,516
Distributions receivable from Fidelity Central Funds		5,104
Receivable for daily variation margin on futures contracts		60,019
Prepaid expenses		901
Receivable from investment adviser for expense reductions		133
Other receivables		33,960
Total assets		810,891,117

Liabilities
Payable for investments purchased	$ 2,147,167
Payable for fund shares redeemed	450,283
Accrued management fee	368,884
Distribution and service plan fees payable	25,121
Other affiliated payables	115,913
Other payables and accrued expenses	15,071
Total liabilities		3,122,439

Net Assets		$ 807,768,678
Net Assets consist of:
Paid in capital		$ 721,855,767
Undistributed net investment income		1,880,445
Accumulated undistributed net realized gain (loss) on investments		(10,121,362)
Net unrealized appreciation (depreciation) on investments		94,153,828
Net Assets		$ 807,768,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,876,301 ÷ 3,968,230 shares)		$ 10.55

Maximum offering price per share (100/94.25 of $10.55)		$ 11.19
Class T: Net Asset Value and redemption price per share ($12,038,890 ÷ 1,144,444 shares)		$ 10.52

Maximum offering price per share (100/96.50 of $10.52)		$ 10.90
Class B: Net Asset Value and offering price per share ($1,671,737 ÷ 158,492 shares)A		$ 10.55

Class C: Net Asset Value and offering price per share ($12,510,932 ÷ 1,195,366 shares)A		$ 10.47

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($730,587,241 ÷ 69,038,621 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,083,577 ÷ 858,114 shares)		$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 402
Income from Fidelity Central Funds		6,626,007
Total income		6,626,409

Expenses
Management fee	$ 1,965,995
Transfer agent fees	476,303
Distribution and service plan fees	140,314
Accounting fees and expenses	159,669
Custodian fees and expenses	372
Independent trustees' compensation	1,265
Registration fees	43,834
Audit	23,092
Legal	1,454
Miscellaneous	2,854
Total expenses before reductions	2,815,152
Expense reductions	(73,913)	2,741,239
Net investment income (loss)		3,885,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(26,247)
Futures contracts	(76,708)
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(44,688)
Change in net unrealized appreciation (depreciation) on: Investment securities	39,257,275
Futures contracts	174,331
Total change in net unrealized appreciation (depreciation)		39,431,606
Net gain (loss)		39,386,918
Net increase (decrease) in net assets resulting from operations		$ 43,272,088

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,885,170	$ 8,038,669
Net realized gain (loss)	(44,688)	(3,038,342)
Change in net unrealized appreciation (depreciation)	39,431,606	70,383,089
Net increase (decrease) in net assets resulting from operations	43,272,088	75,383,416
Distributions to shareholders from net investment income	(7,561,951)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,229)	(1,030,578)
Total distributions	(14,850,180)	(5,924,871)
Share transactions - net increase (decrease)	152,409,798	255,553,879
Total increase (decrease) in net assets	180,831,706	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $1,880,445 and undistributed net investment income of $5,557,226, respectively)	$ 807,768,678	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	.59	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.20)	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.55	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	5.93%	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.07% A	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.05% A	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	.83% A	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,876	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	.54	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	.57	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.52	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	5.75%	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.33% A	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.31% A	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.57% A	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,039	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	.55	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.55	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	5.51%	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	.55	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.14) K	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.47	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	5.50%	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,511	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	.54	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	.60	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.58	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.75% A	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.73% A	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.15% A	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 730,587	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	.55	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	.60	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.59	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.81% A	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.07% A	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,084	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	2.1
Google, Inc. Class A	0.8	0.8
General Electric Co.	0.8	0.9
British American Tobacco PLC sponsored ADR	0.7	0.6
Comerica, Inc.	0.7	0.0
Procter & Gamble Co.	0.7	0.8
The Coca-Cola Co.	0.6	0.6
Amgen, Inc.	0.6	0.5
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.5
	6.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	15.1
Information Technology	10.5	10.4
Consumer Discretionary	9.0	8.7
Health Care	7.9	7.6
Industrials	7.7	8.0
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 14.1%	U.S. Government and U.S. Government Agency Obligations 17.7%
AAA,AA,A 2.6%	AAA,AA,A 2.5%
BBB 3.6%	BBB 3.6%
BB and Below 3.2%	BB and Below 6.0%
Not Rated 0.3%	Not Rated 0.4%
Equities* 69.8%	Equities** 63.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 71.8%	Stocks and Equity Futures** 66.1%
Bond Class 23.3%	Bond Class 30.0%
Short-Term Class 4.9%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,006,867	$ 10,471,413
Fidelity Consumer Discretionary Central Fund (d)	1,139,919	193,181,993
Fidelity Consumer Staples Central Fund (d)	940,121	168,591,818
Fidelity Emerging Markets Equity Central Fund (d)	823,069	167,412,250
Fidelity Energy Central Fund (d)	1,275,809	171,009,428
Fidelity Financials Central Fund (d)	4,454,654	292,314,378
Fidelity Health Care Central Fund (d)	1,163,545	214,162,087
Fidelity Industrials Central Fund (d)	1,067,592	191,376,614
Fidelity Information Technology Central Fund (d)	1,496,678	290,250,856
Fidelity International Equity Central Fund (d)	6,294,536	451,255,272
Fidelity Materials Central Fund (d)	338,400	66,214,631
Fidelity Telecom Services Central Fund (d)	311,403	45,193,932
Fidelity Utilities Central Fund (d)	506,973	66,793,741
TOTAL EQUITY CENTRAL FUNDS (Cost $1,978,096,258)		2,328,228,413
Fixed-Income Central Funds - 23.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,507,237	16,428,878
Fidelity Floating Rate Central Fund (d)	287,108	30,717,650
Fidelity High Income Central Fund 1 (d)	632,753	65,743,028
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,889,556
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	888,571	91,833,813
Fidelity Tactical Income Central Fund (d)	5,203,705	564,862,158
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,695,971
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $726,593,032)		769,585,527
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	1,963
Verint Systems, Inc. (a)	91	3,326
TOTAL COMMON STOCKS (Cost $4,569)		5,289
Money Market Central Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	138,749,348	$ 138,749,348
Fidelity Money Market Central Fund, 0.30% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $138,749,352)		138,749,352
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $2,699,904)	$ 2,700,000	2,699,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,846,143,115)	3,239,268,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(728,839)
NET ASSETS - 100%	$ 3,238,539,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME E-mini S&P 500 Index Contracts	June 2013	$ 6,797,745	$ 108,279
219 NYSE E-mini MSCI EAFE Index Contracts	June 2013	18,168,240	(126,228)
TOTAL EQUITY INDEX CONTRACTS		$ 24,965,985	$ (17,949)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,189,963.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,319
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	1,233,823
Fidelity Consumer Staples Central Fund	2,089,287
Fidelity Emerging Markets Debt Central Fund	488,830
Fidelity Emerging Markets Equity Central Fund	654,646
Fidelity Energy Central Fund	1,394,525
Fidelity Financials Central Fund	2,742,849
Fidelity Floating Rate Central Fund	1,824,480
Fidelity Health Care Central Fund	939,492
Fidelity High Income Central Fund 1	2,300,245
Fidelity Industrials Central Fund	1,529,554
Fidelity Information Technology Central Fund	836,388
Fidelity International Equity Central Fund	3,256,459
Fidelity Materials Central Fund	594,538
Fidelity Tactical Income Central Fund	6,494,480
Fidelity Telecom Services Central Fund	657,727
Fidelity Utilities Central Fund	858,093
Total	$ 27,972,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 808,185	$ 32,106,653	$ 10,471,413	2.4%
Fidelity Consumer Discretionary Central Fund	163,745,803	14,619,688	6,266,929	193,181,993	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	7,645,750	4,976,781	168,591,818	16.6%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,180,407	345,900	16,428,878	15.9%
Fidelity Emerging Markets Equity Central Fund	64,901,046	101,985,080	6,044,817	167,412,250	23.4%
Fidelity Energy Central Fund	153,830,577	9,440,003	5,317,962	171,009,428	16.6%
Fidelity Financials Central Fund	247,899,320	22,040,851	9,553,775	292,314,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	3,960,973	81,222,168	30,717,650	2.3%
Fidelity Health Care Central Fund	186,145,992	10,565,293	6,390,357	214,162,087	17.1%
Fidelity High Income Central Fund 1	73,128,662	6,457,546	15,583,647	65,743,028	16.0%
Fidelity Industrials Central Fund	161,512,794	7,043,331	5,698,183	191,376,614	17.7%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	2,565,931	15,005,444	91,833,813	12.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 284,378,680	$ 10,838,501	$ 9,346,277	$ 290,250,856	16.9%
Fidelity International Equity Central Fund	365,839,378	63,562,802	14,772,114	451,255,272	26.3%
Fidelity Materials Central Fund	59,437,024	3,602,704	2,015,132	66,214,631	18.1%
Fidelity Tactical Income Central Fund	637,790,096	22,316,886	92,094,818	564,862,158	9.8%
Fidelity Telecom Services Central Fund	42,132,776	2,885,604	1,472,470	45,193,932	16.1%
Fidelity Utilities Central Fund	57,428,489	3,786,732	1,956,510	66,793,741	17.2%
Total	$ 2,917,646,941	$ 295,306,267	$ 310,169,937	$ 3,097,813,940
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,289	$ 5,289	$ -	$ -
Equity Central Funds	2,328,228,413	2,328,228,413	-	-
Fixed-Income Central Funds	769,585,527	769,585,527	-	-
Money Market Central Funds	138,749,352	138,749,352	-	-
U.S. Treasury Obligations	2,699,954	-	2,699,954	-
Total Investments in Securities:	$ 3,239,268,535	$ 3,236,568,581	$ 2,699,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 108,279	$ 108,279	$ -	$ -
Liabilities
Futures Contracts	$ (126,228)	$ (126,228)	$ -	$ -
Total Derivative Instruments:	$ (17,949)	$ (17,949)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 108,279	$ (126,228)
Total Value of Derivatives	$ 108,279	$ (126,228)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	71.4%
United Kingdom	5.0%
Japan	2.6%
France	2.3%
Switzerland	1.7%
Australia	1.2%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	13.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,704,473)	$ 2,705,243
Fidelity Central Funds (cost $2,843,438,642)	3,236,563,292
Total Investments (cost $2,846,143,115)		$ 3,239,268,535
Receivable for investments sold		4,763,304
Receivable for fund shares sold		1,981,722
Distributions receivable from Fidelity Central Funds		18,093
Receivable for daily variation margin on futures contracts		194,586
Prepaid expenses		3,416
Receivable from investment adviser for expense reductions		11,914
Other receivables		248,444
Total assets		3,246,490,014

Liabilities
Payable for fund shares redeemed	$ 5,783,536
Accrued management fee	1,492,748
Transfer agent fee payable	409,782
Distribution and service plan fees payable	83,440
Other affiliated payables	102,144
Other payables and accrued expenses	78,668
Total liabilities		7,950,318

Net Assets		$ 3,238,539,696
Net Assets consist of:
Paid in capital		$ 3,004,391,713
Undistributed net investment income		6,776,563
Accumulated undistributed net realized gain (loss) on investments		(165,736,051)
Net unrealized appreciation (depreciation) on investments		393,107,471
Net Assets		$ 3,238,539,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,949,597 ÷ 6,779,060 shares)		$ 18.28

Maximum offering price per share (100/94.25 of $18.28)		$ 19.40
Class T: Net Asset Value and redemption price per share ($43,542,268 ÷ 2,380,943 shares)		$ 18.29

Maximum offering price per share (100/96.50 of $18.29)		$ 18.95
Class B: Net Asset Value and offering price per share ($6,736,743 ÷ 366,631 shares)A		$ 18.37

Class C: Net Asset Value and offering price per share ($40,989,679 ÷ 2,247,115 shares)A		$ 18.24

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,990,255,430 ÷ 163,332,018 shares)		$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,065,979 ÷ 1,805,084 shares)		$ 18.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,405
Income from Fidelity Central Funds		27,972,681
Total income		27,974,086

Expenses
Management fee	$ 8,559,600
Transfer agent fees	2,390,467
Distribution and service plan fees	489,851
Accounting fees and expenses	578,612
Custodian fees and expenses	563
Independent trustees' compensation	5,857
Appreciation in deferred trustee compensation account	84
Registration fees	56,976
Audit	21,765
Legal	11,362
Miscellaneous	13,290
Total expenses before reductions	12,128,427
Expense reductions	(521,899)	11,606,528
Net investment income (loss)		16,367,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	373,473
Fidelity Central Funds	34,744,718
Futures contracts	(1,405,040)
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		33,973,407
Change in net unrealized appreciation (depreciation) on: Investment securities	160,286,827
Futures contracts	810,068
Total change in net unrealized appreciation (depreciation)		161,096,895
Net gain (loss)		195,070,302
Net increase (decrease) in net assets resulting from operations		$ 211,437,860

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,367,558	$ 40,604,708
Net realized gain (loss)	33,973,407	(15,590,236)
Change in net unrealized appreciation (depreciation)	161,096,895	456,260,101
Net increase (decrease) in net assets resulting from operations	211,437,860	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	75,265,857	239,918,849
Total increase (decrease) in net assets	240,254,739	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $6,776,563 and undistributed net investment income of $31,703,525, respectively)	$ 3,238,539,696	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	1.10	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	1.17	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 18.28	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	6.84%	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.78% A	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,950	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.16	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.17)	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 18.29	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	6.78%	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.29% A	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.52% A	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,542	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	1.11	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.04)	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 18.37	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	6.42%	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	(.05)% A	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,737	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.10)	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 18.24	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	6.46%	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.78% A	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.03% A	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,990	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) D	.10	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	1.11	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	1.21	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.28)	(.27) I	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 18.31	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return B, C	7.05%	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.72% A	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.10% A	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990,255	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	1.12	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	1.21	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 18.32	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	7.07%	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.76% A	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.06% A	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,066	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	2.4
Google, Inc. Class A	1.0	0.9
General Electric Co.	1.0	1.1
British American Tobacco PLC sponsored ADR	0.9	0.7
Procter & Gamble Co.	0.8	1.0
Comerica, Inc.	0.8	0.0
The Coca-Cola Co.	0.8	0.7
Amgen, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.7
Comcast Corp. Class A	0.6	0.5
	8.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	16.9
Information Technology	12.4	11.9
Consumer Discretionary	10.0	9.5
Industrials	9.5	9.1
Health Care	9.3	8.7
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 7.2%	U.S. Government and U.S. Government Agency Obligations 9.5%
AAA,AA,A 1.2%	AAA,AA,A 1.3%
BBB 1.6%	BBB 2.1%
BB and Below 1.6%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.2%
Equities* 84.0%	Equities** 78.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 86.3%	Stocks and Equity Futures** 80.1%
Bond Class 11.2%	Bond Class 16.6%
Short-Term Class 2.5%	Short-Term Class 3.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 32.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	335,807	$ 3,492,397
Fidelity Consumer Discretionary Central Fund (d)	463,002	78,464,924
Fidelity Consumer Staples Central Fund (d)	385,649	69,158,419
Fidelity Emerging Markets Equity Central Fund (d)	299,671	60,953,161
Fidelity Energy Central Fund (d)	529,886	71,025,967
Fidelity Financials Central Fund (d)	1,798,638	118,026,626
Fidelity Health Care Central Fund (d)	458,170	84,330,831
Fidelity Industrials Central Fund (d)	431,277	77,310,639
Fidelity Information Technology Central Fund (d)	603,433	117,023,700
Fidelity International Equity Central Fund (d)	2,551,262	182,899,956
Fidelity Materials Central Fund (d)	136,220	26,654,112
Fidelity Telecom Services Central Fund (d)	133,576	19,385,862
Fidelity Utilities Central Fund (d)	202,071	26,622,855
TOTAL EQUITY CENTRAL FUNDS (Cost $799,905,192)		935,349,449
Fixed-Income Central Funds - 11.4%

High Yield Fixed-Income Funds - 1.5%
Fidelity High Income Central Fund 1 (d)	158,967	16,516,691
Investment Grade Fixed-Income Funds - 9.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	197,759	20,438,350
Fidelity Tactical Income Central Fund (d)	798,195	86,644,062
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		107,082,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $120,930,654)		123,599,103
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.15% (b) (Cost $24,117,453)	24,117,453	24,117,453
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (c) (Cost $979,966)	$ 980,000	$ 979,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $945,933,265)	1,084,045,987
NET OTHER ASSETS (LIABILITIES) - 0.0%	33,086
NET ASSETS - 100%	$ 1,084,079,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,031,510	$ 32,359
139 NYSE E-mini MSCI EAFE Index Contracts	June 2013	11,531,440	(78,762)
TOTAL EQUITY INDEX CONTRACTS		$ 13,562,950	$ (46,403)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $939,984.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,135
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	451,591
Fidelity Consumer Staples Central Fund	802,210
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	212,616
Fidelity Energy Central Fund	520,075
Fidelity Financials Central Fund	990,752
Fidelity Floating Rate Central Fund	85,269
Fidelity Health Care Central Fund	333,597
Fidelity High Income Central Fund 1	548,616
Fidelity Industrials Central Fund	557,592
Fidelity Information Technology Central Fund	297,046
Fidelity International Equity Central Fund	1,219,734
Fidelity Materials Central Fund	213,690
Fidelity Tactical Income Central Fund	849,028
Fidelity Telecom Services Central Fund	253,956
Fidelity Utilities Central Fund	307,398
Total	$ 7,758,997
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,009,695	$ 13,624,922	$ 3,492,397	0.8%
Fidelity Consumer Discretionary Central Fund	53,988,981	17,250,429	1,078,103	78,464,924	6.9%
Fidelity Consumer Staples Central Fund	50,215,622	12,997,997	859,754	69,158,419	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	39,253,708	981,360	60,953,161	8.5%
Fidelity Energy Central Fund	51,964,564	14,480,673	913,618	71,025,967	6.9%
Fidelity Financials Central Fund	80,228,075	27,707,127	1,637,757	118,026,626	6.9%
Fidelity Floating Rate Central Fund	8,312,541	486,563	8,812,071	-	0.0%
Fidelity Health Care Central Fund	58,965,470	17,108,612	1,098,840	84,330,831	6.7%
Fidelity High Income Central Fund 1	19,608,493	4,359,825	7,870,161	16,516,691	4.0%
Fidelity Industrials Central Fund	53,056,934	14,393,019	980,047	77,310,639	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	3,974,706	250,466	20,438,350	2.7%
Fidelity Information Technology Central Fund	91,410,771	24,661,234	1,605,281	117,023,700	6.8%
Fidelity International Equity Central Fund	129,104,649	44,963,411	4,703,462	182,899,956	10.7%
Fidelity Materials Central Fund	19,882,058	5,161,320	344,765	26,654,112	7.3%
Fidelity Tactical Income Central Fund	91,513,713	27,444,905	31,902,738	86,644,062	1.5%
Fidelity Telecom Services Central Fund	14,818,664	4,085,845	251,811	19,385,862	6.9%
Fidelity Utilities Central Fund	18,841,950	5,140,607	336,241	26,622,855	6.8%
Total	$ 799,681,927	$ 266,445,432	$ 82,417,885	$ 1,058,948,552
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 935,349,449	$ 935,349,449	$ -	$ -
Fixed-Income Central Funds	123,599,103	123,599,103	-	-
Money Market Central Funds	24,117,453	24,117,453	-	-
U.S. Treasury Obligations	979,982	-	979,982	-
Total Investments in Securities:	$ 1,084,045,987	$ 1,083,066,005	$ 979,982	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,359	$ 32,359	$ -	$ -
Liabilities
Futures Contracts	$ (78,762)	$ (78,762)	$ -	$ -
Total Derivative Instruments:	$ (46,403)	$ (46,403)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,359	$ (78,762)
Total Value of Derivatives	$ 32,359	$ (78,762)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	67.6%
United Kingdom	6.0%
Japan	3.1%
France	2.6%
Switzerland	1.9%
Germany	1.5%
Australia	1.2%
Canada	1.1%
Netherlands	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $979,966)	$ 979,982
Fidelity Central Funds (cost $944,953,299)	1,083,066,005
Total Investments (cost $945,933,265)		$ 1,084,045,987
Receivable for investments sold		456,979
Receivable for fund shares sold		1,360,441
Distributions receivable from Fidelity Central Funds		3,856
Receivable for daily variation margin on futures contracts		86,417
Prepaid expenses		888
Receivable from investment adviser for expense reductions		3,627
Other receivables		62,258
Total assets		1,086,020,453

Liabilities
Payable for investments purchased	$ 46,357
Payable for fund shares redeemed	1,165,529
Accrued management fee	495,170
Transfer agent fee payable	151,247
Distribution and service plan fees payable	38,381
Other affiliated payables	29,277
Other payables and accrued expenses	15,419
Total liabilities		1,941,380

Net Assets		$ 1,084,079,073
Net Assets consist of:
Paid in capital		$ 979,097,811
Undistributed net investment income		1,778,745
Accumulated undistributed net realized gain (loss) on investments		(34,863,802)
Net unrealized appreciation (depreciation) on investments		138,066,319
Net Assets		$ 1,084,079,073

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,125,892 ÷ 4,938,170 shares)		$ 15.01

Maximum offering price per share (100/94.25 of $15.01)		$ 15.93
Class T: Net Asset Value and redemption price per share ($11,714,024 ÷ 782,201 shares)		$ 14.98

Maximum offering price per share (100/96.50 of $14.98)		$ 15.52
Class B: Net Asset Value and offering price per share ($2,953,899 ÷ 197,080 shares)A		$ 14.99

Class C: Net Asset Value and offering price per share ($19,149,526 ÷ 1,288,343 shares)A		$ 14.86

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($964,080,633 ÷ 63,777,397 shares)		$ 15.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,055,099 ÷ 799,359 shares)		$ 15.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 418
Income from Fidelity Central Funds		7,758,997
Total income		7,759,415

Expenses
Management fee	$ 2,591,379
Transfer agent fees	841,344
Distribution and service plan fees	216,865
Accounting fees and expenses	156,779
Custodian fees and expenses	688
Independent trustees' compensation	1,660
Registration fees	48,500
Audit	23,091
Legal	2,293
Miscellaneous	3,691
Total expenses before reductions	3,886,290
Expense reductions	(169,471)	3,716,819
Net investment income (loss)		4,042,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	197,345
Fidelity Central Funds	6,946,923
Futures contracts	75,438
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		7,265,768
Change in net unrealized appreciation (depreciation) on: Investment securities	68,292,140
Futures contracts	116,573
Total change in net unrealized appreciation (depreciation)		68,408,713
Net gain (loss)		75,674,481
Net increase (decrease) in net assets resulting from operations		$ 79,717,077

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,042,596	$ 9,828,342
Net realized gain (loss)	7,265,768	(383,091)
Change in net unrealized appreciation (depreciation)	68,408,713	138,478,852
Net increase (decrease) in net assets resulting from operations	79,717,077	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	201,560,396	34,530,519
Total increase (decrease) in net assets	269,756,889	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $1,778,745 and undistributed net investment income of $7,836,025, respectively)	$ 1,084,079,073	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.05	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	1.10	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	1.15	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.17) J	(.16)	(.16)	(.12) I	(.17)	(.26)
Net asset value, end of period	$ 15.01	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return B, C, D	8.26%	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.03% A	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	.64% A	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,126	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) E	.02	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	1.11	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	1.13	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.12)	(.13)	(.09) I	(.15)	(.23)
Net asset value, end of period	$ 14.98	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return B, C, D	8.17%	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.32% A	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.35% A	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,714	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	1.10	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	1.09	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.04)	(.03)	(.04)	(.04) I	(.09)	(.19)
Net asset value, end of period	$ 14.99	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return B, C, D	7.83%	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	(.19)% A	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	1.08	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	1.07	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 14.86	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return B, C, D	7.79%	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.80% A	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	(.13)% A	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,150	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	1.11	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	1.18	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 15.12	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return B, C	8.47%	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.78% A	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.75% A	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	.92% A	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 964,081	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	1.10	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	1.17	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20) I	(.19)	(.19)	(.15) H	(.21)	(.27)
Net asset value, end of period	$ 15.08	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return B, C	8.39%	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.76% A	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	.91% A	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,055	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.11%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .11%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,675,038,040	$ 413,173,324	$ (23,816,532)	$ 389,356,792
Fidelity Asset Manager 30%	461,862,877	39,391,106	(206,168)	39,184,938
Fidelity Asset Manager 40%	418,840,961	39,838,269	(281,755)	39,556,514
Fidelity Asset Manager 50%	6,294,346,162	1,165,789,145	(201,878,903)	963,910,242
Fidelity Asset Manager 60%	713,601,786	94,640,376	(488,841)	94,151,535

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 70%	$ 2,846,145,391	$ 561,781,973	$ (168,658,829)	$ 393,123,144
Fidelity Asset Manager 85%	945,933,787	181,507,056	(43,394,856)	138,112,200

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (104,585)	$ 1,692,634
Totals (a)	$ (104,585)	$ 1,692,634
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (47,214)	$ 139,615
Totals (a)	$ (47,214)	$ 139,615
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 40,667	$ 109,409
Totals (a)	$ 40,667	$ 109,409
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (1,546,770)	$ 1,964,942
Totals (a)	$ (1,546,770)	$ 1,964,942
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (76,708)	$ 174,331
Totals (a)	$ (76,708)	$ 174,331
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,405,040)	$ 810,068
Totals (a)	$ (1,405,040)	$ 810,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 75,438	$ 116,573
Totals (a)	$ 75,438	$ 116,573

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	591,998,932	421,196,063
Fidelity Asset Manager 30%	116,515,228	38,003,039
Fidelity Asset Manager 40%	112,832,648	39,592,291
Fidelity Asset Manager 50%	604,383,236	707,400,474

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments - continued

	Purchases ($)	Sales ($)
Fidelity Asset Manager 60%	189,615,523	71,949,760
Fidelity Asset Manager 70%	295,308,297	310,169,937
Fidelity Asset Manager 85%	266,445,432	82,417,885

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.42%
Fidelity Asset Manager 40%	.30%	.11%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$ 58,604	$ 4,115
Class T	.25%	.25%	49,228	220
Class B	.75%	.25%	13,635	10,240
Class C	.75%	.25%	116,488	28,359
			$ 237,955	$ 42,934
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 15,253	$ 130
Class T	.25%	.25%	17,244	70
Class B	.75%	.25%	5,453	4,163
Class C	.75%	.25%	42,304	13,564
			$ 80,254	$ 17,927
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 18,950	$ 495
Class T	.25%	.25%	12,692	142
Class B	.75%	.25%	4,079	3,092
Class C	.75%	.25%	35,211	12,938
			$ 70,932	$ 16,667
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 80,177	$ 2,221
Class T	.25%	.25%	60,628	251
Class B	.75%	.25%	19,934	14,972
Class C	.75%	.25%	119,476	29,238
			$ 280,215	$ 46,682

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 48,281	$ 808
Class T	.25%	.25%	28,108	183
Class B	.75%	.25%	8,395	6,361
Class C	.75%	.25%	55,530	16,330
			$ 140,314	$ 23,682
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 152,496	$ 1,551
Class T	.25%	.25%	106,272	708
Class B	.75%	.25%	36,618	27,529
Class C	.75%	.25%	194,465	22,703
			$ 489,851	$ 52,491
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 86,672	$ 957
Class T	.25%	.25%	27,364	141
Class B	.75%	.25%	14,608	10,976
Class C	.75%	.25%	88,221	22,789
			$ 216,865	$ 34,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,064
Class T	2,417
Class B*	1,845
Class C*	5,126
$ 23,452
Fidelity Asset Manager 30%
Class A	$ 4,586
Class T	2,016
Class B*	493
Class C*	1,971
$ 9,066
Fidelity Asset Manager 40%
Class A	$ 7,131
Class T	985
Class B*	369
Class C*	743
$ 9,228
Fidelity Asset Manager 50%
Class A	$ 18,311
Class T	5,085
Class B*	4,594
Class C*	2,350
$ 30,340
Fidelity Asset Manager 60%
Class A	$ 15,055
Class T	3,573
Class B*	1,909
Class C*	1,291
$ 21,828

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 17,601
Class T	7,440
Class B*	6,229
Class C*	1,783
$ 33,053
Fidelity Asset Manager 85%
Class A	$ 15,628
Class T	3,294
Class B*	2,270
Class C*	1,533
$ 22,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 30,282.13
Class T	15,208.15
Class B	2,452.18
Class C	17,922.15
Asset Manager 20%	2,041,439.09
Institutional Class	19,337.12
	$ 2,126,640
Fidelity Asset Manager 30%
Class A	$ 8,442.14
Class T	4,884.14
Class B	987.18
Class C	6,577.16
Asset Manager 30%	160,370.08
Institutional Class	1,750.15
	$ 183,010
Fidelity Asset Manager 40%
Class A	$ 10,124.13
Class T	4,078.16
Class B	788.19
Class C	5,561.16
Asset Manager 40%	154,885.08
Institutional Class	648.14
	$ 176,084
Fidelity Asset Manager 50%
Class A	$ 68,593.21
Class T	25,449.21
Class B	4,209.21
Class C	25,734.22
Asset Manager 50%	5,117,481.15
Institutional Class	17,243.20
	$ 5,258,709

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 60%
Class A	$ 37,779.20
Class T	11,635.21
Class B	2,355.28
Class C	12,647.23
Asset Manager 60%	402,670.13
Institutional Class	9,217.21
	$ 476,303
Fidelity Asset Manager 70%
Class A	$ 133,196.22
Class T	48,137.23
Class B	10,950.30
Class C	41,969.22
Asset Manager 70%	2,127,277.15
Institutional Class	28,938.19
	$ 2,390,467
Fidelity Asset Manager 85%
Class A	$ 70,649.20
Class T	13,602.25
Class B	4,213.29
Class C	20,092.23
Asset Manager 85%	722,270.18
Institutional Class	10,518.19
	$ 841,344

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,953
Fidelity Asset Manager 30%	776
Fidelity Asset Manager 40%	709
Fidelity Asset Manager 50%	13,073
Fidelity Asset Manager 60%	1,252
Fidelity Asset Manager 70%	5,673
Fidelity Asset Manager 85%	1,649

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 101
Fidelity Asset Manager 40%
Class T	1.15%	117
Class B	1.65%	127
Class C	1.65%	69
Fidelity Asset Manager 60%
Class B	1.85%	434
Class C	1.85%	307

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 197,414	$ -
Fidelity Asset Manager 30%	22,298	11
Fidelity Asset Manager 40%	26,763	6
Fidelity Asset Manager 50%	843,039	10
Fidelity Asset Manager 60%	72,027	9
Fidelity Asset Manager 70%	505,343	6
Fidelity Asset Manager 85%	164,146	10

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 2,419
Fidelity Asset Manager 30%	84
Fidelity Asset Manager 40%	119
Fidelity Asset Manager 50%	13,276
Fidelity Asset Manager 60%	137
Fidelity Asset Manager 70%	11,914
Fidelity Asset Manager 85%	3,627

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 215,045	$ 583,118
Class T	63,205	210,407
Class B	2,888	17,047
Class C	24,292	132,811
Asset Manager 20%	28,651,752	68,418,562
Institutional Class	185,291	437,120
Total	$ 29,142,473	$ 69,799,065
From net realized gain
Class A	$ 938,256	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,288	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,246	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,132	$ 160,177
Class T	19,754	70,810
Class B	1,287	7,802
Class C	10,027	49,900
Asset Manager 30%	2,252,156	5,145,514
Institutional Class	12,117	26,858
Total	$ 2,345,473	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905
Fidelity Asset Manager 40%
From net investment income
Class A	$ 74,609	$ 173,549
Class T	20,260	52,491
Class B	1,243	5,723
Class C	12,197	37,687
Asset Manager 40%	2,352,119	3,962,283
Institutional Class	5,712	11,861
Total	$ 2,466,140	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
From net investment income
Class A	$ 349,751	$ 817,293
Class T	102,571	270,867
Class B	7,453	31,121
Class C	47,732	152,385
Asset Manager 50%	49,427,472	116,058,976
Institutional Class	112,573	187,204
Total	$ 50,047,552	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,102	59,208
Class C	25,404	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,951	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,791	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,229	$ 1,030,578
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,772	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,776	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,013	57,406
Asset Manager 85%	9,165,123	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
Class A
Shares sold	650,466	1,518,992	$ 8,620,988	$ 19,757,344
Reinvestment of distributions	84,793	79,502	1,111,006	1,017,651
Shares redeemed	(690,081)	(953,045)	(9,139,218)	(12,398,846)
Net increase (decrease)	45,178	645,449	$ 592,776	$ 8,376,149
Class T
Shares sold	257,786	361,373	$ 3,410,257	$ 4,668,325
Reinvestment of distributions	29,758	30,086	389,109	383,804
Shares redeemed	(195,504)	(387,129)	(2,583,489)	(5,025,013)
Net increase (decrease)	92,040	4,330	$ 1,215,877	$ 27,116
Class B
Shares sold	17,895	16,882	$ 236,839	$ 218,774
Reinvestment of distributions	3,551	3,329	46,353	42,226
Shares redeemed	(21,768)	(57,139)	(287,021)	(742,425)
Net increase (decrease)	(322)	(36,928)	$ (3,829)	$ (481,425)
Class C
Shares sold	322,427	624,517	$ 4,258,445	$ 8,082,902
Reinvestment of distributions	32,156	24,852	419,105	315,219
Shares redeemed	(227,547)	(488,533)	(3,004,791)	(6,317,053)
Net increase (decrease)	127,036	160,836	$ 1,672,759	$ 2,081,068
Asset Manager 20%
Shares sold	58,788,618	110,791,537	$ 780,520,442	$ 1,443,456,906
Reinvestment of distributions	9,013,251	8,552,147	118,265,517	109,845,938
Shares redeemed	(41,302,329)	(58,464,088)	(548,484,536)	(761,608,801)
Net increase (decrease)	26,499,540	60,879,596	$ 350,301,423	$ 791,694,043
Institutional Class
Shares sold	357,324	746,636	$ 4,738,400	$ 9,733,662
Reinvestment of distributions	56,163	52,901	736,836	679,004
Shares redeemed	(227,614)	(354,990)	(3,018,575)	(4,638,626)
Net increase (decrease)	185,873	444,547	$ 2,456,661	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	281,278	577,913	$ 2,847,017	$ 5,641,039
Reinvestment of distributions	23,576	27,604	235,868	264,902
Shares redeemed	(140,772)	(442,523)	(1,423,105)	(4,366,332)
Net increase (decrease)	164,082	162,994	$ 1,659,780	$ 1,539,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 30%
Class T
Shares sold	133,411	219,574	$ 1,346,653	$ 2,138,276
Reinvestment of distributions	12,025	11,479	120,100	110,126
Shares redeemed	(99,410)	(107,895)	(1,009,223)	(1,058,642)
Net increase (decrease)	46,026	123,158	$ 457,530	$ 1,189,760
Class B
Shares sold	2,595	11,421	$ 26,083	$ 111,959
Reinvestment of distributions	1,902	2,026	18,981	19,302
Shares redeemed	(12,077)	(18,126)	(122,047)	(175,630)
Net increase (decrease)	(7,580)	(4,679)	$ (76,983)	$ (44,369)
Class C
Shares sold	227,252	355,074	$ 2,301,111	$ 3,473,890
Reinvestment of distributions	14,737	11,921	146,791	113,510
Shares redeemed	(103,848)	(221,287)	(1,049,662)	(2,164,272)
Net increase (decrease)	138,141	145,708	$ 1,398,240	$ 1,423,128
Asset Manager 30%
Shares sold	14,296,241	20,685,013	$ 144,921,125	$ 202,410,648
Reinvestment of distributions	869,581	809,968	8,705,556	7,818,534
Shares redeemed	(5,423,400)	(7,843,603)	(54,966,452)	(76,942,998)
Net increase (decrease)	9,742,422	13,651,378	$ 98,660,229	$ 133,286,184
Institutional Class
Shares sold	56,253	102,207	$ 571,317	$ 1,006,073
Reinvestment of distributions	4,641	3,823	46,446	36,969
Shares redeemed	(22,615)	(29,306)	(229,431)	(289,223)
Net increase (decrease)	38,279	76,724	$ 388,332	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	430,635	461,185	$ 4,382,248	$ 4,475,378
Reinvestment of distributions	25,446	28,704	253,908	269,281
Shares redeemed	(151,292)	(232,222)	(1,538,971)	(2,244,087)
Net increase (decrease)	304,789	257,667	$ 3,097,185	$ 2,500,572
Class T
Shares sold	116,040	180,735	$ 1,172,823	$ 1,751,259
Reinvestment of distributions	8,078	9,025	80,478	84,442
Shares redeemed	(91,243)	(126,362)	(925,429)	(1,223,908)
Net increase (decrease)	32,875	63,398	$ 327,872	$ 611,793
Class B
Shares sold	6,204	3,589	$ 62,620	$ 34,352
Reinvestment of distributions	1,081	1,316	10,796	12,262
Shares redeemed	(18,616)	(15,728)	(189,397)	(151,847)
Net increase (decrease)	(11,331)	(10,823)	$ (115,981)	$ (105,233)
Class C
Shares sold	108,026	370,485	$ 1,092,479	$ 3,620,785
Reinvestment of distributions	9,666	7,481	96,225	69,947
Shares redeemed	(73,816)	(131,163)	(745,149)	(1,265,422)
Net increase (decrease)	43,876	246,803	$ 443,555	$ 2,425,310
Asset Manager 40%
Shares sold	12,789,838	22,082,156	$ 129,368,853	$ 213,417,875
Reinvestment of distributions	680,509	595,004	6,792,657	5,611,636
Shares redeemed	(4,771,102)	(6,151,917)	(48,306,128)	(59,591,209)
Net increase (decrease)	8,699,245	16,525,243	$ 87,855,382	$ 159,438,302
Institutional Class
Shares sold	22,191	47,234	$ 226,131	$ 463,860
Reinvestment of distributions	1,348	1,389	13,461	13,067
Shares redeemed	(14,407)	(22,058)	(146,221)	(213,682)
Net increase (decrease)	9,132	26,565	$ 93,371	$ 263,245

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
Class A
Shares sold	867,235	1,187,775	$ 14,482,868	$ 18,468,869
Reinvestment of distributions	23,544	56,747	385,045	857,626
Shares redeemed	(512,117)	(811,485)	(8,472,798)	(12,657,721)
Net increase (decrease)	378,662	433,037	$ 6,395,115	$ 6,668,774
Class T
Shares sold	380,323	386,790	$ 6,307,063	$ 6,039,566
Reinvestment of distributions	7,125	18,419	116,420	278,056
Shares redeemed	(177,078)	(393,734)	(2,923,012)	(6,143,199)
Net increase (decrease)	210,370	11,475	$ 3,500,471	$ 174,423
Class B
Shares sold	6,865	22,355	$ 114,354	$ 344,462
Reinvestment of distributions	525	1,905	8,568	28,524
Shares redeemed	(39,021)	(53,392)	(646,291)	(828,947)
Net increase (decrease)	(31,631)	(29,132)	$ (523,369)	$ (455,961)
Class C
Shares sold	316,282	422,627	$ 5,217,349	$ 6,556,946
Reinvestment of distributions	3,409	9,375	55,489	140,582
Shares redeemed	(130,891)	(295,440)	(2,165,168)	(4,562,022)
Net increase (decrease)	188,800	136,562	$ 3,107,670	$ 2,135,506
Asset Manager 50%
Shares sold	27,065,061	59,240,193	$ 449,672,157	$ 917,159,365
Reinvestment of distributions	3,287,100	8,031,099	53,895,769	121,763,329
Shares redeemed	(31,863,487)	(56,779,363)	(529,203,300)	(885,967,433)
Net increase (decrease)	(1,511,326)	10,491,929	$ (25,635,374)	$ 152,955,261
Institutional Class
Shares sold	404,742	753,749	$ 6,716,956	$ 11,827,227
Reinvestment of distributions	7,253	12,561	118,755	191,717
Shares redeemed	(158,457)	(373,724)	(2,642,880)	(5,805,459)
Net increase (decrease)	253,538	392,586	$ 4,192,831	$ 6,213,485
Fidelity Asset Manager 60%
Class A
Shares sold	615,282	913,908	$ 6,344,310	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(391,241)	(788,357)	(4,003,098)	(7,563,106)
Net increase (decrease)	297,394	164,172	$ 3,074,007	$ 1,586,365
Class T
Shares sold	129,210	447,916	$ 1,329,857	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,847	79,237
Shares redeemed	(127,064)	(254,362)	(1,286,330)	(2,454,557)
Net increase (decrease)	19,583	202,407	$ 217,374	$ 1,917,533
Class B
Shares sold	11,231	19,289	$ 115,128	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(27,018)	(57,869)	(275,491)	(548,074)
Net increase (decrease)	(14,105)	(38,262)	$ (143,529)	$ (359,922)
Class C
Shares sold	270,883	382,232	$ 2,764,774	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(101,883)	(171,714)	(1,038,196)	(1,630,359)
Net increase (decrease)	182,615	213,901	$ 1,861,770	$ 2,052,678
Asset Manager 60%
Shares sold	19,961,743	39,444,451	$ 204,995,295	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(6,863,380)	(13,505,874)	(70,805,446)	(131,208,669)
Net increase (decrease)	14,439,262	26,526,942	$ 147,612,246	$ 250,065,241

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 60%
Institutional Class
Shares sold	73,551	397,418	$ 757,232	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(111,801)	(379,108)	(1,150,084)	(3,675,939)
Net increase (decrease)	(20,208)	28,678	$ (212,070)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	689,882	1,132,191	$ 12,161,802	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(945,203)	(1,591,472)	(16,717,163)	(26,014,266)
Net increase (decrease)	(171,478)	(361,633)	$ (3,116,622)	$ (6,129,731)
Class T
Shares sold	172,098	371,849	$ 3,025,260	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(302,630)	(635,594)	(5,308,900)	(10,270,953)
Net increase (decrease)	(107,935)	(234,715)	$ (1,895,421)	$ (3,783,869)
Class B
Shares sold	8,762	10,786	$ 154,729	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(106,183)	(204,593)	(1,874,771)	(3,340,584)
Net increase (decrease)	(96,562)	(191,862)	$ (1,705,198)	$ (3,132,617)
Class C
Shares sold	180,149	414,913	$ 3,174,096	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(164,287)	(404,942)	(2,864,786)	(6,546,101)
Net increase (decrease)	26,940	21,537	$ 499,402	$ 409,615
Asset Manager 70%
Shares sold	14,528,718	38,962,553	$ 256,867,225	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,126	38,929,219
Shares redeemed	(12,434,385)	(25,205,153)	(219,516,799)	(409,297,914)
Net increase (decrease)	4,605,057	16,333,788	$ 80,459,552	$ 253,303,932
Institutional Class
Shares sold	269,329	410,441	$ 4,788,809	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(240,867)	(494,273)	(4,223,666)	(7,971,605)
Net increase (decrease)	55,179	(55,326)	$ 1,024,144	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	661,965	1,137,688	$ 9,517,099	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(487,230)	(862,594)	(7,031,899)	(11,362,295)
Net increase (decrease)	230,640	332,103	$ 3,262,839	$ 4,223,595
Class T
Shares sold	130,870	204,577	$ 1,872,810	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(113,887)	(182,949)	(1,617,518)	(2,385,870)
Net increase (decrease)	23,391	29,002	$ 344,302	$ 375,154
Class B
Shares sold	4,260	7,122	$ 60,533	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(22,609)	(44,228)	(319,844)	(582,548)
Net increase (decrease)	(17,810)	(36,463)	$ (251,812)	$ (481,787)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
Class C
Shares sold	189,959	393,021	$ 2,706,639	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(152,305)	(319,988)	(2,138,436)	(4,129,934)
Net increase (decrease)	43,038	79,417	$ 642,562	$ 1,055,433
Asset Manager 85%
Shares sold	18,374,910	12,524,715	$ 263,214,895	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(5,294,111)	(10,927,056)	(76,480,270)	(144,182,077)
Net increase (decrease)	13,812,119	2,345,251	$ 196,973,103	$ 29,091,503
Institutional Class
Shares sold	118,293	350,864	$ 1,728,442	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(88,674)	(339,482)	(1,287,754)	(4,536,594)
Net increase (decrease)	40,272	23,327	$ 589,402	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of shares owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	31%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

AR-USAN-0513
1.878279.105

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2013

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,021.90	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,021.40	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.63%
Actual		$ 1,000.00	$ 1,017.60	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.60%
Actual		$ 1,000.00	$ 1,018.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,023.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,023.30	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,031.70	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.13%
Actual		$ 1,000.00	$ 1,030.40	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.65%
Actual		$ 1,000.00	$ 1,027.70	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,027.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.57%
Actual		$ 1,000.00	$ 1,034.20	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,032.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 40%
Class A	.88%
Actual		$ 1,000.00	$ 1,041.40	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.15%
Actual		$ 1,000.00	$ 1,040.40	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.50	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,036.90	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,043.10	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,042.80	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,050.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,049.10	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.74%
Actual		$ 1,000.00	$ 1,046.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 50%
Class C	1.75%
Actual		$ 1,000.00	$ 1,046.80	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.68%
Actual		$ 1,000.00	$ 1,052.40	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,051.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.07%
Actual		$ 1,000.00	$ 1,059.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,057.50	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.85%
Actual		$ 1,000.00	$ 1,055.10	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,055.00	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.75%
Actual		$ 1,000.00	$ 1,060.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,060.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 70%
Class A	1.07%
Actual		$ 1,000.00	$ 1,068.40	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,067.80	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.90%
Actual		$ 1,000.00	$ 1,064.20	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,064.60	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Asset Manager 70%	.75%
Actual		$ 1,000.00	$ 1,070.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,070.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 85%
Class A	1.06%
Actual		$ 1,000.00	$ 1,082.60	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.36%
Actual		$ 1,000.00	$ 1,081.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.84
Class B	1.90%
Actual		$ 1,000.00	$ 1,078.30	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.84%
Actual		$ 1,000.00	$ 1,077.90	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 85%	.78%
Actual		$ 1,000.00	$ 1,084.70	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,083.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .11%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.0	19.0
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.3
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.1%	AAA,AA,A 5.3%
BBB 8.1%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.3%
Not Rated 0.4%	Not Rated 0.6%
Equities* 21.0%	Equities** 15.5%
Short-Term Investments and Net Other Assets (Liabilities) 25.9%	Short-Term Investments and Net Other Assets (Liabilities) 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.6
General Electric Co.	0.3	0.3
Google, Inc. Class A	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Comerica, Inc.	0.2	0.0
	1.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	25.1
Consumer Discretionary	3.9	4.3
Energy	3.9	3.4
Information Technology	3.9	3.5
Health Care	3.4	2.8
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 23.1%	Stock Class and Equity Futures** 17.6%
Bond Class 52.3%	Bond Class 56.5%
Short-Term Class 24.6%	Short-Term Class 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 9.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,580,524	$ 16,437,447
Fidelity Consumer Discretionary Central Fund (d)	581,251	98,504,673
Fidelity Consumer Staples Central Fund (d)	470,636	84,399,127
Fidelity Emerging Markets Equity Central Fund (d)	473,532	96,316,393
Fidelity Energy Central Fund (d)	649,360	87,040,196
Fidelity Financials Central Fund (d)	2,272,846	149,144,185
Fidelity Health Care Central Fund (d)	578,149	106,414,062
Fidelity Industrials Central Fund (d)	544,423	97,593,225
Fidelity Information Technology Central Fund (d)	750,444	145,533,692
Fidelity International Equity Central Fund (d)	1,790,829	128,384,498
Fidelity Materials Central Fund (d)	167,223	32,720,457
Fidelity Telecom Services Central Fund (d)	157,756	22,895,084
Fidelity Utilities Central Fund (d)	257,614	33,940,606
TOTAL EQUITY CENTRAL FUNDS (Cost $901,436,486)		1,099,323,645
Fixed-Income Central Funds - 53.4%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	2,491,175	27,153,806
Fidelity Floating Rate Central Fund (d)	1,393,841	149,127,093
Fidelity High Income Central Fund 1 (d)	1,016,245	105,587,822
TOTAL HIGH YIELD FIXED-INCOME FUNDS		281,868,721
Investment Grade Fixed-Income Funds - 47.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,376,149	245,575,023
Fidelity Tactical Income Central Fund (d)	20,032,484	2,174,526,111
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,420,101,134
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,510,485,681)		2,701,969,855
Money Market Central Funds - 24.8%

Fidelity Cash Central Fund, 0.15% (b)	515,715,074	515,715,074
Fidelity Money Market Central Fund, 0.30% (b)	742,806,333	742,806,333
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,258,521,407)		1,258,521,407
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $4,579,838)	$ 4,580,000	$ 4,579,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,675,023,412)	5,064,394,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,680,516)
NET ASSETS - 100%	$ 5,062,714,316
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME E-mini S&P 500 Index Contracts	June 2013	$ 23,831,175	$ 379,598
283 NYSE E-mini MSCI EAFE Index Contracts	June 2013	23,477,680	(115,177)
TOTAL EQUITY INDEX CONTRACTS		$ 47,308,855	$ 264,421

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,879,934.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 333,247
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	622,598
Fidelity Consumer Staples Central Fund	1,029,016
Fidelity Emerging Markets Debt Central Fund	798,598
Fidelity Emerging Markets Equity Central Fund	250,483
Fidelity Energy Central Fund	710,930
Fidelity Financials Central Fund	1,401,080
Fidelity Floating Rate Central Fund	5,639,833
Fidelity Health Care Central Fund	466,539
Fidelity High Income Central Fund 1	4,226,305
Fidelity Industrials Central Fund	771,922
Fidelity Information Technology Central Fund	417,739
Fidelity International Equity Central Fund	756,892
Fidelity Materials Central Fund	291,522
Fidelity Money Market Central Fund	1,222,697
Fidelity Tactical Income Central Fund	23,992,517
Fidelity Telecom Services Central Fund	321,408
Fidelity Utilities Central Fund	436,623
Total	$ 43,712,670
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 2,889,319	$ 53,035,958	$ 16,437,447	3.8%
Fidelity Consumer Discretionary Central Fund	67,573,452	24,453,003	4,137,616	98,504,673	8.7%
Fidelity Consumer Staples Central Fund	60,258,579	18,832,785	3,248,416	84,399,127	8.3%
Fidelity Emerging Markets Debt Central Fund	25,187,911	2,641,186	330,198	27,153,806	26.2%
Fidelity Emerging Markets Equity Central Fund	-	99,986,731	6,692,356	96,316,393	13.4%
Fidelity Energy Central Fund	63,919,995	19,859,231	3,463,928	87,040,196	8.5%
Fidelity Financials Central Fund	104,990,249	34,681,646	6,295,165	149,144,185	8.8%
Fidelity Floating Rate Central Fund	236,383,820	18,721,880	110,895,801	149,127,093	11.1%
Fidelity Health Care Central Fund	75,718,455	22,865,070	4,189,976	106,414,062	8.5%
Fidelity High Income Central Fund 1	144,211,359	12,250,947	54,083,642	105,587,822	25.7%
Fidelity Industrials Central Fund	66,648,918	20,432,558	3,764,821	97,593,225	9.0%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	59,344,262	3,105,567	245,575,023	32.5%
Fidelity Information Technology Central Fund	116,619,970	31,737,434	6,106,678	145,533,692	8.5%
Fidelity International Equity Central Fund	68,870,933	55,712,791	4,354,782	128,384,498	7.5%
Fidelity Materials Central Fund	24,171,427	7,323,694	1,324,564	32,720,457	8.9%
Fidelity Tactical Income Central Fund	2,192,773,597	147,513,084	153,912,174	2,174,526,111	37.7%
Fidelity Telecom Services Central Fund	17,378,953	5,566,424	960,702	22,895,084	8.1%
Fidelity Utilities Central Fund	24,224,645	7,186,887	1,293,719	33,940,606	8.7%
Total	$ 3,548,385,028	$ 591,998,932	$ 421,196,063	$ 3,801,293,500
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,099,323,645	$ 1,099,323,645	$ -	$ -
Fixed-Income Central Funds	2,701,969,855	2,701,969,855	-	-
Money Market Central Funds	1,258,521,407	1,258,521,407	-	-
U.S. Treasury Obligations	4,579,925	-	4,579,925	-
Total Investments in Securities:	$ 5,064,394,832	$ 5,059,814,907	$ 4,579,925	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 379,598	$ 379,598	$ -	$ -
Liabilities
Futures Contracts	$ (115,177)	$ (115,177)	$ -	$ -
Total Derivative Instruments:	$ 264,421	$ 264,421	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 379,598	$ (115,177)
Total Value of Derivatives	$ 379,598	$ (115,177)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,579,838)	$ 4,579,925
Fidelity Central Funds (cost $4,670,443,574)	5,059,814,907
Total Investments (cost $4,675,023,412)		$ 5,064,394,832
Receivable for investments sold		6,845,891
Receivable for fund shares sold		4,866,291
Distributions receivable from Fidelity Central Funds		68,553
Receivable for daily variation margin on futures contracts		334,184
Prepaid expenses		5,716
Receivable from investment adviser for expense reductions		2,419
Other receivables		77,475
Total assets		5,076,595,361

Liabilities
Payable for fund shares redeemed	$ 11,625,209
Accrued management fee	1,742,913
Distribution and service plan fees payable	40,071
Other affiliated payables	457,408
Other payables and accrued expenses	15,444
Total liabilities		13,881,045

Net Assets		$ 5,062,714,316
Net Assets consist of:
Paid in capital		$ 4,796,525,492
Undistributed net investment income		6,969,771
Accumulated undistributed net realized gain (loss) on investments		(130,416,788)
Net unrealized appreciation (depreciation) on investments		389,635,841
Net Assets		$ 5,062,714,316

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,230,054 ÷ 3,543,842 shares)		$ 13.33

Maximum offering price per share (100/94.25 of $13.33)		$ 14.14
Class T: Net Asset Value and redemption price per share ($20,038,610 ÷ 1,506,090 shares)		$ 13.31

Maximum offering price per share (100/96.50 of $13.31)		$ 13.79
Class B: Net Asset Value and offering price per share ($2,718,002 ÷ 204,632 shares)A		$ 13.28

Class C: Net Asset Value and offering price per share ($24,209,501 ÷ 1,825,688 shares)A		$ 13.26

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,935,744,921 ÷ 369,767,412 shares)		$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,773,228 ÷ 2,456,406 shares)		$ 13.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,290
Income from Fidelity Central Funds		43,712,670
Total income		43,714,960

Expenses
Management fee	$ 10,136,057
Transfer agent fees	2,126,640
Distribution and service plan fees	237,955
Accounting fees and expenses	583,802
Custodian fees and expenses	810
Independent trustees' compensation	9,072
Registration fees	120,402
Audit	21,765
Legal	11,916
Miscellaneous	20,918
Total expenses before reductions	13,269,337
Expense reductions	(207,318)	13,062,019
Net investment income (loss)		30,652,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,456
Fidelity Central Funds	1,126,970
Futures contracts	(104,585)
Capital gain distributions from Fidelity Central Funds	426,585
Total net realized gain (loss)		1,490,426
Change in net unrealized appreciation (depreciation) on: Investment securities	80,978,525
Futures contracts	1,692,634
Total change in net unrealized appreciation (depreciation)		82,671,159
Net gain (loss)		84,161,585
Net increase (decrease) in net assets resulting from operations		$ 114,814,526

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,652,941	$ 69,381,580
Net realized gain (loss)	1,490,426	23,551,775
Change in net unrealized appreciation (depreciation)	82,671,159	263,559,333
Net increase (decrease) in net assets resulting from operations	114,814,526	356,492,688
Distributions to shareholders from net investment income	(29,142,473)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,246)	(46,550,220)
Total distributions	(125,022,719)	(116,349,285)
Share transactions - net increase (decrease)	356,235,667	807,470,991
Total increase (decrease) in net assets	346,027,474	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $6,969,771 and undistributed net investment income of $5,459,303, respectively)	$ 5,062,714,316	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.06	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.23	.91	.09	.74	.48	(1.27)
Total from investment operations	.29	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.06)	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.33)	(.34)	(.21) I	(.21) J	(.36)	(.67)
Net asset value, end of period	$ 13.33	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return B, C, D	2.19%	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.82% A	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.82% A	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	.97% A	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,230	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.23	.90	.09	.74	.48	(1.28)
Total from investment operations	.28	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.04)	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.31)	(.30) I	(.18)	(.18) J	(.33)	(.63)
Net asset value, end of period	$ 13.31	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return B, C, D	2.14%	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.09% A	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	.70% A	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,039	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.22	.90	.10	.74	.49	(1.27)
Total from investment operations	.23	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.01)	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.23) I	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.28	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return B, C, D	1.76%	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.62% A	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.17% A	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,718	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) E	.01	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.23	.89	.09	.74	.49	(1.26)
Total from investment operations	.24	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.01)	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.24)	(.12)	(.12) I	(.28)	(.58)
Net asset value, end of period	$ 13.26	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return B, C, D	1.84%	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.59% A	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.20% A	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,210	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) D	.08	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.23	.91	.09	.75	.50	(1.28)
Total from investment operations	.31	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.35	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return B, C	2.35%	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.52% A	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.27% A	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,935,745	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.23	.90	.10	.74	.50	(1.27)
Total from investment operations	.31	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.37) H	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.34	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return B, C	2.33%	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.56% A	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.23% A	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,773	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	18.9
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.1	2.5
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.1
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 35.5%
AAA,AA,A 7.0%	AAA,AA,A 5.3%
BBB 8.0%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.4%
Not Rated 0.4%	Not Rated 0.6%
Equities* 31.2%	Equities** 25.4%
Short-Term Investments and Net Other Assets (Liabilities) 16.1%	Short-Term Investments and Net Other Assets (Liabilities) 17.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.8
Google, Inc. Class A	0.4	0.3
General Electric Co.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.3	0.2
Comerica, Inc.	0.3	0.0
	1.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	17.1
Consumer Discretionary	5.4	5.6
Information Technology	5.4	4.9
Energy	4.9	4.2
Health Care	4.8	4.2
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 32.8%	Stock Class and Equity Futures** 27.4%
Bond Class 51.9%	Bond Class 56.3%
Short-Term Class 15.3%	Short-Term Class 16.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 14.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	155,992	$ 1,622,319
Fidelity Consumer Discretionary Central Fund (d)	83,871	14,213,541
Fidelity Consumer Staples Central Fund (d)	65,947	11,826,320
Fidelity Emerging Markets Equity Central Fund (d)	58,561	11,911,301
Fidelity Energy Central Fund (d)	91,933	12,322,712
Fidelity Financials Central Fund (d)	321,139	21,073,115
Fidelity Health Care Central Fund (d)	82,728	15,226,933
Fidelity Industrials Central Fund (d)	73,505	13,176,506
Fidelity Information Technology Central Fund (d)	105,512	20,461,955
Fidelity International Equity Central Fund (d)	356,283	25,541,960
Fidelity Materials Central Fund (d)	22,867	4,474,344
Fidelity Telecom Services Central Fund (d)	22,106	3,208,300
Fidelity Utilities Central Fund (d)	34,065	4,488,111
TOTAL EQUITY CENTRAL FUNDS (Cost $134,678,319)		159,547,417
Fixed-Income Central Funds - 53.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	237,658	2,590,467
Fidelity Floating Rate Central Fund (d)	137,975	14,761,919
Fidelity High Income Central Fund 1 (d)	100,075	10,397,779
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,750,165
Investment Grade Fixed-Income Funds - 47.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	234,027	24,186,718
Fidelity Tactical Income Central Fund (d)	1,967,172	213,536,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		237,723,192
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $251,154,901)		265,473,357
Money Market Central Funds - 15.1%

Fidelity Cash Central Fund, 0.15% (b)	53,269,249	53,269,249
Fidelity Money Market Central Fund, 0.30% (b)	22,387,799	22,387,799
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $75,657,048)		75,657,048
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $369,987)	$ 370,000	$ 369,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $461,860,255)	501,047,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	170,214
NET ASSETS - 100%	$ 501,218,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
22 NYSE E-mini MSCI EAFE Index Contracts	June 2013	1,825,120	(8,954)
TOTAL EQUITY INDEX CONTRACTS		$ 3,934,765	$ 24,650

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,994.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,235
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	82,021
Fidelity Consumer Staples Central Fund	136,503
Fidelity Emerging Markets Debt Central Fund	69,188
Fidelity Emerging Markets Equity Central Fund	32,964
Fidelity Energy Central Fund	91,523
Fidelity Financials Central Fund	179,797
Fidelity Floating Rate Central Fund	498,954
Fidelity Health Care Central Fund	61,083
Fidelity High Income Central Fund 1	374,192
Fidelity Industrials Central Fund	95,062
Fidelity Information Technology Central Fund	52,831
Fidelity International Equity Central Fund	159,558
Fidelity Materials Central Fund	35,931
Fidelity Money Market Central Fund	36,852
Fidelity Tactical Income Central Fund	2,135,457
Fidelity Telecom Services Central Fund	41,153
Fidelity Utilities Central Fund	52,232
Total	$ 4,167,497
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 908,009	$ 4,807,518	$ 1,622,319	0.4%
Fidelity Consumer Discretionary Central Fund	8,889,467	4,394,251	514,981	14,213,541	1.3%
Fidelity Consumer Staples Central Fund	7,734,006	3,368,688	405,134	11,826,320	1.2%
Fidelity Emerging Markets Debt Central Fund	2,061,118	593,903	29,335	2,590,467	2.5%
Fidelity Emerging Markets Equity Central Fund	1,754,450	10,414,300	577,301	11,911,301	1.7%
Fidelity Energy Central Fund	8,292,623	3,549,624	433,316	12,322,712	1.2%
Fidelity Financials Central Fund	13,532,981	6,289,933	784,920	21,073,115	1.2%
Fidelity Floating Rate Central Fund	19,764,972	4,502,103	9,951,876	14,761,919	1.1%
Fidelity Health Care Central Fund	9,936,447	4,169,594	522,055	15,226,933	1.2%
Fidelity High Income Central Fund 1	11,910,169	2,898,985	4,693,839	10,397,779	2.5%
Fidelity Industrials Central Fund	8,124,620	3,729,722	468,154	13,176,506	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	8,677,450	261,521	24,186,718	3.2%
Fidelity Information Technology Central Fund	14,993,183	5,793,653	762,756	20,461,955	1.2%
Fidelity International Equity Central Fund	15,666,174	9,282,616	1,127,296	25,541,960	1.5%
Fidelity Materials Central Fund	2,991,887	1,325,894	165,259	4,474,344	1.2%
Fidelity Tactical Income Central Fund	182,472,640	44,322,330	12,216,958	213,536,474	3.7%
Fidelity Telecom Services Central Fund	2,213,035	993,283	120,209	3,208,300	1.1%
Fidelity Utilities Central Fund	2,862,839	1,300,890	160,611	4,488,111	1.2%
Total	$ 334,786,921	$ 116,515,228	$ 38,003,039	$ 425,020,774
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 159,547,417	$ 159,547,417	$ -	$ -
Fixed-Income Central Funds	265,473,357	265,473,357	-	-
Money Market Central Funds	75,657,048	75,657,048	-	-
U.S. Treasury Obligations	369,993	-	369,993	-
Total Investments in Securities:	$ 501,047,815	$ 500,677,822	$ 369,993	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (8,954)	$ (8,954)	$ -	$ -
Total Derivative Instruments:	$ 24,650	$ 24,650	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (8,954)
Total Value of Derivatives	$ 33,604	$ (8,954)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
United Kingdom	2.4%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $369,987)	$ 369,993
Fidelity Central Funds (cost $461,490,268)	500,677,822
Total Investments (cost $461,860,255)		$ 501,047,815
Receivable for investments sold		134,078
Receivable for fund shares sold		1,691,753
Distributions receivable from Fidelity Central Funds		6,902
Receivable for daily variation margin on futures contracts		29,977
Prepaid expenses		532
Receivable from investment adviser for expense reductions		88
Other receivables		10,117
Total assets		502,921,262

Liabilities
Payable for investments purchased	$ 1,041,167
Payable for fund shares redeemed	415,065
Accrued management fee	168,497
Distribution and service plan fees payable	14,131
Other affiliated payables	49,149
Other payables and accrued expenses	15,224
Total liabilities		1,703,233

Net Assets		$ 501,218,029
Net Assets consist of:
Paid in capital		$ 471,496,984
Undistributed net investment income		789,260
Accumulated undistributed net realized gain (loss) on investments		(10,280,425)
Net unrealized appreciation (depreciation) on investments		39,212,210
Net Assets		$ 501,218,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,225,405 ÷ 1,290,309 shares)		$ 10.25

Maximum offering price per share (100/94.25 of $10.25)		$ 10.88
Class T: Net Asset Value and redemption price per share ($7,078,283 ÷ 691,189 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($1,050,741 ÷ 102,721 shares)A		$ 10.23

Class C: Net Asset Value and offering price per share ($9,418,494 ÷ 922,625 shares)A		$ 10.21

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($467,932,875 ÷ 45,627,353 shares)		$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,512,231 ÷ 244,920 shares)		$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 197
Income from Fidelity Central Funds		4,167,497
Total income		4,167,694

Expenses
Management fee	$ 906,289
Transfer agent fees	183,010
Distribution and service plan fees	80,254
Accounting fees and expenses	90,777
Custodian fees and expenses	450
Independent trustees' compensation	784
Registration fees	43,782
Audit	23,092
Legal	914
Miscellaneous	1,767
Total expenses before reductions	1,331,119
Expense reductions	(23,127)	1,307,992
Net investment income (loss)		2,859,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(5,866)
Futures contracts	(47,214)
Capital gain distributions from Fidelity Central Funds	36,724
Total net realized gain (loss)		(16,389)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,727,521
Futures contracts	139,615
Total change in net unrealized appreciation (depreciation)		11,867,136
Net gain (loss)		11,850,747
Net increase (decrease) in net assets resulting from operations		$ 14,710,449

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,859,702	$ 5,556,500
Net realized gain (loss)	(16,389)	(821,969)
Change in net unrealized appreciation (depreciation)	11,867,136	28,667,732
Net increase (decrease) in net assets resulting from operations	14,710,449	33,402,263
Distributions to shareholders from net investment income	(2,345,473)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(9,492,439)	(8,587,966)
Share transactions - net increase (decrease)	102,487,128	138,148,131
Total increase (decrease) in net assets	107,705,138	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $789,260 and undistributed net investment income of $275,031, respectively)	$ 501,218,029	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.32	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.04)	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.22) J	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.25	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	3.17%	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.88% A	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.87% A	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.04% A	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,225	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.174 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.26	.89	.01	.67	.40	(1.40)
Total from investment operations	.30	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.20)	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.24	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	3.04%	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13% A	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	.79% A	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,078	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	- J	.67	.40	(1.39)
Total from investment operations	.28	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) K	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.23	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	2.77%	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.27% A	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,051	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.39	(1.39)
Total from investment operations	.28	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.01)	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.21	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	2.78%	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.28% A	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,418	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.34	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.06)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.42%	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.57% A	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.56% A	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.35% A	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,933	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.90	- I	.67	.40	(1.39)
Total from investment operations	.33	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.05)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23) J	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.29%	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.64% A	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.63% A	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.28% A	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,512	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.174 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.3	17.3
Fannie Mae	6.6	9.4
Freddie Mac	3.2	3.1
Ginnie Mae	1.9	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.4
	29.4
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and U.S.Government Agency Obligations 32.0%
AAA,AA,A 6.4%	AAA,AA,A 5.1%
BBB 7.0%	BBB 6.7%
BB and Below 5.3%	BB and Below 7.9%
Not Rated 0.4%	Not Rated 0.6%
Equities* 40.2%	Equities** 34.8%
Short-Term Investments and Net Other Assets (Liabilities) 12.3%	Short-Term Investments and Net Other Assets (Liabilities) 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	1.1
Google, Inc. Class A	0.5	0.4
General Electric Co.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.4	0.3
Comerica, Inc.	0.4	0.0
	2.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.1
Information Technology	6.8	6.4
Consumer Discretionary	6.1	6.6
Energy	5.6	5.0
Health Care	5.5	4.7
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 42.6%	Stocks and Equity Futures** 37.1%
Bond Class 46.8%	Bond Class 51.5%
Short-Term Class 10.6%	Short-Term Class 11.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 17.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	142,583	$ 1,482,859
Fidelity Consumer Discretionary Central Fund (d)	98,726	16,731,158
Fidelity Consumer Staples Central Fund (d)	78,356	14,051,551
Fidelity Emerging Markets Equity Central Fund (d)	64,072	13,032,323
Fidelity Energy Central Fund (d)	108,781	14,580,995
Fidelity Financials Central Fund (d)	381,128	25,009,605
Fidelity Health Care Central Fund (d)	94,034	17,307,873
Fidelity Industrials Central Fund (d)	89,184	15,987,131
Fidelity Information Technology Central Fund (d)	124,774	24,197,374
Fidelity International Equity Central Fund (d)	454,545	32,586,320
Fidelity Materials Central Fund (d)	27,878	5,454,833
Fidelity Telecom Services Central Fund (d)	26,153	3,795,573
Fidelity Utilities Central Fund (d)	43,475	5,727,771
TOTAL EQUITY CENTRAL FUNDS (Cost $160,703,833)		189,945,366
Fixed-Income Central Funds - 47.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	214,300	2,335,872
Fidelity Floating Rate Central Fund (d)	125,945	13,474,856
Fidelity High Income Central Fund 1 (d)	91,371	9,493,409
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,304,137
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	212,013	21,911,514
Fidelity Tactical Income Central Fund (d)	1,581,755	171,699,468
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,610,982
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $208,597,938)		218,915,119
Money Market Central Funds - 10.7%

Fidelity Cash Central Fund, 0.15% (b)	38,835,455	38,835,455
Fidelity Money Market Central Fund, 0.30% (b)	10,271,540	10,271,540
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $49,106,995)		49,106,995
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $429,987)	$ 430,000	$ 429,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $418,838,753)	458,397,475
NET OTHER ASSETS (LIABILITIES) - 0.0%	16,289
NET ASSETS - 100%	$ 458,413,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	June 2013	$ 1,640,835	$ 26,136
46 NYSE E-mini MSCI EAFE Index Contracts	June 2013	3,816,160	(18,721)
TOTAL EQUITY INDEX CONTRACTS		$ 5,456,995	$ 7,415

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,098
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	98,435
Fidelity Consumer Staples Central Fund	164,102
Fidelity Emerging Markets Debt Central Fund	63,200
Fidelity Emerging Markets Equity Central Fund	40,467
Fidelity Energy Central Fund	110,693
Fidelity Financials Central Fund	218,139
Fidelity Floating Rate Central Fund	459,753
Fidelity Health Care Central Fund	70,604
Fidelity High Income Central Fund 1	344,537
Fidelity Industrials Central Fund	118,161
Fidelity Information Technology Central Fund	63,938
Fidelity International Equity Central Fund	213,598
Fidelity Materials Central Fund	44,943
Fidelity Money Market Central Fund	16,908
Fidelity Tactical Income Central Fund	1,743,498
Fidelity Telecom Services Central Fund	49,541
Fidelity Utilities Central Fund	68,631
Total	$ 3,912,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 768,275	$ 4,270,921	$ 1,482,859	0.3%
Fidelity Consumer Discretionary Central Fund	10,923,452	4,718,373	650,528	16,731,158	1.5%
Fidelity Consumer Staples Central Fund	9,623,375	3,566,272	512,407	14,051,551	1.4%
Fidelity Emerging Markets Debt Central Fund	1,855,158	565,267	52,584	2,335,872	2.3%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,024,945	679,553	13,032,323	1.8%
Fidelity Energy Central Fund	10,278,035	3,737,585	547,448	14,580,995	1.4%
Fidelity Financials Central Fund	16,857,157	6,641,734	991,521	25,009,605	1.5%
Fidelity Floating Rate Central Fund	17,950,196	4,502,350	9,393,088	13,474,856	1.0%
Fidelity Health Care Central Fund	11,396,292	4,652,101	660,358	17,307,873	1.4%
Fidelity High Income Central Fund 1	10,696,625	2,877,650	4,344,535	9,493,409	2.3%
Fidelity Industrials Central Fund	10,640,894	3,699,649	591,229	15,987,131	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	8,108,287	454,072	21,911,514	2.9%
Fidelity Information Technology Central Fund	18,627,473	5,990,172	964,797	24,197,374	1.4%
Fidelity International Equity Central Fund	21,356,252	10,656,436	1,764,961	32,586,320	1.9%
Fidelity Materials Central Fund	3,858,716	1,399,675	209,018	5,454,833	1.5%
Fidelity Tactical Income Central Fund	147,235,876	38,492,873	13,150,265	171,699,468	3.0%
Fidelity Telecom Services Central Fund	2,745,631	1,050,261	151,887	3,795,573	1.3%
Fidelity Utilities Central Fund	3,914,082	1,380,743	203,119	5,727,771	1.5%
Total	$ 320,777,844	$ 112,832,648	$ 39,592,291	$ 408,860,485
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 189,945,366	$ 189,945,366	$ -	$ -
Fixed-Income Central Funds	218,915,119	218,915,119	-	-
Money Market Central Funds	49,106,995	49,106,995	-	-
U.S. Treasury Obligations	429,995	-	429,995	-
Total Investments in Securities:	$ 458,397,475	$ 457,967,480	$ 429,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,136	$ 26,136	$ -	$ -
Liabilities
Futures Contracts	$ (18,721)	$ (18,721)	$ -	$ -
Total Derivative Instruments:	$ 7,415	$ 7,415	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,136	$ (18,721)
Total Value of Derivatives	$ 26,136	$ (18,721)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.6%
United Kingdom	3.2%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $429,987)	$ 429,995
Fidelity Central Funds (cost $418,408,766)	457,967,480
Total Investments (cost $418,838,753)		$ 458,397,475
Receivable for investments sold		130,364
Receivable for fund shares sold		772,015
Distributions receivable from Fidelity Central Funds		5,077
Receivable for daily variation margin on futures contracts		35,156
Prepaid expenses		505
Receivable from investment adviser for expense reductions		128
Other receivables		12,654
Total assets		459,353,374

Liabilities
Payable for investments purchased	$ 481,858
Payable for fund shares redeemed	227,815
Accrued management fee	155,480
Distribution and service plan fees payable	12,576
Other affiliated payables	46,678
Other payables and accrued expenses	15,203
Total liabilities		939,610

Net Assets		$ 458,413,764
Net Assets consist of:
Paid in capital		$ 423,999,309
Undistributed net investment income		1,382,727
Accumulated undistributed net realized gain (loss) on investments		(6,534,409)
Net unrealized appreciation (depreciation) on investments		39,566,137
Net Assets		$ 458,413,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,522,126 ÷ 1,694,562 shares)		$ 10.34

Maximum offering price per share (100/94.25 of $10.34)		$ 10.97
Class T: Net Asset Value and redemption price per share ($5,250,566 ÷ 508,709 shares)		$ 10.32

Maximum offering price per share (100/96.50 of $10.32)		$ 10.69
Class B: Net Asset Value and offering price per share ($740,897 ÷ 71,698 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($7,419,166 ÷ 720,152 shares)A		$ 10.30

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($426,455,238 ÷ 41,245,741 shares)		$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,025,771 ÷ 99,214 shares)		$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 212
Income from Fidelity Central Funds		3,912,064
Total income		3,912,276

Expenses
Management fee	$ 836,649
Transfer agent fees	176,084
Distribution and service plan fees	70,932
Accounting fees and expenses	83,801
Custodian fees and expenses	431
Independent trustees' compensation	720
Registration fees	44,911
Audit	23,092
Legal	832
Miscellaneous	1,592
Total expenses before reductions	1,239,044
Expense reductions	(27,778)	1,211,266
Net investment income (loss)		2,701,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(359,672)
Futures contracts	40,667
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(285,107)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,201,947
Futures contracts	109,409
Total change in net unrealized appreciation (depreciation)		15,311,356
Net gain (loss)		15,026,249
Net increase (decrease) in net assets resulting from operations		$ 17,727,259

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,701,010	$ 4,828,439
Net realized gain (loss)	(285,107)	(1,210,822)
Change in net unrealized appreciation (depreciation)	15,311,356	28,231,317
Net increase (decrease) in net assets resulting from operations	17,727,259	31,848,934
Distributions to shareholders from net investment income	(2,466,140)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(7,424,219)	(6,253,192)
Share transactions - net increase (decrease)	91,701,384	165,133,989
Total increase (decrease) in net assets	102,004,424	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $1,382,727 and undistributed net investment income of $1,147,857, respectively)	$ 458,413,764	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.36	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	.41	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.05)	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.18)	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	4.14%	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.88% A	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.86% A	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.08% A	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,522	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.36	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	.40	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.04)	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.17)	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.32	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	4.04%	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	.81% A	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,251	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	.37	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.14) K	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.33	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	3.75%	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.31% A	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.129 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	.37	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.02)	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.30	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	3.69%	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.31% A	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,419	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.31%	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.58% A	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.56% A	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.38% A	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,455	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.28%	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.64% A	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.62% A	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.32% A	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	1.4
General Electric Co.	0.6	0.6
Google, Inc. Class A	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
Comerica, Inc.	0.5	0.0
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.4
Amgen, Inc.	0.4	0.4
Comcast Corp. Class A	0.4	0.3
Exxon Mobil Corp.	0.4	0.4
	5.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	16.4
Information Technology	8.5	7.8
Consumer Discretionary	7.1	7.1
Health Care	6.4	5.9
Energy	6.3	5.7
Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.7	15.2
Fannie Mae	5.5	7.9
Freddie Mac	2.7	2.8
Ginnie Mae	1.6	1.9
Wachovia Bank Commercial Mortgage Trust	1.3	1.2
	24.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 23.9%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 5.5%	AAA,AA,A 4.3%
BBB 6.0%	BBB 6.0%
BB and Below 4.8%	BB and Below 7.1%
Not Rated 0.4%	Not Rated 0.4%
Equities* 50.0%	Equities** 44.4%
Short-Term Investments and Net Other Assets (Liabilities) 9.4%	Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 52.4%	Stock Class and Equity Futures** 46.8%
Bond Class 40.1%	Bond Class 45.2%
Short-Term Class 7.5%	Short-Term Class 8.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 21.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	2,258,739	$ 23,490,883
Fidelity Consumer Discretionary Central Fund (d)	1,871,578	317,176,300
Fidelity Consumer Staples Central Fund (d)	1,530,503	274,465,187
Fidelity Emerging Markets Equity Central Fund (d)	1,347,316	274,044,103
Fidelity Energy Central Fund (d)	2,091,026	280,281,066
Fidelity Financials Central Fund (d)	7,294,426	478,660,227
Fidelity Health Care Central Fund (d)	1,907,504	351,095,118
Fidelity Industrials Central Fund (d)	1,772,622	317,760,210
Fidelity Information Technology Central Fund (d)	2,437,495	472,703,428
Fidelity International Equity Central Fund (d)	9,190,321	658,854,119
Fidelity Materials Central Fund (d)	545,666	106,770,406
Fidelity Telecom Services Central Fund (d)	505,479	73,360,203
Fidelity Utilities Central Fund (d)	823,399	108,482,838
TOTAL EQUITY CENTRAL FUNDS (Cost $2,989,382,560)		3,737,144,088
Fixed-Income Central Funds - 41.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (d)	3,459,946	37,713,416
Fidelity Floating Rate Central Fund (d)	1,661,910	177,807,702
Fidelity High Income Central Fund 1 (d)	1,446,179	150,258,005
TOTAL HIGH YIELD FIXED-INCOME FUNDS		365,779,123
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,646,086	273,473,001
Fidelity Tactical Income Central Fund (d)	21,514,144	2,335,360,332
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,608,833,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,758,458,939)		2,974,612,456
Money Market Central Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	434,145,274	434,145,274
Fidelity Money Market Central Fund, 0.30% (b)	105,024,710	105,024,710
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $539,169,984)		539,169,984
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $7,329,740)	$ 7,330,000	$ 7,329,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,294,341,223)	7,258,256,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,144,795)
NET ASSETS - 100%	$ 7,257,111,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
266 CME E-mini S&P 500 Index Contracts	June 2013	$ 20,783,910	$ 331,060
803 NYSE E-mini MSCI EAFE Index Contracts	June 2013	66,616,880	(326,810)
TOTAL EQUITY INDEX CONTRACTS		$ 87,400,790	$ 4,250

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,119,896.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,990
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	2,056,860
Fidelity Consumer Staples Central Fund	3,420,564
Fidelity Emerging Markets Debt Central Fund	1,133,356
Fidelity Emerging Markets Equity Central Fund	1,023,549
Fidelity Energy Central Fund	2,326,001
Fidelity Financials Central Fund	4,574,103
Fidelity Floating Rate Central Fund	6,550,124
Fidelity Health Care Central Fund	1,564,609
Fidelity High Income Central Fund 1	6,080,046
Fidelity Industrials Central Fund	2,570,987
Fidelity Information Technology Central Fund	1,387,800
Fidelity International Equity Central Fund	4,731,194
Fidelity Materials Central Fund	974,778
Fidelity Money Market Central Fund	257,404
Fidelity Tactical Income Central Fund	26,547,843
Fidelity Telecom Services Central Fund	1,078,239
Fidelity Utilities Central Fund	1,417,922
Total	$ 67,931,774
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 792,638	$ 74,860,863	$ 23,490,883	5.4%
Fidelity Consumer Discretionary Central Fund	268,748,938	28,601,390	15,144,510	317,176,300	28.0%
Fidelity Consumer Staples Central Fund	238,181,345	20,133,667	11,987,467	274,465,187	27.1%
Fidelity Emerging Markets Debt Central Fund	36,881,029	2,148,344	856,758	37,713,416	36.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	180,384,341	14,267,535	274,044,103	38.3%
Fidelity Energy Central Fund	251,322,552	20,146,611	12,795,950	280,281,066	27.2%
Fidelity Financials Central Fund	412,515,870	35,896,040	23,059,317	478,660,227	28.1%
Fidelity Floating Rate Central Fund	281,231,740	9,733,050	118,845,647	177,807,702	13.2%
Fidelity Health Care Central Fund	304,230,534	22,709,867	15,401,313	351,095,118	28.0%
Fidelity High Income Central Fund 1	207,190,037	10,504,582	72,053,880	150,258,005	36.6%
Fidelity Industrials Central Fund	262,639,089	21,140,313	13,761,069	317,760,210	29.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	67,973,628	37,329,890	273,473,001	36.2%
Fidelity Information Technology Central Fund	461,333,386	26,178,315	22,519,430	472,703,428	27.5%
Fidelity International Equity Central Fund	557,221,747	82,223,387	34,223,089	658,854,119	38.4%
Fidelity Materials Central Fund	95,552,749	7,570,016	4,866,934	106,770,406	29.2%
Fidelity Tactical Income Central Fund	2,521,030,215	54,418,900	227,156,284	2,335,360,332	40.5%
Fidelity Telecom Services Central Fund	68,136,052	6,018,251	3,542,497	73,360,203	26.1%
Fidelity Utilities Central Fund	93,077,241	7,809,896	4,728,041	108,482,838	27.9%
Total	$ 6,502,194,768	$ 604,383,236	$ 707,400,474	$ 6,711,756,544
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,737,144,088	$ 3,737,144,088	$ -	$ -
Fixed-Income Central Funds	2,974,612,456	2,974,612,456	-	-
Money Market Central Funds	539,169,984	539,169,984	-	-
U.S. Treasury Obligations	7,329,876	-	7,329,876	-
Total Investments in Securities:	$ 7,258,256,404	$ 7,250,926,528	$ 7,329,876	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 331,060	$ 331,060	$ -	$ -
Liabilities
Futures Contracts	$ (326,810)	$ (326,810)	$ -	$ -
Total Derivative Instruments:	$ 4,250	$ 4,250	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 331,060	$ (326,810)
Total Value of Derivatives	$ 331,060	$ (326,810)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.9%
United Kingdom	3.8%
Japan	1.7%
France	1.5%
Switzerland	1.2%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,329,740)	$ 7,329,876
Fidelity Central Funds (cost $6,287,011,483)	7,250,926,528
Total Investments (cost $6,294,341,223)		$ 7,258,256,404
Receivable for investments sold		8,611,290
Receivable for fund shares sold		3,234,716
Distributions receivable from Fidelity Central Funds		57,304
Receivable for daily variation margin on futures contracts		563,422
Prepaid expenses		7,740
Receivable from investment adviser for expense reductions		13,276
Other receivables		516,812
Total assets		7,271,260,964

Liabilities
Payable for fund shares redeemed	$ 9,791,919
Accrued management fee	3,049,462
Transfer agent fee payable	894,264
Distribution and service plan fees payable	50,246
Other affiliated payables	129,188
Other payables and accrued expenses	234,276
Total liabilities		14,149,355

Net Assets		$ 7,257,111,609
Net Assets consist of:
Paid in capital		$ 6,441,450,047
Undistributed net investment income		19,516,946
Accumulated undistributed net realized gain (loss) on investments		(167,774,815)
Net unrealized appreciation (depreciation) on investments		963,919,431
Net Assets		$ 7,257,111,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,832,142 ÷ 4,149,829 shares)		$ 17.07

Maximum offering price per share (100/94.25 of $17.07)		$ 18.11
Class T: Net Asset Value and redemption price per share ($27,067,244 ÷ 1,587,258 shares)		$ 17.05

Maximum offering price per share (100/96.50 of $17.05)		$ 17.67
Class B: Net Asset Value and offering price per share ($3,829,200 ÷ 224,986 shares)A		$ 17.02

Class C: Net Asset Value and offering price per share ($26,008,069 ÷ 1,532,111 shares)A		$ 16.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,109,668,827 ÷ 415,131,725 shares)		$ 17.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,706,127 ÷ 1,152,195 shares)		$ 17.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,776
Income from Fidelity Central Funds		67,931,774
Total income		67,935,550

Expenses
Management fee	$ 17,832,124
Transfer agent fees	5,258,709
Distribution and service plan fees	280,215
Accounting fees and expenses	725,361
Custodian fees and expenses	736
Independent trustees' compensation	13,617
Appreciation in deferred trustee compensation account	344
Registration fees	90,354
Audit	21,765
Legal	26,530
Interest	195
Miscellaneous	30,871
Total expenses before reductions	24,280,821
Expense reductions	(867,125)	23,413,696
Net investment income (loss)		44,521,854
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	616,719
Fidelity Central Funds	84,943,921
Futures contracts	(1,546,770)
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		84,617,627
Change in net unrealized appreciation (depreciation) on: Investment securities	227,634,911
Futures contracts	1,964,942
Total change in net unrealized appreciation (depreciation)		229,599,853
Net gain (loss)		314,217,480
Net increase (decrease) in net assets resulting from operations		$ 358,739,334

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,521,854	$ 110,513,803
Net realized gain (loss)	84,617,627	(4,532,480)
Change in net unrealized appreciation (depreciation)	229,599,853	842,727,607
Net increase (decrease) in net assets resulting from operations	358,739,334	948,708,930
Distributions to shareholders from net investment income	(50,047,552)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(56,381,520)	(127,553,784)
Share transactions - net increase (decrease)	(8,962,656)	167,691,488
Total increase (decrease) in net assets	293,395,158	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $19,516,946 and undistributed net investment income of $25,042,644, respectively)	$ 7,257,111,609	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	.82	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.09)	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.11)	(.26) I	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 17.07	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return B, C, D	5.03%	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	.97% A	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	.96% A	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,832	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.80	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.07)	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.09)	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 17.05	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return B, C, D	4.91%	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.22% A	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	.71% A	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,067	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.76	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.03)	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.14) I	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 17.02	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return B, C, D	4.64%	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.72% A	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.21% A	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,829	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	.76	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.03)	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.15) I	(.14) J	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.98	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return B, C, D	4.68%	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.72% A	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.20% A	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,008	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) D	.11	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	.74	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	.85	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.12)	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.31) I	(.29) J	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 17.13	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return B, C	5.24%	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.66% A	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.27% A	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,109,669	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	.84	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.12)	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.30) I	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 17.10	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return B, C	5.17%	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.70% A	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.22% A	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,706	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.015 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	1.7
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.5
Comerica, Inc.	0.6	0.0
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.5	0.5
Amgen, Inc.	0.5	0.4
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.4
	6.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	14.6
Information Technology	9.2	8.9
Consumer Discretionary	8.2	7.9
Health Care	7.4	6.7
Industrials	7.0	6.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 20.5%	U.S. Government and U.S. Government Agency Obligations 24.5%
AAA,AA,A 4.4%	AAA,AA,A 3.6%
BBB 5.2%	BBB 5.2%
BB and Below 3.5%	BB and Below 6.2%
Not Rated 0.3%	Not Rated 0.4%
Equities* 59.7%	Equities** 54.5%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 62.0%	Stock Class and Equity Futures** 56.6%
Bond Class 32.9%	Bond Class 39.5%
Short-Term Class 5.1%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	250,986	$ 2,610,253
Fidelity Consumer Discretionary Central Fund (d)	251,729	42,660,591
Fidelity Consumer Staples Central Fund (d)	201,462	36,128,184
Fidelity Emerging Markets Equity Central Fund (d)	160,994	32,746,086
Fidelity Energy Central Fund (d)	275,446	36,920,759
Fidelity Financials Central Fund (d)	975,744	64,028,328
Fidelity Health Care Central Fund (d)	249,441	45,912,077
Fidelity Industrials Central Fund (d)	228,135	40,895,429
Fidelity Information Technology Central Fund (d)	319,244	61,911,084
Fidelity International Equity Central Fund (d)	1,327,883	95,195,928
Fidelity Materials Central Fund (d)	71,531	13,996,480
Fidelity Telecom Services Central Fund (d)	66,300	9,622,118
Fidelity Utilities Central Fund (d)	108,453	14,288,688
TOTAL EQUITY CENTRAL FUNDS (Cost $416,616,834)		496,916,005
Fixed-Income Central Funds - 33.5%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	369,276	4,025,112
Fidelity Floating Rate Central Fund (d)	71,805	7,682,374
Fidelity High Income Central Fund 1 (d)	158,017	16,418,001
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,125,487
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	223,889	23,138,959
Fidelity Tactical Income Central Fund (d)	2,023,737	219,676,686
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		242,815,645
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $257,085,904)		270,941,132
Money Market Central Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $39,196,196)	39,196,196	39,196,196
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $699,976)	$ 700,000	$ 699,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $713,598,910)	807,753,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,357
NET ASSETS - 100%	$ 807,768,678
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
84 NYSE E-mini MSCI EAFE Index Contracts	June 2013	6,968,640	(34,187)
TOTAL EQUITY INDEX CONTRACTS		$ 9,078,285	$ (583)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,989.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,023
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	249,622
Fidelity Consumer Staples Central Fund	421,108
Fidelity Emerging Markets Debt Central Fund	109,772
Fidelity Emerging Markets Equity Central Fund	110,373
Fidelity Energy Central Fund	276,205
Fidelity Financials Central Fund	551,044
Fidelity Floating Rate Central Fund	410,007
Fidelity Health Care Central Fund	185,847
Fidelity High Income Central Fund 1	525,263
Fidelity Industrials Central Fund	299,703
Fidelity Information Technology Central Fund	161,409
Fidelity International Equity Central Fund	635,608
Fidelity Materials Central Fund	114,272
Fidelity Tactical Income Central Fund	2,260,598
Fidelity Telecom Services Central Fund	126,238
Fidelity Utilities Central Fund	168,809
Total	$ 6,626,007
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,389,387	$ 7,506,447	$ 2,610,253	0.6%
Fidelity Consumer Discretionary Central Fund	29,102,286	10,596,777	1,483,295	42,660,591	3.8%
Fidelity Consumer Staples Central Fund	25,830,682	7,940,289	1,167,170	36,128,184	3.6%
Fidelity Emerging Markets Debt Central Fund	3,241,106	918,699	78,359	4,025,112	3.9%
Fidelity Emerging Markets Equity Central Fund	10,591,183	22,430,420	1,268,591	32,746,086	4.6%
Fidelity Energy Central Fund	27,096,865	8,271,575	1,246,956	36,920,759	3.6%
Fidelity Financials Central Fund	45,117,276	14,763,918	2,257,683	64,028,328	3.8%
Fidelity Floating Rate Central Fund	22,224,028	3,733,954	18,611,862	7,682,374	0.6%
Fidelity Health Care Central Fund	32,605,604	9,774,163	1,503,186	45,912,077	3.7%
Fidelity High Income Central Fund 1	15,434,418	4,286,252	3,699,769	16,418,001	4.0%
Fidelity Industrials Central Fund	27,735,161	8,793,997	1,348,232	40,895,429	3.8%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	4,506,254	3,237,421	23,138,959	3.1%
Fidelity Information Technology Central Fund	49,740,670	13,128,354	2,203,666	61,911,084	3.6%
Fidelity International Equity Central Fund	67,575,168	25,589,934	5,009,714	95,195,928	5.5%
Fidelity Materials Central Fund	10,329,858	3,113,018	476,669	13,996,480	3.8%
Fidelity Tactical Income Central Fund	195,890,957	44,960,356	20,040,145	219,676,686	3.8%
Fidelity Telecom Services Central Fund	7,266,360	2,334,353	346,050	9,622,118	3.4%
Fidelity Utilities Central Fund	10,088,516	3,083,823	464,545	14,288,688	3.7%
Total	$ 610,960,333	$ 189,615,523	$ 71,949,760	$ 767,857,137
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 496,916,005	$ 496,916,005	$ -	$ -
Fixed-Income Central Funds	270,941,132	270,941,132	-	-
Money Market Central Funds	39,196,196	39,196,196	-	-
U.S. Treasury Obligations	699,988	-	699,988	-
Total Investments in Securities:	$ 807,753,321	$ 807,053,333	$ 699,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (34,187)	$ (34,187)	$ -	$ -
Total Derivative Instruments:	$ (583)	$ (583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (34,187)
Total Value of Derivatives	$ 33,604	$ (34,187)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	75.3%
United Kingdom	4.5%
Japan	2.1%
France	1.8%
Switzerland	1.4%
Canada	1.1%
Germany	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $699,976)	$ 699,988
Fidelity Central Funds (cost $712,898,934)	807,053,333
Total Investments (cost $713,598,910)		$ 807,753,321
Cash		5,991
Receivable for investments sold		330,172
Receivable for fund shares sold		2,701,516
Distributions receivable from Fidelity Central Funds		5,104
Receivable for daily variation margin on futures contracts		60,019
Prepaid expenses		901
Receivable from investment adviser for expense reductions		133
Other receivables		33,960
Total assets		810,891,117

Liabilities
Payable for investments purchased	$ 2,147,167
Payable for fund shares redeemed	450,283
Accrued management fee	368,884
Distribution and service plan fees payable	25,121
Other affiliated payables	115,913
Other payables and accrued expenses	15,071
Total liabilities		3,122,439

Net Assets		$ 807,768,678
Net Assets consist of:
Paid in capital		$ 721,855,767
Undistributed net investment income		1,880,445
Accumulated undistributed net realized gain (loss) on investments		(10,121,362)
Net unrealized appreciation (depreciation) on investments		94,153,828
Net Assets		$ 807,768,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,876,301 ÷ 3,968,230 shares)		$ 10.55

Maximum offering price per share (100/94.25 of $10.55)		$ 11.19
Class T: Net Asset Value and redemption price per share ($12,038,890 ÷ 1,144,444 shares)		$ 10.52

Maximum offering price per share (100/96.50 of $10.52)		$ 10.90
Class B: Net Asset Value and offering price per share ($1,671,737 ÷ 158,492 shares)A		$ 10.55

Class C: Net Asset Value and offering price per share ($12,510,932 ÷ 1,195,366 shares)A		$ 10.47

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($730,587,241 ÷ 69,038,621 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,083,577 ÷ 858,114 shares)		$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 402
Income from Fidelity Central Funds		6,626,007
Total income		6,626,409

Expenses
Management fee	$ 1,965,995
Transfer agent fees	476,303
Distribution and service plan fees	140,314
Accounting fees and expenses	159,669
Custodian fees and expenses	372
Independent trustees' compensation	1,265
Registration fees	43,834
Audit	23,092
Legal	1,454
Miscellaneous	2,854
Total expenses before reductions	2,815,152
Expense reductions	(73,913)	2,741,239
Net investment income (loss)		3,885,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(26,247)
Futures contracts	(76,708)
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(44,688)
Change in net unrealized appreciation (depreciation) on: Investment securities	39,257,275
Futures contracts	174,331
Total change in net unrealized appreciation (depreciation)		39,431,606
Net gain (loss)		39,386,918
Net increase (decrease) in net assets resulting from operations		$ 43,272,088

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,885,170	$ 8,038,669
Net realized gain (loss)	(44,688)	(3,038,342)
Change in net unrealized appreciation (depreciation)	39,431,606	70,383,089
Net increase (decrease) in net assets resulting from operations	43,272,088	75,383,416
Distributions to shareholders from net investment income	(7,561,951)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,229)	(1,030,578)
Total distributions	(14,850,180)	(5,924,871)
Share transactions - net increase (decrease)	152,409,798	255,553,879
Total increase (decrease) in net assets	180,831,706	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $1,880,445 and undistributed net investment income of $5,557,226, respectively)	$ 807,768,678	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	.59	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.20)	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.55	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	5.93%	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.07% A	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.05% A	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	.83% A	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,876	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	.54	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	.57	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.52	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	5.75%	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.33% A	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.31% A	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.57% A	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,039	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	.55	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.55	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	5.51%	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	.55	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.14) K	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.47	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	5.50%	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,511	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	.54	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	.60	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.58	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.75% A	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.73% A	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.15% A	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 730,587	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	.55	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	.60	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.59	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.81% A	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.07% A	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,084	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	2.1
Google, Inc. Class A	0.8	0.8
General Electric Co.	0.8	0.9
British American Tobacco PLC sponsored ADR	0.7	0.6
Comerica, Inc.	0.7	0.0
Procter & Gamble Co.	0.7	0.8
The Coca-Cola Co.	0.6	0.6
Amgen, Inc.	0.6	0.5
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.5
	6.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	15.1
Information Technology	10.5	10.4
Consumer Discretionary	9.0	8.7
Health Care	7.9	7.6
Industrials	7.7	8.0
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 14.1%	U.S. Government and U.S. Government Agency Obligations 17.7%
AAA,AA,A 2.6%	AAA,AA,A 2.5%
BBB 3.6%	BBB 3.6%
BB and Below 3.2%	BB and Below 6.0%
Not Rated 0.3%	Not Rated 0.4%
Equities* 69.8%	Equities** 63.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 71.8%	Stocks and Equity Futures** 66.1%
Bond Class 23.3%	Bond Class 30.0%
Short-Term Class 4.9%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,006,867	$ 10,471,413
Fidelity Consumer Discretionary Central Fund (d)	1,139,919	193,181,993
Fidelity Consumer Staples Central Fund (d)	940,121	168,591,818
Fidelity Emerging Markets Equity Central Fund (d)	823,069	167,412,250
Fidelity Energy Central Fund (d)	1,275,809	171,009,428
Fidelity Financials Central Fund (d)	4,454,654	292,314,378
Fidelity Health Care Central Fund (d)	1,163,545	214,162,087
Fidelity Industrials Central Fund (d)	1,067,592	191,376,614
Fidelity Information Technology Central Fund (d)	1,496,678	290,250,856
Fidelity International Equity Central Fund (d)	6,294,536	451,255,272
Fidelity Materials Central Fund (d)	338,400	66,214,631
Fidelity Telecom Services Central Fund (d)	311,403	45,193,932
Fidelity Utilities Central Fund (d)	506,973	66,793,741
TOTAL EQUITY CENTRAL FUNDS (Cost $1,978,096,258)		2,328,228,413
Fixed-Income Central Funds - 23.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,507,237	16,428,878
Fidelity Floating Rate Central Fund (d)	287,108	30,717,650
Fidelity High Income Central Fund 1 (d)	632,753	65,743,028
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,889,556
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	888,571	91,833,813
Fidelity Tactical Income Central Fund (d)	5,203,705	564,862,158
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,695,971
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $726,593,032)		769,585,527
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	1,963
Verint Systems, Inc. (a)	91	3,326
TOTAL COMMON STOCKS (Cost $4,569)		5,289
Money Market Central Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	138,749,348	$ 138,749,348
Fidelity Money Market Central Fund, 0.30% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $138,749,352)		138,749,352
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $2,699,904)	$ 2,700,000	2,699,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,846,143,115)	3,239,268,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(728,839)
NET ASSETS - 100%	$ 3,238,539,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME E-mini S&P 500 Index Contracts	June 2013	$ 6,797,745	$ 108,279
219 NYSE E-mini MSCI EAFE Index Contracts	June 2013	18,168,240	(126,228)
TOTAL EQUITY INDEX CONTRACTS		$ 24,965,985	$ (17,949)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,189,963.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,319
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	1,233,823
Fidelity Consumer Staples Central Fund	2,089,287
Fidelity Emerging Markets Debt Central Fund	488,830
Fidelity Emerging Markets Equity Central Fund	654,646
Fidelity Energy Central Fund	1,394,525
Fidelity Financials Central Fund	2,742,849
Fidelity Floating Rate Central Fund	1,824,480
Fidelity Health Care Central Fund	939,492
Fidelity High Income Central Fund 1	2,300,245
Fidelity Industrials Central Fund	1,529,554
Fidelity Information Technology Central Fund	836,388
Fidelity International Equity Central Fund	3,256,459
Fidelity Materials Central Fund	594,538
Fidelity Tactical Income Central Fund	6,494,480
Fidelity Telecom Services Central Fund	657,727
Fidelity Utilities Central Fund	858,093
Total	$ 27,972,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 808,185	$ 32,106,653	$ 10,471,413	2.4%
Fidelity Consumer Discretionary Central Fund	163,745,803	14,619,688	6,266,929	193,181,993	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	7,645,750	4,976,781	168,591,818	16.6%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,180,407	345,900	16,428,878	15.9%
Fidelity Emerging Markets Equity Central Fund	64,901,046	101,985,080	6,044,817	167,412,250	23.4%
Fidelity Energy Central Fund	153,830,577	9,440,003	5,317,962	171,009,428	16.6%
Fidelity Financials Central Fund	247,899,320	22,040,851	9,553,775	292,314,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	3,960,973	81,222,168	30,717,650	2.3%
Fidelity Health Care Central Fund	186,145,992	10,565,293	6,390,357	214,162,087	17.1%
Fidelity High Income Central Fund 1	73,128,662	6,457,546	15,583,647	65,743,028	16.0%
Fidelity Industrials Central Fund	161,512,794	7,043,331	5,698,183	191,376,614	17.7%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	2,565,931	15,005,444	91,833,813	12.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 284,378,680	$ 10,838,501	$ 9,346,277	$ 290,250,856	16.9%
Fidelity International Equity Central Fund	365,839,378	63,562,802	14,772,114	451,255,272	26.3%
Fidelity Materials Central Fund	59,437,024	3,602,704	2,015,132	66,214,631	18.1%
Fidelity Tactical Income Central Fund	637,790,096	22,316,886	92,094,818	564,862,158	9.8%
Fidelity Telecom Services Central Fund	42,132,776	2,885,604	1,472,470	45,193,932	16.1%
Fidelity Utilities Central Fund	57,428,489	3,786,732	1,956,510	66,793,741	17.2%
Total	$ 2,917,646,941	$ 295,306,267	$ 310,169,937	$ 3,097,813,940
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,289	$ 5,289	$ -	$ -
Equity Central Funds	2,328,228,413	2,328,228,413	-	-
Fixed-Income Central Funds	769,585,527	769,585,527	-	-
Money Market Central Funds	138,749,352	138,749,352	-	-
U.S. Treasury Obligations	2,699,954	-	2,699,954	-
Total Investments in Securities:	$ 3,239,268,535	$ 3,236,568,581	$ 2,699,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 108,279	$ 108,279	$ -	$ -
Liabilities
Futures Contracts	$ (126,228)	$ (126,228)	$ -	$ -
Total Derivative Instruments:	$ (17,949)	$ (17,949)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 108,279	$ (126,228)
Total Value of Derivatives	$ 108,279	$ (126,228)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	71.4%
United Kingdom	5.0%
Japan	2.6%
France	2.3%
Switzerland	1.7%
Australia	1.2%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	13.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,704,473)	$ 2,705,243
Fidelity Central Funds (cost $2,843,438,642)	3,236,563,292
Total Investments (cost $2,846,143,115)		$ 3,239,268,535
Receivable for investments sold		4,763,304
Receivable for fund shares sold		1,981,722
Distributions receivable from Fidelity Central Funds		18,093
Receivable for daily variation margin on futures contracts		194,586
Prepaid expenses		3,416
Receivable from investment adviser for expense reductions		11,914
Other receivables		248,444
Total assets		3,246,490,014

Liabilities
Payable for fund shares redeemed	$ 5,783,536
Accrued management fee	1,492,748
Transfer agent fee payable	409,782
Distribution and service plan fees payable	83,440
Other affiliated payables	102,144
Other payables and accrued expenses	78,668
Total liabilities		7,950,318

Net Assets		$ 3,238,539,696
Net Assets consist of:
Paid in capital		$ 3,004,391,713
Undistributed net investment income		6,776,563
Accumulated undistributed net realized gain (loss) on investments		(165,736,051)
Net unrealized appreciation (depreciation) on investments		393,107,471
Net Assets		$ 3,238,539,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,949,597 ÷ 6,779,060 shares)		$ 18.28

Maximum offering price per share (100/94.25 of $18.28)		$ 19.40
Class T: Net Asset Value and redemption price per share ($43,542,268 ÷ 2,380,943 shares)		$ 18.29

Maximum offering price per share (100/96.50 of $18.29)		$ 18.95
Class B: Net Asset Value and offering price per share ($6,736,743 ÷ 366,631 shares)A		$ 18.37

Class C: Net Asset Value and offering price per share ($40,989,679 ÷ 2,247,115 shares)A		$ 18.24

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,990,255,430 ÷ 163,332,018 shares)		$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,065,979 ÷ 1,805,084 shares)		$ 18.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,405
Income from Fidelity Central Funds		27,972,681
Total income		27,974,086

Expenses
Management fee	$ 8,559,600
Transfer agent fees	2,390,467
Distribution and service plan fees	489,851
Accounting fees and expenses	578,612
Custodian fees and expenses	563
Independent trustees' compensation	5,857
Appreciation in deferred trustee compensation account	84
Registration fees	56,976
Audit	21,765
Legal	11,362
Miscellaneous	13,290
Total expenses before reductions	12,128,427
Expense reductions	(521,899)	11,606,528
Net investment income (loss)		16,367,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	373,473
Fidelity Central Funds	34,744,718
Futures contracts	(1,405,040)
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		33,973,407
Change in net unrealized appreciation (depreciation) on: Investment securities	160,286,827
Futures contracts	810,068
Total change in net unrealized appreciation (depreciation)		161,096,895
Net gain (loss)		195,070,302
Net increase (decrease) in net assets resulting from operations		$ 211,437,860

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,367,558	$ 40,604,708
Net realized gain (loss)	33,973,407	(15,590,236)
Change in net unrealized appreciation (depreciation)	161,096,895	456,260,101
Net increase (decrease) in net assets resulting from operations	211,437,860	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	75,265,857	239,918,849
Total increase (decrease) in net assets	240,254,739	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $6,776,563 and undistributed net investment income of $31,703,525, respectively)	$ 3,238,539,696	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	1.10	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	1.17	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 18.28	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	6.84%	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.78% A	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,950	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.16	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.17)	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 18.29	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	6.78%	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.29% A	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.52% A	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,542	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	1.11	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.04)	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 18.37	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	6.42%	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	(.05)% A	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,737	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.10)	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 18.24	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	6.46%	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.78% A	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.03% A	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,990	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) D	.10	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	1.11	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	1.21	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.28)	(.27) I	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 18.31	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return B, C	7.05%	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.72% A	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.10% A	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990,255	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	1.12	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	1.21	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 18.32	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	7.07%	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.76% A	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.06% A	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,066	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	2.4
Google, Inc. Class A	1.0	0.9
General Electric Co.	1.0	1.1
British American Tobacco PLC sponsored ADR	0.9	0.7
Procter & Gamble Co.	0.8	1.0
Comerica, Inc.	0.8	0.0
The Coca-Cola Co.	0.8	0.7
Amgen, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.7
Comcast Corp. Class A	0.6	0.5
	8.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	16.9
Information Technology	12.4	11.9
Consumer Discretionary	10.0	9.5
Industrials	9.5	9.1
Health Care	9.3	8.7
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 7.2%	U.S. Government and U.S. Government Agency Obligations 9.5%
AAA,AA,A 1.2%	AAA,AA,A 1.3%
BBB 1.6%	BBB 2.1%
BB and Below 1.6%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.2%
Equities* 84.0%	Equities** 78.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 86.3%	Stocks and Equity Futures** 80.1%
Bond Class 11.2%	Bond Class 16.6%
Short-Term Class 2.5%	Short-Term Class 3.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 32.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	335,807	$ 3,492,397
Fidelity Consumer Discretionary Central Fund (d)	463,002	78,464,924
Fidelity Consumer Staples Central Fund (d)	385,649	69,158,419
Fidelity Emerging Markets Equity Central Fund (d)	299,671	60,953,161
Fidelity Energy Central Fund (d)	529,886	71,025,967
Fidelity Financials Central Fund (d)	1,798,638	118,026,626
Fidelity Health Care Central Fund (d)	458,170	84,330,831
Fidelity Industrials Central Fund (d)	431,277	77,310,639
Fidelity Information Technology Central Fund (d)	603,433	117,023,700
Fidelity International Equity Central Fund (d)	2,551,262	182,899,956
Fidelity Materials Central Fund (d)	136,220	26,654,112
Fidelity Telecom Services Central Fund (d)	133,576	19,385,862
Fidelity Utilities Central Fund (d)	202,071	26,622,855
TOTAL EQUITY CENTRAL FUNDS (Cost $799,905,192)		935,349,449
Fixed-Income Central Funds - 11.4%

High Yield Fixed-Income Funds - 1.5%
Fidelity High Income Central Fund 1 (d)	158,967	16,516,691
Investment Grade Fixed-Income Funds - 9.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	197,759	20,438,350
Fidelity Tactical Income Central Fund (d)	798,195	86,644,062
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		107,082,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $120,930,654)		123,599,103
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.15% (b) (Cost $24,117,453)	24,117,453	24,117,453
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (c) (Cost $979,966)	$ 980,000	$ 979,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $945,933,265)	1,084,045,987
NET OTHER ASSETS (LIABILITIES) - 0.0%	33,086
NET ASSETS - 100%	$ 1,084,079,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,031,510	$ 32,359
139 NYSE E-mini MSCI EAFE Index Contracts	June 2013	11,531,440	(78,762)
TOTAL EQUITY INDEX CONTRACTS		$ 13,562,950	$ (46,403)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $939,984.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,135
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	451,591
Fidelity Consumer Staples Central Fund	802,210
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	212,616
Fidelity Energy Central Fund	520,075
Fidelity Financials Central Fund	990,752
Fidelity Floating Rate Central Fund	85,269
Fidelity Health Care Central Fund	333,597
Fidelity High Income Central Fund 1	548,616
Fidelity Industrials Central Fund	557,592
Fidelity Information Technology Central Fund	297,046
Fidelity International Equity Central Fund	1,219,734
Fidelity Materials Central Fund	213,690
Fidelity Tactical Income Central Fund	849,028
Fidelity Telecom Services Central Fund	253,956
Fidelity Utilities Central Fund	307,398
Total	$ 7,758,997
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,009,695	$ 13,624,922	$ 3,492,397	0.8%
Fidelity Consumer Discretionary Central Fund	53,988,981	17,250,429	1,078,103	78,464,924	6.9%
Fidelity Consumer Staples Central Fund	50,215,622	12,997,997	859,754	69,158,419	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	39,253,708	981,360	60,953,161	8.5%
Fidelity Energy Central Fund	51,964,564	14,480,673	913,618	71,025,967	6.9%
Fidelity Financials Central Fund	80,228,075	27,707,127	1,637,757	118,026,626	6.9%
Fidelity Floating Rate Central Fund	8,312,541	486,563	8,812,071	-	0.0%
Fidelity Health Care Central Fund	58,965,470	17,108,612	1,098,840	84,330,831	6.7%
Fidelity High Income Central Fund 1	19,608,493	4,359,825	7,870,161	16,516,691	4.0%
Fidelity Industrials Central Fund	53,056,934	14,393,019	980,047	77,310,639	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	3,974,706	250,466	20,438,350	2.7%
Fidelity Information Technology Central Fund	91,410,771	24,661,234	1,605,281	117,023,700	6.8%
Fidelity International Equity Central Fund	129,104,649	44,963,411	4,703,462	182,899,956	10.7%
Fidelity Materials Central Fund	19,882,058	5,161,320	344,765	26,654,112	7.3%
Fidelity Tactical Income Central Fund	91,513,713	27,444,905	31,902,738	86,644,062	1.5%
Fidelity Telecom Services Central Fund	14,818,664	4,085,845	251,811	19,385,862	6.9%
Fidelity Utilities Central Fund	18,841,950	5,140,607	336,241	26,622,855	6.8%
Total	$ 799,681,927	$ 266,445,432	$ 82,417,885	$ 1,058,948,552
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 935,349,449	$ 935,349,449	$ -	$ -
Fixed-Income Central Funds	123,599,103	123,599,103	-	-
Money Market Central Funds	24,117,453	24,117,453	-	-
U.S. Treasury Obligations	979,982	-	979,982	-
Total Investments in Securities:	$ 1,084,045,987	$ 1,083,066,005	$ 979,982	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,359	$ 32,359	$ -	$ -
Liabilities
Futures Contracts	$ (78,762)	$ (78,762)	$ -	$ -
Total Derivative Instruments:	$ (46,403)	$ (46,403)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,359	$ (78,762)
Total Value of Derivatives	$ 32,359	$ (78,762)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	67.6%
United Kingdom	6.0%
Japan	3.1%
France	2.6%
Switzerland	1.9%
Germany	1.5%
Australia	1.2%
Canada	1.1%
Netherlands	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $979,966)	$ 979,982
Fidelity Central Funds (cost $944,953,299)	1,083,066,005
Total Investments (cost $945,933,265)		$ 1,084,045,987
Receivable for investments sold		456,979
Receivable for fund shares sold		1,360,441
Distributions receivable from Fidelity Central Funds		3,856
Receivable for daily variation margin on futures contracts		86,417
Prepaid expenses		888
Receivable from investment adviser for expense reductions		3,627
Other receivables		62,258
Total assets		1,086,020,453

Liabilities
Payable for investments purchased	$ 46,357
Payable for fund shares redeemed	1,165,529
Accrued management fee	495,170
Transfer agent fee payable	151,247
Distribution and service plan fees payable	38,381
Other affiliated payables	29,277
Other payables and accrued expenses	15,419
Total liabilities		1,941,380

Net Assets		$ 1,084,079,073
Net Assets consist of:
Paid in capital		$ 979,097,811
Undistributed net investment income		1,778,745
Accumulated undistributed net realized gain (loss) on investments		(34,863,802)
Net unrealized appreciation (depreciation) on investments		138,066,319
Net Assets		$ 1,084,079,073

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,125,892 ÷ 4,938,170 shares)		$ 15.01

Maximum offering price per share (100/94.25 of $15.01)		$ 15.93
Class T: Net Asset Value and redemption price per share ($11,714,024 ÷ 782,201 shares)		$ 14.98

Maximum offering price per share (100/96.50 of $14.98)		$ 15.52
Class B: Net Asset Value and offering price per share ($2,953,899 ÷ 197,080 shares)A		$ 14.99

Class C: Net Asset Value and offering price per share ($19,149,526 ÷ 1,288,343 shares)A		$ 14.86

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($964,080,633 ÷ 63,777,397 shares)		$ 15.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,055,099 ÷ 799,359 shares)		$ 15.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 418
Income from Fidelity Central Funds		7,758,997
Total income		7,759,415

Expenses
Management fee	$ 2,591,379
Transfer agent fees	841,344
Distribution and service plan fees	216,865
Accounting fees and expenses	156,779
Custodian fees and expenses	688
Independent trustees' compensation	1,660
Registration fees	48,500
Audit	23,091
Legal	2,293
Miscellaneous	3,691
Total expenses before reductions	3,886,290
Expense reductions	(169,471)	3,716,819
Net investment income (loss)		4,042,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	197,345
Fidelity Central Funds	6,946,923
Futures contracts	75,438
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		7,265,768
Change in net unrealized appreciation (depreciation) on: Investment securities	68,292,140
Futures contracts	116,573
Total change in net unrealized appreciation (depreciation)		68,408,713
Net gain (loss)		75,674,481
Net increase (decrease) in net assets resulting from operations		$ 79,717,077

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,042,596	$ 9,828,342
Net realized gain (loss)	7,265,768	(383,091)
Change in net unrealized appreciation (depreciation)	68,408,713	138,478,852
Net increase (decrease) in net assets resulting from operations	79,717,077	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	201,560,396	34,530,519
Total increase (decrease) in net assets	269,756,889	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $1,778,745 and undistributed net investment income of $7,836,025, respectively)	$ 1,084,079,073	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.05	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	1.10	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	1.15	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.17) J	(.16)	(.16)	(.12) I	(.17)	(.26)
Net asset value, end of period	$ 15.01	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return B, C, D	8.26%	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.03% A	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	.64% A	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,126	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) E	.02	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	1.11	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	1.13	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.12)	(.13)	(.09) I	(.15)	(.23)
Net asset value, end of period	$ 14.98	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return B, C, D	8.17%	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.32% A	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.35% A	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,714	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	1.10	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	1.09	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.04)	(.03)	(.04)	(.04) I	(.09)	(.19)
Net asset value, end of period	$ 14.99	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return B, C, D	7.83%	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	(.19)% A	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	1.08	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	1.07	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 14.86	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return B, C, D	7.79%	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.80% A	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	(.13)% A	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,150	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	1.11	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	1.18	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 15.12	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return B, C	8.47%	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.78% A	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.75% A	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	.92% A	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 964,081	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	1.10	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	1.17	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20) I	(.19)	(.19)	(.15) H	(.21)	(.27)
Net asset value, end of period	$ 15.08	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return B, C	8.39%	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.76% A	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	.91% A	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,055	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.11%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .11%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,675,038,040	$ 413,173,324	$ (23,816,532)	$ 389,356,792
Fidelity Asset Manager 30%	461,862,877	39,391,106	(206,168)	39,184,938
Fidelity Asset Manager 40%	418,840,961	39,838,269	(281,755)	39,556,514
Fidelity Asset Manager 50%	6,294,346,162	1,165,789,145	(201,878,903)	963,910,242
Fidelity Asset Manager 60%	713,601,786	94,640,376	(488,841)	94,151,535

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 70%	$ 2,846,145,391	$ 561,781,973	$ (168,658,829)	$ 393,123,144
Fidelity Asset Manager 85%	945,933,787	181,507,056	(43,394,856)	138,112,200

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (104,585)	$ 1,692,634
Totals (a)	$ (104,585)	$ 1,692,634
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (47,214)	$ 139,615
Totals (a)	$ (47,214)	$ 139,615
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 40,667	$ 109,409
Totals (a)	$ 40,667	$ 109,409
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (1,546,770)	$ 1,964,942
Totals (a)	$ (1,546,770)	$ 1,964,942
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (76,708)	$ 174,331
Totals (a)	$ (76,708)	$ 174,331
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,405,040)	$ 810,068
Totals (a)	$ (1,405,040)	$ 810,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 75,438	$ 116,573
Totals (a)	$ 75,438	$ 116,573

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	591,998,932	421,196,063
Fidelity Asset Manager 30%	116,515,228	38,003,039
Fidelity Asset Manager 40%	112,832,648	39,592,291
Fidelity Asset Manager 50%	604,383,236	707,400,474

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments - continued

	Purchases ($)	Sales ($)
Fidelity Asset Manager 60%	189,615,523	71,949,760
Fidelity Asset Manager 70%	295,308,297	310,169,937
Fidelity Asset Manager 85%	266,445,432	82,417,885

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.42%
Fidelity Asset Manager 40%	.30%	.11%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$ 58,604	$ 4,115
Class T	.25%	.25%	49,228	220
Class B	.75%	.25%	13,635	10,240
Class C	.75%	.25%	116,488	28,359
			$ 237,955	$ 42,934
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 15,253	$ 130
Class T	.25%	.25%	17,244	70
Class B	.75%	.25%	5,453	4,163
Class C	.75%	.25%	42,304	13,564
			$ 80,254	$ 17,927
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 18,950	$ 495
Class T	.25%	.25%	12,692	142
Class B	.75%	.25%	4,079	3,092
Class C	.75%	.25%	35,211	12,938
			$ 70,932	$ 16,667
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 80,177	$ 2,221
Class T	.25%	.25%	60,628	251
Class B	.75%	.25%	19,934	14,972
Class C	.75%	.25%	119,476	29,238
			$ 280,215	$ 46,682

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 48,281	$ 808
Class T	.25%	.25%	28,108	183
Class B	.75%	.25%	8,395	6,361
Class C	.75%	.25%	55,530	16,330
			$ 140,314	$ 23,682
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 152,496	$ 1,551
Class T	.25%	.25%	106,272	708
Class B	.75%	.25%	36,618	27,529
Class C	.75%	.25%	194,465	22,703
			$ 489,851	$ 52,491
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 86,672	$ 957
Class T	.25%	.25%	27,364	141
Class B	.75%	.25%	14,608	10,976
Class C	.75%	.25%	88,221	22,789
			$ 216,865	$ 34,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,064
Class T	2,417
Class B*	1,845
Class C*	5,126
$ 23,452
Fidelity Asset Manager 30%
Class A	$ 4,586
Class T	2,016
Class B*	493
Class C*	1,971
$ 9,066
Fidelity Asset Manager 40%
Class A	$ 7,131
Class T	985
Class B*	369
Class C*	743
$ 9,228
Fidelity Asset Manager 50%
Class A	$ 18,311
Class T	5,085
Class B*	4,594
Class C*	2,350
$ 30,340
Fidelity Asset Manager 60%
Class A	$ 15,055
Class T	3,573
Class B*	1,909
Class C*	1,291
$ 21,828

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 17,601
Class T	7,440
Class B*	6,229
Class C*	1,783
$ 33,053
Fidelity Asset Manager 85%
Class A	$ 15,628
Class T	3,294
Class B*	2,270
Class C*	1,533
$ 22,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 30,282.13
Class T	15,208.15
Class B	2,452.18
Class C	17,922.15
Asset Manager 20%	2,041,439.09
Institutional Class	19,337.12
	$ 2,126,640
Fidelity Asset Manager 30%
Class A	$ 8,442.14
Class T	4,884.14
Class B	987.18
Class C	6,577.16
Asset Manager 30%	160,370.08
Institutional Class	1,750.15
	$ 183,010
Fidelity Asset Manager 40%
Class A	$ 10,124.13
Class T	4,078.16
Class B	788.19
Class C	5,561.16
Asset Manager 40%	154,885.08
Institutional Class	648.14
	$ 176,084
Fidelity Asset Manager 50%
Class A	$ 68,593.21
Class T	25,449.21
Class B	4,209.21
Class C	25,734.22
Asset Manager 50%	5,117,481.15
Institutional Class	17,243.20
	$ 5,258,709

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 60%
Class A	$ 37,779.20
Class T	11,635.21
Class B	2,355.28
Class C	12,647.23
Asset Manager 60%	402,670.13
Institutional Class	9,217.21
	$ 476,303
Fidelity Asset Manager 70%
Class A	$ 133,196.22
Class T	48,137.23
Class B	10,950.30
Class C	41,969.22
Asset Manager 70%	2,127,277.15
Institutional Class	28,938.19
	$ 2,390,467
Fidelity Asset Manager 85%
Class A	$ 70,649.20
Class T	13,602.25
Class B	4,213.29
Class C	20,092.23
Asset Manager 85%	722,270.18
Institutional Class	10,518.19
	$ 841,344

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,953
Fidelity Asset Manager 30%	776
Fidelity Asset Manager 40%	709
Fidelity Asset Manager 50%	13,073
Fidelity Asset Manager 60%	1,252
Fidelity Asset Manager 70%	5,673
Fidelity Asset Manager 85%	1,649

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 101
Fidelity Asset Manager 40%
Class T	1.15%	117
Class B	1.65%	127
Class C	1.65%	69
Fidelity Asset Manager 60%
Class B	1.85%	434
Class C	1.85%	307

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 197,414	$ -
Fidelity Asset Manager 30%	22,298	11
Fidelity Asset Manager 40%	26,763	6
Fidelity Asset Manager 50%	843,039	10
Fidelity Asset Manager 60%	72,027	9
Fidelity Asset Manager 70%	505,343	6
Fidelity Asset Manager 85%	164,146	10

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 2,419
Fidelity Asset Manager 30%	84
Fidelity Asset Manager 40%	119
Fidelity Asset Manager 50%	13,276
Fidelity Asset Manager 60%	137
Fidelity Asset Manager 70%	11,914
Fidelity Asset Manager 85%	3,627

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 215,045	$ 583,118
Class T	63,205	210,407
Class B	2,888	17,047
Class C	24,292	132,811
Asset Manager 20%	28,651,752	68,418,562
Institutional Class	185,291	437,120
Total	$ 29,142,473	$ 69,799,065
From net realized gain
Class A	$ 938,256	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,288	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,246	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,132	$ 160,177
Class T	19,754	70,810
Class B	1,287	7,802
Class C	10,027	49,900
Asset Manager 30%	2,252,156	5,145,514
Institutional Class	12,117	26,858
Total	$ 2,345,473	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905
Fidelity Asset Manager 40%
From net investment income
Class A	$ 74,609	$ 173,549
Class T	20,260	52,491
Class B	1,243	5,723
Class C	12,197	37,687
Asset Manager 40%	2,352,119	3,962,283
Institutional Class	5,712	11,861
Total	$ 2,466,140	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
From net investment income
Class A	$ 349,751	$ 817,293
Class T	102,571	270,867
Class B	7,453	31,121
Class C	47,732	152,385
Asset Manager 50%	49,427,472	116,058,976
Institutional Class	112,573	187,204
Total	$ 50,047,552	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,102	59,208
Class C	25,404	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,951	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,791	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,229	$ 1,030,578
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,772	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,776	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,013	57,406
Asset Manager 85%	9,165,123	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
Class A
Shares sold	650,466	1,518,992	$ 8,620,988	$ 19,757,344
Reinvestment of distributions	84,793	79,502	1,111,006	1,017,651
Shares redeemed	(690,081)	(953,045)	(9,139,218)	(12,398,846)
Net increase (decrease)	45,178	645,449	$ 592,776	$ 8,376,149
Class T
Shares sold	257,786	361,373	$ 3,410,257	$ 4,668,325
Reinvestment of distributions	29,758	30,086	389,109	383,804
Shares redeemed	(195,504)	(387,129)	(2,583,489)	(5,025,013)
Net increase (decrease)	92,040	4,330	$ 1,215,877	$ 27,116
Class B
Shares sold	17,895	16,882	$ 236,839	$ 218,774
Reinvestment of distributions	3,551	3,329	46,353	42,226
Shares redeemed	(21,768)	(57,139)	(287,021)	(742,425)
Net increase (decrease)	(322)	(36,928)	$ (3,829)	$ (481,425)
Class C
Shares sold	322,427	624,517	$ 4,258,445	$ 8,082,902
Reinvestment of distributions	32,156	24,852	419,105	315,219
Shares redeemed	(227,547)	(488,533)	(3,004,791)	(6,317,053)
Net increase (decrease)	127,036	160,836	$ 1,672,759	$ 2,081,068
Asset Manager 20%
Shares sold	58,788,618	110,791,537	$ 780,520,442	$ 1,443,456,906
Reinvestment of distributions	9,013,251	8,552,147	118,265,517	109,845,938
Shares redeemed	(41,302,329)	(58,464,088)	(548,484,536)	(761,608,801)
Net increase (decrease)	26,499,540	60,879,596	$ 350,301,423	$ 791,694,043
Institutional Class
Shares sold	357,324	746,636	$ 4,738,400	$ 9,733,662
Reinvestment of distributions	56,163	52,901	736,836	679,004
Shares redeemed	(227,614)	(354,990)	(3,018,575)	(4,638,626)
Net increase (decrease)	185,873	444,547	$ 2,456,661	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	281,278	577,913	$ 2,847,017	$ 5,641,039
Reinvestment of distributions	23,576	27,604	235,868	264,902
Shares redeemed	(140,772)	(442,523)	(1,423,105)	(4,366,332)
Net increase (decrease)	164,082	162,994	$ 1,659,780	$ 1,539,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 30%
Class T
Shares sold	133,411	219,574	$ 1,346,653	$ 2,138,276
Reinvestment of distributions	12,025	11,479	120,100	110,126
Shares redeemed	(99,410)	(107,895)	(1,009,223)	(1,058,642)
Net increase (decrease)	46,026	123,158	$ 457,530	$ 1,189,760
Class B
Shares sold	2,595	11,421	$ 26,083	$ 111,959
Reinvestment of distributions	1,902	2,026	18,981	19,302
Shares redeemed	(12,077)	(18,126)	(122,047)	(175,630)
Net increase (decrease)	(7,580)	(4,679)	$ (76,983)	$ (44,369)
Class C
Shares sold	227,252	355,074	$ 2,301,111	$ 3,473,890
Reinvestment of distributions	14,737	11,921	146,791	113,510
Shares redeemed	(103,848)	(221,287)	(1,049,662)	(2,164,272)
Net increase (decrease)	138,141	145,708	$ 1,398,240	$ 1,423,128
Asset Manager 30%
Shares sold	14,296,241	20,685,013	$ 144,921,125	$ 202,410,648
Reinvestment of distributions	869,581	809,968	8,705,556	7,818,534
Shares redeemed	(5,423,400)	(7,843,603)	(54,966,452)	(76,942,998)
Net increase (decrease)	9,742,422	13,651,378	$ 98,660,229	$ 133,286,184
Institutional Class
Shares sold	56,253	102,207	$ 571,317	$ 1,006,073
Reinvestment of distributions	4,641	3,823	46,446	36,969
Shares redeemed	(22,615)	(29,306)	(229,431)	(289,223)
Net increase (decrease)	38,279	76,724	$ 388,332	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	430,635	461,185	$ 4,382,248	$ 4,475,378
Reinvestment of distributions	25,446	28,704	253,908	269,281
Shares redeemed	(151,292)	(232,222)	(1,538,971)	(2,244,087)
Net increase (decrease)	304,789	257,667	$ 3,097,185	$ 2,500,572
Class T
Shares sold	116,040	180,735	$ 1,172,823	$ 1,751,259
Reinvestment of distributions	8,078	9,025	80,478	84,442
Shares redeemed	(91,243)	(126,362)	(925,429)	(1,223,908)
Net increase (decrease)	32,875	63,398	$ 327,872	$ 611,793
Class B
Shares sold	6,204	3,589	$ 62,620	$ 34,352
Reinvestment of distributions	1,081	1,316	10,796	12,262
Shares redeemed	(18,616)	(15,728)	(189,397)	(151,847)
Net increase (decrease)	(11,331)	(10,823)	$ (115,981)	$ (105,233)
Class C
Shares sold	108,026	370,485	$ 1,092,479	$ 3,620,785
Reinvestment of distributions	9,666	7,481	96,225	69,947
Shares redeemed	(73,816)	(131,163)	(745,149)	(1,265,422)
Net increase (decrease)	43,876	246,803	$ 443,555	$ 2,425,310
Asset Manager 40%
Shares sold	12,789,838	22,082,156	$ 129,368,853	$ 213,417,875
Reinvestment of distributions	680,509	595,004	6,792,657	5,611,636
Shares redeemed	(4,771,102)	(6,151,917)	(48,306,128)	(59,591,209)
Net increase (decrease)	8,699,245	16,525,243	$ 87,855,382	$ 159,438,302
Institutional Class
Shares sold	22,191	47,234	$ 226,131	$ 463,860
Reinvestment of distributions	1,348	1,389	13,461	13,067
Shares redeemed	(14,407)	(22,058)	(146,221)	(213,682)
Net increase (decrease)	9,132	26,565	$ 93,371	$ 263,245

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
Class A
Shares sold	867,235	1,187,775	$ 14,482,868	$ 18,468,869
Reinvestment of distributions	23,544	56,747	385,045	857,626
Shares redeemed	(512,117)	(811,485)	(8,472,798)	(12,657,721)
Net increase (decrease)	378,662	433,037	$ 6,395,115	$ 6,668,774
Class T
Shares sold	380,323	386,790	$ 6,307,063	$ 6,039,566
Reinvestment of distributions	7,125	18,419	116,420	278,056
Shares redeemed	(177,078)	(393,734)	(2,923,012)	(6,143,199)
Net increase (decrease)	210,370	11,475	$ 3,500,471	$ 174,423
Class B
Shares sold	6,865	22,355	$ 114,354	$ 344,462
Reinvestment of distributions	525	1,905	8,568	28,524
Shares redeemed	(39,021)	(53,392)	(646,291)	(828,947)
Net increase (decrease)	(31,631)	(29,132)	$ (523,369)	$ (455,961)
Class C
Shares sold	316,282	422,627	$ 5,217,349	$ 6,556,946
Reinvestment of distributions	3,409	9,375	55,489	140,582
Shares redeemed	(130,891)	(295,440)	(2,165,168)	(4,562,022)
Net increase (decrease)	188,800	136,562	$ 3,107,670	$ 2,135,506
Asset Manager 50%
Shares sold	27,065,061	59,240,193	$ 449,672,157	$ 917,159,365
Reinvestment of distributions	3,287,100	8,031,099	53,895,769	121,763,329
Shares redeemed	(31,863,487)	(56,779,363)	(529,203,300)	(885,967,433)
Net increase (decrease)	(1,511,326)	10,491,929	$ (25,635,374)	$ 152,955,261
Institutional Class
Shares sold	404,742	753,749	$ 6,716,956	$ 11,827,227
Reinvestment of distributions	7,253	12,561	118,755	191,717
Shares redeemed	(158,457)	(373,724)	(2,642,880)	(5,805,459)
Net increase (decrease)	253,538	392,586	$ 4,192,831	$ 6,213,485
Fidelity Asset Manager 60%
Class A
Shares sold	615,282	913,908	$ 6,344,310	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(391,241)	(788,357)	(4,003,098)	(7,563,106)
Net increase (decrease)	297,394	164,172	$ 3,074,007	$ 1,586,365
Class T
Shares sold	129,210	447,916	$ 1,329,857	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,847	79,237
Shares redeemed	(127,064)	(254,362)	(1,286,330)	(2,454,557)
Net increase (decrease)	19,583	202,407	$ 217,374	$ 1,917,533
Class B
Shares sold	11,231	19,289	$ 115,128	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(27,018)	(57,869)	(275,491)	(548,074)
Net increase (decrease)	(14,105)	(38,262)	$ (143,529)	$ (359,922)
Class C
Shares sold	270,883	382,232	$ 2,764,774	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(101,883)	(171,714)	(1,038,196)	(1,630,359)
Net increase (decrease)	182,615	213,901	$ 1,861,770	$ 2,052,678
Asset Manager 60%
Shares sold	19,961,743	39,444,451	$ 204,995,295	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(6,863,380)	(13,505,874)	(70,805,446)	(131,208,669)
Net increase (decrease)	14,439,262	26,526,942	$ 147,612,246	$ 250,065,241

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 60%
Institutional Class
Shares sold	73,551	397,418	$ 757,232	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(111,801)	(379,108)	(1,150,084)	(3,675,939)
Net increase (decrease)	(20,208)	28,678	$ (212,070)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	689,882	1,132,191	$ 12,161,802	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(945,203)	(1,591,472)	(16,717,163)	(26,014,266)
Net increase (decrease)	(171,478)	(361,633)	$ (3,116,622)	$ (6,129,731)
Class T
Shares sold	172,098	371,849	$ 3,025,260	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(302,630)	(635,594)	(5,308,900)	(10,270,953)
Net increase (decrease)	(107,935)	(234,715)	$ (1,895,421)	$ (3,783,869)
Class B
Shares sold	8,762	10,786	$ 154,729	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(106,183)	(204,593)	(1,874,771)	(3,340,584)
Net increase (decrease)	(96,562)	(191,862)	$ (1,705,198)	$ (3,132,617)
Class C
Shares sold	180,149	414,913	$ 3,174,096	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(164,287)	(404,942)	(2,864,786)	(6,546,101)
Net increase (decrease)	26,940	21,537	$ 499,402	$ 409,615
Asset Manager 70%
Shares sold	14,528,718	38,962,553	$ 256,867,225	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,126	38,929,219
Shares redeemed	(12,434,385)	(25,205,153)	(219,516,799)	(409,297,914)
Net increase (decrease)	4,605,057	16,333,788	$ 80,459,552	$ 253,303,932
Institutional Class
Shares sold	269,329	410,441	$ 4,788,809	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(240,867)	(494,273)	(4,223,666)	(7,971,605)
Net increase (decrease)	55,179	(55,326)	$ 1,024,144	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	661,965	1,137,688	$ 9,517,099	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(487,230)	(862,594)	(7,031,899)	(11,362,295)
Net increase (decrease)	230,640	332,103	$ 3,262,839	$ 4,223,595
Class T
Shares sold	130,870	204,577	$ 1,872,810	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(113,887)	(182,949)	(1,617,518)	(2,385,870)
Net increase (decrease)	23,391	29,002	$ 344,302	$ 375,154
Class B
Shares sold	4,260	7,122	$ 60,533	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(22,609)	(44,228)	(319,844)	(582,548)
Net increase (decrease)	(17,810)	(36,463)	$ (251,812)	$ (481,787)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
Class C
Shares sold	189,959	393,021	$ 2,706,639	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(152,305)	(319,988)	(2,138,436)	(4,129,934)
Net increase (decrease)	43,038	79,417	$ 642,562	$ 1,055,433
Asset Manager 85%
Shares sold	18,374,910	12,524,715	$ 263,214,895	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(5,294,111)	(10,927,056)	(76,480,270)	(144,182,077)
Net increase (decrease)	13,812,119	2,345,251	$ 196,973,103	$ 29,091,503
Institutional Class
Shares sold	118,293	350,864	$ 1,728,442	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(88,674)	(339,482)	(1,287,754)	(4,536,594)
Net increase (decrease)	40,272	23,327	$ 589,402	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of shares owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	31%

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0513
1.878291.104

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2013

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,021.90	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,021.40	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.63%
Actual		$ 1,000.00	$ 1,017.60	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.60%
Actual		$ 1,000.00	$ 1,018.40	$ 8.05
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,023.50	$ 2.67
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,023.30	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 30%
Class A	.88%
Actual		$ 1,000.00	$ 1,031.70	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.13%
Actual		$ 1,000.00	$ 1,030.40	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.65%
Actual		$ 1,000.00	$ 1,027.70	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,027.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.57%
Actual		$ 1,000.00	$ 1,034.20	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,032.90	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 40%
Class A	.88%
Actual		$ 1,000.00	$ 1,041.40	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.54	$ 4.43
Class T	1.15%
Actual		$ 1,000.00	$ 1,040.40	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,037.50	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,036.90	$ 8.38
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.58%
Actual		$ 1,000.00	$ 1,043.10	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.64%
Actual		$ 1,000.00	$ 1,042.80	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23
Fidelity Asset Manager 50%
Class A	1.00%
Actual		$ 1,000.00	$ 1,050.30	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,049.10	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.74%
Actual		$ 1,000.00	$ 1,046.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 50%
Class C	1.75%
Actual		$ 1,000.00	$ 1,046.80	$ 8.93
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.68%
Actual		$ 1,000.00	$ 1,052.40	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,051.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Fidelity Asset Manager 60%
Class A	1.07%
Actual		$ 1,000.00	$ 1,059.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,057.50	$ 6.82
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.85%
Actual		$ 1,000.00	$ 1,055.10	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,055.00	$ 9.48
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.75%
Actual		$ 1,000.00	$ 1,060.40	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,060.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 70%
Class A	1.07%
Actual		$ 1,000.00	$ 1,068.40	$ 5.52
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.33%
Actual		$ 1,000.00	$ 1,067.80	$ 6.86
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.90%
Actual		$ 1,000.00	$ 1,064.20	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.82%
Actual		$ 1,000.00	$ 1,064.60	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Asset Manager 70%	.75%
Actual		$ 1,000.00	$ 1,070.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,070.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Asset Manager 85%
Class A	1.06%
Actual		$ 1,000.00	$ 1,082.60	$ 5.50
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.36%
Actual		$ 1,000.00	$ 1,081.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.84
Class B	1.90%
Actual		$ 1,000.00	$ 1,078.30	$ 9.84
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.84%
Actual		$ 1,000.00	$ 1,077.90	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 85%	.78%
Actual		$ 1,000.00	$ 1,084.70	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,083.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .11%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.0	19.0
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.2	2.6
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.3
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 32.0%	U.S. Government and U.S. Government Agency Obligations 35.7%
AAA,AA,A 7.1%	AAA,AA,A 5.3%
BBB 8.1%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.3%
Not Rated 0.4%	Not Rated 0.6%
Equities* 21.0%	Equities** 15.5%
Short-Term Investments and Net Other Assets (Liabilities) 25.9%	Short-Term Investments and Net Other Assets (Liabilities) 27.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.6
General Electric Co.	0.3	0.3
Google, Inc. Class A	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Comerica, Inc.	0.2	0.0
	1.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	25.1
Consumer Discretionary	3.9	4.3
Energy	3.9	3.4
Information Technology	3.9	3.5
Health Care	3.4	2.8
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 23.1%	Stock Class and Equity Futures** 17.6%
Bond Class 52.3%	Bond Class 56.5%
Short-Term Class 24.6%	Short-Term Class 25.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 9.8% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,580,524	$ 16,437,447
Fidelity Consumer Discretionary Central Fund (d)	581,251	98,504,673
Fidelity Consumer Staples Central Fund (d)	470,636	84,399,127
Fidelity Emerging Markets Equity Central Fund (d)	473,532	96,316,393
Fidelity Energy Central Fund (d)	649,360	87,040,196
Fidelity Financials Central Fund (d)	2,272,846	149,144,185
Fidelity Health Care Central Fund (d)	578,149	106,414,062
Fidelity Industrials Central Fund (d)	544,423	97,593,225
Fidelity Information Technology Central Fund (d)	750,444	145,533,692
Fidelity International Equity Central Fund (d)	1,790,829	128,384,498
Fidelity Materials Central Fund (d)	167,223	32,720,457
Fidelity Telecom Services Central Fund (d)	157,756	22,895,084
Fidelity Utilities Central Fund (d)	257,614	33,940,606
TOTAL EQUITY CENTRAL FUNDS (Cost $901,436,486)		1,099,323,645
Fixed-Income Central Funds - 53.4%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	2,491,175	27,153,806
Fidelity Floating Rate Central Fund (d)	1,393,841	149,127,093
Fidelity High Income Central Fund 1 (d)	1,016,245	105,587,822
TOTAL HIGH YIELD FIXED-INCOME FUNDS		281,868,721
Investment Grade Fixed-Income Funds - 47.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,376,149	245,575,023
Fidelity Tactical Income Central Fund (d)	20,032,484	2,174,526,111
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,420,101,134
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,510,485,681)		2,701,969,855
Money Market Central Funds - 24.8%

Fidelity Cash Central Fund, 0.15% (b)	515,715,074	515,715,074
Fidelity Money Market Central Fund, 0.30% (b)	742,806,333	742,806,333
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,258,521,407)		1,258,521,407
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $4,579,838)	$ 4,580,000	$ 4,579,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,675,023,412)	5,064,394,832
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,680,516)
NET ASSETS - 100%	$ 5,062,714,316
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME E-mini S&P 500 Index Contracts	June 2013	$ 23,831,175	$ 379,598
283 NYSE E-mini MSCI EAFE Index Contracts	June 2013	23,477,680	(115,177)
TOTAL EQUITY INDEX CONTRACTS		$ 47,308,855	$ 264,421

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,879,934.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 333,247
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	622,598
Fidelity Consumer Staples Central Fund	1,029,016
Fidelity Emerging Markets Debt Central Fund	798,598
Fidelity Emerging Markets Equity Central Fund	250,483
Fidelity Energy Central Fund	710,930
Fidelity Financials Central Fund	1,401,080
Fidelity Floating Rate Central Fund	5,639,833
Fidelity Health Care Central Fund	466,539
Fidelity High Income Central Fund 1	4,226,305
Fidelity Industrials Central Fund	771,922
Fidelity Information Technology Central Fund	417,739
Fidelity International Equity Central Fund	756,892
Fidelity Materials Central Fund	291,522
Fidelity Money Market Central Fund	1,222,697
Fidelity Tactical Income Central Fund	23,992,517
Fidelity Telecom Services Central Fund	321,408
Fidelity Utilities Central Fund	436,623
Total	$ 43,712,670
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 2,889,319	$ 53,035,958	$ 16,437,447	3.8%
Fidelity Consumer Discretionary Central Fund	67,573,452	24,453,003	4,137,616	98,504,673	8.7%
Fidelity Consumer Staples Central Fund	60,258,579	18,832,785	3,248,416	84,399,127	8.3%
Fidelity Emerging Markets Debt Central Fund	25,187,911	2,641,186	330,198	27,153,806	26.2%
Fidelity Emerging Markets Equity Central Fund	-	99,986,731	6,692,356	96,316,393	13.4%
Fidelity Energy Central Fund	63,919,995	19,859,231	3,463,928	87,040,196	8.5%
Fidelity Financials Central Fund	104,990,249	34,681,646	6,295,165	149,144,185	8.8%
Fidelity Floating Rate Central Fund	236,383,820	18,721,880	110,895,801	149,127,093	11.1%
Fidelity Health Care Central Fund	75,718,455	22,865,070	4,189,976	106,414,062	8.5%
Fidelity High Income Central Fund 1	144,211,359	12,250,947	54,083,642	105,587,822	25.7%
Fidelity Industrials Central Fund	66,648,918	20,432,558	3,764,821	97,593,225	9.0%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	59,344,262	3,105,567	245,575,023	32.5%
Fidelity Information Technology Central Fund	116,619,970	31,737,434	6,106,678	145,533,692	8.5%
Fidelity International Equity Central Fund	68,870,933	55,712,791	4,354,782	128,384,498	7.5%
Fidelity Materials Central Fund	24,171,427	7,323,694	1,324,564	32,720,457	8.9%
Fidelity Tactical Income Central Fund	2,192,773,597	147,513,084	153,912,174	2,174,526,111	37.7%
Fidelity Telecom Services Central Fund	17,378,953	5,566,424	960,702	22,895,084	8.1%
Fidelity Utilities Central Fund	24,224,645	7,186,887	1,293,719	33,940,606	8.7%
Total	$ 3,548,385,028	$ 591,998,932	$ 421,196,063	$ 3,801,293,500
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,099,323,645	$ 1,099,323,645	$ -	$ -
Fixed-Income Central Funds	2,701,969,855	2,701,969,855	-	-
Money Market Central Funds	1,258,521,407	1,258,521,407	-	-
U.S. Treasury Obligations	4,579,925	-	4,579,925	-
Total Investments in Securities:	$ 5,064,394,832	$ 5,059,814,907	$ 4,579,925	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 379,598	$ 379,598	$ -	$ -
Liabilities
Futures Contracts	$ (115,177)	$ (115,177)	$ -	$ -
Total Derivative Instruments:	$ 264,421	$ 264,421	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 379,598	$ (115,177)
Total Value of Derivatives	$ 379,598	$ (115,177)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,579,838)	$ 4,579,925
Fidelity Central Funds (cost $4,670,443,574)	5,059,814,907
Total Investments (cost $4,675,023,412)		$ 5,064,394,832
Receivable for investments sold		6,845,891
Receivable for fund shares sold		4,866,291
Distributions receivable from Fidelity Central Funds		68,553
Receivable for daily variation margin on futures contracts		334,184
Prepaid expenses		5,716
Receivable from investment adviser for expense reductions		2,419
Other receivables		77,475
Total assets		5,076,595,361

Liabilities
Payable for fund shares redeemed	$ 11,625,209
Accrued management fee	1,742,913
Distribution and service plan fees payable	40,071
Other affiliated payables	457,408
Other payables and accrued expenses	15,444
Total liabilities		13,881,045

Net Assets		$ 5,062,714,316
Net Assets consist of:
Paid in capital		$ 4,796,525,492
Undistributed net investment income		6,969,771
Accumulated undistributed net realized gain (loss) on investments		(130,416,788)
Net unrealized appreciation (depreciation) on investments		389,635,841
Net Assets		$ 5,062,714,316

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,230,054 ÷ 3,543,842 shares)		$ 13.33

Maximum offering price per share (100/94.25 of $13.33)		$ 14.14
Class T: Net Asset Value and redemption price per share ($20,038,610 ÷ 1,506,090 shares)		$ 13.31

Maximum offering price per share (100/96.50 of $13.31)		$ 13.79
Class B: Net Asset Value and offering price per share ($2,718,002 ÷ 204,632 shares)A		$ 13.28

Class C: Net Asset Value and offering price per share ($24,209,501 ÷ 1,825,688 shares)A		$ 13.26

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,935,744,921 ÷ 369,767,412 shares)		$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,773,228 ÷ 2,456,406 shares)		$ 13.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,290
Income from Fidelity Central Funds		43,712,670
Total income		43,714,960

Expenses
Management fee	$ 10,136,057
Transfer agent fees	2,126,640
Distribution and service plan fees	237,955
Accounting fees and expenses	583,802
Custodian fees and expenses	810
Independent trustees' compensation	9,072
Registration fees	120,402
Audit	21,765
Legal	11,916
Miscellaneous	20,918
Total expenses before reductions	13,269,337
Expense reductions	(207,318)	13,062,019
Net investment income (loss)		30,652,941
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,456
Fidelity Central Funds	1,126,970
Futures contracts	(104,585)
Capital gain distributions from Fidelity Central Funds	426,585
Total net realized gain (loss)		1,490,426
Change in net unrealized appreciation (depreciation) on: Investment securities	80,978,525
Futures contracts	1,692,634
Total change in net unrealized appreciation (depreciation)		82,671,159
Net gain (loss)		84,161,585
Net increase (decrease) in net assets resulting from operations		$ 114,814,526

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,652,941	$ 69,381,580
Net realized gain (loss)	1,490,426	23,551,775
Change in net unrealized appreciation (depreciation)	82,671,159	263,559,333
Net increase (decrease) in net assets resulting from operations	114,814,526	356,492,688
Distributions to shareholders from net investment income	(29,142,473)	(69,799,065)
Distributions to shareholders from net realized gain	(95,880,246)	(46,550,220)
Total distributions	(125,022,719)	(116,349,285)
Share transactions - net increase (decrease)	356,235,667	807,470,991
Total increase (decrease) in net assets	346,027,474	1,047,614,394

Net Assets
Beginning of period	4,716,686,842	3,669,072,448
End of period (including undistributed net investment income of $6,969,771 and undistributed net investment income of $5,459,303, respectively)	$ 5,062,714,316	$ 4,716,686,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.06	.18	.19	.22	.33	.39
Net realized and unrealized gain (loss)	.23	.91	.09	.74	.48	(1.27)
Total from investment operations	.29	1.09	.28	.96	.81	(.88)
Distributions from net investment income	(.06)	(.18)	(.20)	(.21)	(.36)	(.42)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.33)	(.34)	(.21) I	(.21) J	(.36)	(.67)
Net asset value, end of period	$ 13.33	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Total Return B, C, D	2.19%	8.76%	2.22%	8.26%	7.51%	(7.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.84%	.85%	.84%	.87%	.86%
Expenses net of fee waivers, if any	.82% A	.84%	.85%	.84%	.87%	.86%
Expenses net of all reductions	.82% A	.83%	.85%	.83%	.87%	.86%
Net investment income (loss)	.97% A	1.36%	1.51%	1.80%	3.01%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,230	$ 46,763	$ 36,016	$ 31,268	$ 24,488	$ 8,030
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.19	.30	.36
Net realized and unrealized gain (loss)	.23	.90	.09	.74	.48	(1.28)
Total from investment operations	.28	1.04	.25	.93	.78	(.92)
Distributions from net investment income	(.04)	(.15)	(.16)	(.18)	(.33)	(.38)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.31)	(.30) I	(.18)	(.18) J	(.33)	(.63)
Net asset value, end of period	$ 13.31	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Total Return B, C, D	2.14%	8.39%	1.96%	8.00%	7.26%	(7.43)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.11%	1.09%	1.11%	1.12%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.09%	1.11%	1.12%
Expenses net of all reductions	1.09% A	1.10%	1.10%	1.09%	1.11%	1.12%
Net investment income (loss)	.70% A	1.09%	1.26%	1.55%	2.76%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,039	$ 18,870	$ 17,765	$ 15,771	$ 10,032	$ 4,915
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32	$ 12.87
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.12	.24	.29
Net realized and unrealized gain (loss)	.22	.90	.10	.74	.49	(1.27)
Total from investment operations	.23	.97	.19	.86	.73	(.98)
Distributions from net investment income	(.01)	(.08)	(.09)	(.11)	(.28)	(.32)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.23) I	(.11)	(.12)	(.28)	(.57)
Net asset value, end of period	$ 13.28	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Total Return B, C, D	1.76%	7.81%	1.48%	7.34%	6.70%	(7.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.65%	1.67%	1.69%	1.67%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.66%
Expenses net of all reductions	1.62% A	1.64%	1.64%	1.64%	1.65%	1.66%
Net investment income (loss)	.17% A	.55%	.72%	.99%	2.23%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,718	$ 2,732	$ 3,044	$ 3,717	$ 2,712	$ 1,975
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31	$ 12.86
Income from Investment Operations
Net investment income (loss) E	.01	.08	.10	.12	.24	.29
Net realized and unrealized gain (loss)	.23	.89	.09	.74	.49	(1.26)
Total from investment operations	.24	.97	.19	.86	.73	(.97)
Distributions from net investment income	(.01)	(.08)	(.10)	(.12)	(.28)	(.33)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.28)	(.24)	(.12)	(.12) I	(.28)	(.58)
Net asset value, end of period	$ 13.26	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Total Return B, C, D	1.84%	7.80%	1.48%	7.40%	6.75%	(7.87)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.61%	1.61%	1.63%	1.65%
Expenses net of all reductions	1.59% A	1.60%	1.60%	1.60%	1.63%	1.64%
Net investment income (loss)	.20% A	.59%	.76%	1.03%	2.24%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,210	$ 22,600	$ 19,325	$ 15,728	$ 9,189	$ 3,668
Portfolio turnover rate G	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36	$ 12.91
Income from Investment Operations
Net investment income (loss) D	.08	.22	.23	.25	.35	.43
Net realized and unrealized gain (loss)	.23	.91	.09	.75	.50	(1.28)
Total from investment operations	.31	1.13	.32	1.00	.85	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.38)	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.35	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Total Return B, C	2.35%	9.06%	2.52%	8.54%	7.90%	(6.90)%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of fee waivers, if any	.53% A	.54%	.55%	.56%	.58%	.56%
Expenses net of all reductions	.52% A	.54%	.54%	.56%	.58%	.56%
Net investment income (loss)	1.27% A	1.65%	1.82%	2.08%	3.30%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,935,745	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692	$ 2,265,384
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35	$ 12.90
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23	.25	.36	.42
Net realized and unrealized gain (loss)	.23	.90	.10	.74	.50	(1.27)
Total from investment operations	.31	1.11	.33	.99	.86	(.85)
Distributions from net investment income	(.08)	(.22)	(.23)	(.24)	(.39)	(.45)
Distributions from net realized gain	(.27)	(.16)	(.02)	(.01)	-	(.25)
Total distributions	(.35)	(.37) H	(.25)	(.25)	(.39)	(.70)
Net asset value, end of period	$ 13.34	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Total Return B, C	2.33%	8.94%	2.57%	8.46%	8.00%	(6.91)%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.57% A	.58%	.59%	.56%	.56%	.57%
Expenses net of all reductions	.56% A	.57%	.59%	.55%	.56%	.56%
Net investment income (loss)	1.23% A	1.62%	1.77%	2.09%	3.32%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,773	$ 30,383	$ 23,073	$ 4,739	$ 2,697	$ 1,722
Portfolio turnover rate F	23% A	23%	19%	18%	16%	5%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.9	18.9
Fannie Mae	7.8	10.6
Freddie Mac	3.6	3.5
Ginnie Mae	2.1	2.5
Wachovia Bank Commercial Mortgage Trust	1.7	1.5
	33.1
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 31.8%	U.S. Government and U.S. Government Agency Obligations 35.5%
AAA,AA,A 7.0%	AAA,AA,A 5.3%
BBB 8.0%	BBB 7.6%
BB and Below 5.5%	BB and Below 8.4%
Not Rated 0.4%	Not Rated 0.6%
Equities* 31.2%	Equities** 25.4%
Short-Term Investments and Net Other Assets (Liabilities) 16.1%	Short-Term Investments and Net Other Assets (Liabilities) 17.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.8
Google, Inc. Class A	0.4	0.3
General Electric Co.	0.4	0.4
British American Tobacco PLC sponsored ADR	0.3	0.2
Comerica, Inc.	0.3	0.0
	1.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	17.1
Consumer Discretionary	5.4	5.6
Information Technology	5.4	4.9
Energy	4.9	4.2
Health Care	4.8	4.2
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 32.8%	Stock Class and Equity Futures** 27.4%
Bond Class 51.9%	Bond Class 56.3%
Short-Term Class 15.3%	Short-Term Class 16.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 14.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	155,992	$ 1,622,319
Fidelity Consumer Discretionary Central Fund (d)	83,871	14,213,541
Fidelity Consumer Staples Central Fund (d)	65,947	11,826,320
Fidelity Emerging Markets Equity Central Fund (d)	58,561	11,911,301
Fidelity Energy Central Fund (d)	91,933	12,322,712
Fidelity Financials Central Fund (d)	321,139	21,073,115
Fidelity Health Care Central Fund (d)	82,728	15,226,933
Fidelity Industrials Central Fund (d)	73,505	13,176,506
Fidelity Information Technology Central Fund (d)	105,512	20,461,955
Fidelity International Equity Central Fund (d)	356,283	25,541,960
Fidelity Materials Central Fund (d)	22,867	4,474,344
Fidelity Telecom Services Central Fund (d)	22,106	3,208,300
Fidelity Utilities Central Fund (d)	34,065	4,488,111
TOTAL EQUITY CENTRAL FUNDS (Cost $134,678,319)		159,547,417
Fixed-Income Central Funds - 53.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (d)	237,658	2,590,467
Fidelity Floating Rate Central Fund (d)	137,975	14,761,919
Fidelity High Income Central Fund 1 (d)	100,075	10,397,779
TOTAL HIGH YIELD FIXED-INCOME FUNDS		27,750,165
Investment Grade Fixed-Income Funds - 47.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	234,027	24,186,718
Fidelity Tactical Income Central Fund (d)	1,967,172	213,536,474
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		237,723,192
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $251,154,901)		265,473,357
Money Market Central Funds - 15.1%

Fidelity Cash Central Fund, 0.15% (b)	53,269,249	53,269,249
Fidelity Money Market Central Fund, 0.30% (b)	22,387,799	22,387,799
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $75,657,048)		75,657,048
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $369,987)	$ 370,000	$ 369,993
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $461,860,255)	501,047,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	170,214
NET ASSETS - 100%	$ 501,218,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
22 NYSE E-mini MSCI EAFE Index Contracts	June 2013	1,825,120	(8,954)
TOTAL EQUITY INDEX CONTRACTS		$ 3,934,765	$ 24,650

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,994.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,235
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	82,021
Fidelity Consumer Staples Central Fund	136,503
Fidelity Emerging Markets Debt Central Fund	69,188
Fidelity Emerging Markets Equity Central Fund	32,964
Fidelity Energy Central Fund	91,523
Fidelity Financials Central Fund	179,797
Fidelity Floating Rate Central Fund	498,954
Fidelity Health Care Central Fund	61,083
Fidelity High Income Central Fund 1	374,192
Fidelity Industrials Central Fund	95,062
Fidelity Information Technology Central Fund	52,831
Fidelity International Equity Central Fund	159,558
Fidelity Materials Central Fund	35,931
Fidelity Money Market Central Fund	36,852
Fidelity Tactical Income Central Fund	2,135,457
Fidelity Telecom Services Central Fund	41,153
Fidelity Utilities Central Fund	52,232
Total	$ 4,167,497
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 908,009	$ 4,807,518	$ 1,622,319	0.4%
Fidelity Consumer Discretionary Central Fund	8,889,467	4,394,251	514,981	14,213,541	1.3%
Fidelity Consumer Staples Central Fund	7,734,006	3,368,688	405,134	11,826,320	1.2%
Fidelity Emerging Markets Debt Central Fund	2,061,118	593,903	29,335	2,590,467	2.5%
Fidelity Emerging Markets Equity Central Fund	1,754,450	10,414,300	577,301	11,911,301	1.7%
Fidelity Energy Central Fund	8,292,623	3,549,624	433,316	12,322,712	1.2%
Fidelity Financials Central Fund	13,532,981	6,289,933	784,920	21,073,115	1.2%
Fidelity Floating Rate Central Fund	19,764,972	4,502,103	9,951,876	14,761,919	1.1%
Fidelity Health Care Central Fund	9,936,447	4,169,594	522,055	15,226,933	1.2%
Fidelity High Income Central Fund 1	11,910,169	2,898,985	4,693,839	10,397,779	2.5%
Fidelity Industrials Central Fund	8,124,620	3,729,722	468,154	13,176,506	1.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	8,677,450	261,521	24,186,718	3.2%
Fidelity Information Technology Central Fund	14,993,183	5,793,653	762,756	20,461,955	1.2%
Fidelity International Equity Central Fund	15,666,174	9,282,616	1,127,296	25,541,960	1.5%
Fidelity Materials Central Fund	2,991,887	1,325,894	165,259	4,474,344	1.2%
Fidelity Tactical Income Central Fund	182,472,640	44,322,330	12,216,958	213,536,474	3.7%
Fidelity Telecom Services Central Fund	2,213,035	993,283	120,209	3,208,300	1.1%
Fidelity Utilities Central Fund	2,862,839	1,300,890	160,611	4,488,111	1.2%
Total	$ 334,786,921	$ 116,515,228	$ 38,003,039	$ 425,020,774
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 159,547,417	$ 159,547,417	$ -	$ -
Fixed-Income Central Funds	265,473,357	265,473,357	-	-
Money Market Central Funds	75,657,048	75,657,048	-	-
U.S. Treasury Obligations	369,993	-	369,993	-
Total Investments in Securities:	$ 501,047,815	$ 500,677,822	$ 369,993	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (8,954)	$ (8,954)	$ -	$ -
Total Derivative Instruments:	$ 24,650	$ 24,650	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (8,954)
Total Value of Derivatives	$ 33,604	$ (8,954)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
United Kingdom	2.4%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $369,987)	$ 369,993
Fidelity Central Funds (cost $461,490,268)	500,677,822
Total Investments (cost $461,860,255)		$ 501,047,815
Receivable for investments sold		134,078
Receivable for fund shares sold		1,691,753
Distributions receivable from Fidelity Central Funds		6,902
Receivable for daily variation margin on futures contracts		29,977
Prepaid expenses		532
Receivable from investment adviser for expense reductions		88
Other receivables		10,117
Total assets		502,921,262

Liabilities
Payable for investments purchased	$ 1,041,167
Payable for fund shares redeemed	415,065
Accrued management fee	168,497
Distribution and service plan fees payable	14,131
Other affiliated payables	49,149
Other payables and accrued expenses	15,224
Total liabilities		1,703,233

Net Assets		$ 501,218,029
Net Assets consist of:
Paid in capital		$ 471,496,984
Undistributed net investment income		789,260
Accumulated undistributed net realized gain (loss) on investments		(10,280,425)
Net unrealized appreciation (depreciation) on investments		39,212,210
Net Assets		$ 501,218,029

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,225,405 ÷ 1,290,309 shares)		$ 10.25

Maximum offering price per share (100/94.25 of $10.25)		$ 10.88
Class T: Net Asset Value and redemption price per share ($7,078,283 ÷ 691,189 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($1,050,741 ÷ 102,721 shares)A		$ 10.23

Class C: Net Asset Value and offering price per share ($9,418,494 ÷ 922,625 shares)A		$ 10.21

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($467,932,875 ÷ 45,627,353 shares)		$ 10.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,512,231 ÷ 244,920 shares)		$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 197
Income from Fidelity Central Funds		4,167,497
Total income		4,167,694

Expenses
Management fee	$ 906,289
Transfer agent fees	183,010
Distribution and service plan fees	80,254
Accounting fees and expenses	90,777
Custodian fees and expenses	450
Independent trustees' compensation	784
Registration fees	43,782
Audit	23,092
Legal	914
Miscellaneous	1,767
Total expenses before reductions	1,331,119
Expense reductions	(23,127)	1,307,992
Net investment income (loss)		2,859,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33)
Fidelity Central Funds	(5,866)
Futures contracts	(47,214)
Capital gain distributions from Fidelity Central Funds	36,724
Total net realized gain (loss)		(16,389)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,727,521
Futures contracts	139,615
Total change in net unrealized appreciation (depreciation)		11,867,136
Net gain (loss)		11,850,747
Net increase (decrease) in net assets resulting from operations		$ 14,710,449

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,859,702	$ 5,556,500
Net realized gain (loss)	(16,389)	(821,969)
Change in net unrealized appreciation (depreciation)	11,867,136	28,667,732
Net increase (decrease) in net assets resulting from operations	14,710,449	33,402,263
Distributions to shareholders from net investment income	(2,345,473)	(5,461,061)
Distributions to shareholders from net realized gain	(7,146,966)	(3,126,905)
Total distributions	(9,492,439)	(8,587,966)
Share transactions - net increase (decrease)	102,487,128	138,148,131
Total increase (decrease) in net assets	107,705,138	162,962,428

Net Assets
Beginning of period	393,512,891	230,550,463
End of period (including undistributed net investment income of $789,260 and undistributed net investment income of $275,031, respectively)	$ 501,218,029	$ 393,512,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.17	.22	.24
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.32	1.03	.17	.84	.62	(1.15)
Distributions from net investment income	(.04)	(.14)	(.15)	(.17)	(.24)	(.19)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.22) J	(.25)	(.46)	(.22)	(.24)	(.19)
Net asset value, end of period	$ 10.25	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C, D	3.17%	11.20%	1.67%	9.39%	7.50%	(11.63)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.89%	.91%	.98%	1.21%	1.66% A
Expenses net of fee waivers, if any	.88% A	.89%	.90%	.90%	.90%	.98% A
Expenses net of all reductions	.87% A	.88%	.89%	.89%	.89%	.98% A
Net investment income (loss)	1.04% A	1.46%	1.63%	1.83%	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,225	$ 11,431	$ 9,024	$ 7,495	$ 4,305	$ 1,159
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.174 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.14	.15	.20	.22
Net realized and unrealized gain (loss)	.26	.89	.01	.67	.40	(1.40)
Total from investment operations	.30	1.01	.15	.82	.60	(1.18)
Distributions from net investment income	(.03)	(.12)	(.13)	(.15)	(.22)	(.17)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.20)	(.23)	(.44)	(.20)	(.22)	(.17)
Net asset value, end of period	$ 10.24	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	3.04%	10.91%	1.47%	9.15%	7.25%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.14%	1.13%	1.19%	1.46%	1.97% A
Expenses net of fee waivers, if any	1.13% A	1.14%	1.13%	1.15%	1.15%	1.20% A
Expenses net of all reductions	1.12% A	1.13%	1.13%	1.14%	1.14%	1.20% A
Net investment income (loss)	.79% A	1.21%	1.39%	1.58%	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,078	$ 6,542	$ 4,885	$ 5,800	$ 2,181	$ 1,074
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	- J	.67	.40	(1.39)
Total from investment operations	.28	.96	.09	.77	.56	(1.22)
Distributions from net investment income	(.01)	(.07)	(.07)	(.11)	(.18)	(.13)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) K	(.18)	(.38)	(.15) L	(.18)	(.13)
Net asset value, end of period	$ 10.23	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Total Return B, C, D	2.77%	10.37%	.89%	8.62%	6.73%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.67% A	1.68%	1.70%	1.78%	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.73% A
Net investment income (loss)	.27% A	.69%	.88%	1.08%	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,051	$ 1,118	$ 1,076	$ 1,336	$ 773	$ 480
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

L Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07	.09	.10	.16	.17
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.39	(1.39)
Total from investment operations	.28	.96	.10	.77	.55	(1.22)
Distributions from net investment income	(.01)	(.07)	(.08)	(.10)	(.18)	(.14)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.19) J	(.18)	(.39)	(.15)	(.18)	(.14)
Net asset value, end of period	$ 10.21	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Total Return B, C, D	2.78%	10.41%	.92%	8.63%	6.62%	(12.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.66%	1.67%	1.72%	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.70% A
Net investment income (loss)	.28% A	.69%	.88%	1.08%	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,418	$ 7,937	$ 5,967	$ 4,789	$ 2,499	$ 1,495
Portfolio turnover rate G	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.19 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.89	.01	.67	.40	(1.39)
Total from investment operations	.34	1.06	.20	.86	.64	(1.13)
Distributions from net investment income	(.06)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23)	(.28)	(.49)	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.42%	11.53%	1.98%	9.67%	7.77%	(11.43)%
Ratios to Average Net Assets E, H
Expenses before reductions	.57% A	.58%	.61%	.69%	.90%	1.24% A
Expenses net of fee waivers, if any	.57% A	.58%	.61%	.65%	.65%	.73% A
Expenses net of all reductions	.56% A	.58%	.60%	.64%	.65%	.72% A
Net investment income (loss)	1.35% A	1.76%	1.92%	2.08%	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,933	$ 364,386	$ 208,380	$ 109,249	$ 61,207	$ 26,016
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19	.19	.24	.26
Net realized and unrealized gain (loss)	.27	.90	- I	.67	.40	(1.39)
Total from investment operations	.33	1.07	.19	.86	.64	(1.13)
Distributions from net investment income	(.05)	(.17)	(.18)	(.19)	(.26)	(.21)
Distributions from net realized gain	(.17)	(.11)	(.31)	(.05)	-	-
Total distributions	(.23) J	(.28)	(.48) K	(.24)	(.26)	(.21)
Net asset value, end of period	$ 10.26	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Total Return B, C	3.29%	11.56%	1.93%	9.67%	7.77%	(11.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.65%	.63%	.71%	.97%	1.76% A
Expenses net of fee waivers, if any	.64% A	.65%	.63%	.65%	.65%	.75% A
Expenses net of all reductions	.63% A	.64%	.62%	.64%	.65%	.75% A
Net investment income (loss)	1.28% A	1.69%	1.90%	2.08%	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,512	$ 2,099	$ 1,218	$ 1,168	$ 773	$ 209
Portfolio turnover rate F	20% A	21%	21%	20%	12%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.174 per share.

K Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.3	17.3
Fannie Mae	6.6	9.4
Freddie Mac	3.2	3.1
Ginnie Mae	1.9	2.2
Wachovia Bank Commercial Mortgage Trust	1.4	1.4
	29.4
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 28.4%	U.S. Government and U.S.Government Agency Obligations 32.0%
AAA,AA,A 6.4%	AAA,AA,A 5.1%
BBB 7.0%	BBB 6.7%
BB and Below 5.3%	BB and Below 7.9%
Not Rated 0.4%	Not Rated 0.6%
Equities* 40.2%	Equities** 34.8%
Short-Term Investments and Net Other Assets (Liabilities) 12.3%	Short-Term Investments and Net Other Assets (Liabilities) 12.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.5	1.1
Google, Inc. Class A	0.5	0.4
General Electric Co.	0.5	0.5
British American Tobacco PLC sponsored ADR	0.4	0.3
Comerica, Inc.	0.4	0.0
	2.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.1
Information Technology	6.8	6.4
Consumer Discretionary	6.1	6.6
Energy	5.6	5.0
Health Care	5.5	4.7
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 42.6%	Stocks and Equity Futures** 37.1%
Bond Class 46.8%	Bond Class 51.5%
Short-Term Class 10.6%	Short-Term Class 11.4%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 17.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 41.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	142,583	$ 1,482,859
Fidelity Consumer Discretionary Central Fund (d)	98,726	16,731,158
Fidelity Consumer Staples Central Fund (d)	78,356	14,051,551
Fidelity Emerging Markets Equity Central Fund (d)	64,072	13,032,323
Fidelity Energy Central Fund (d)	108,781	14,580,995
Fidelity Financials Central Fund (d)	381,128	25,009,605
Fidelity Health Care Central Fund (d)	94,034	17,307,873
Fidelity Industrials Central Fund (d)	89,184	15,987,131
Fidelity Information Technology Central Fund (d)	124,774	24,197,374
Fidelity International Equity Central Fund (d)	454,545	32,586,320
Fidelity Materials Central Fund (d)	27,878	5,454,833
Fidelity Telecom Services Central Fund (d)	26,153	3,795,573
Fidelity Utilities Central Fund (d)	43,475	5,727,771
TOTAL EQUITY CENTRAL FUNDS (Cost $160,703,833)		189,945,366
Fixed-Income Central Funds - 47.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	214,300	2,335,872
Fidelity Floating Rate Central Fund (d)	125,945	13,474,856
Fidelity High Income Central Fund 1 (d)	91,371	9,493,409
TOTAL HIGH YIELD FIXED-INCOME FUNDS		25,304,137
Investment Grade Fixed-Income Funds - 42.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	212,013	21,911,514
Fidelity Tactical Income Central Fund (d)	1,581,755	171,699,468
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		193,610,982
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $208,597,938)		218,915,119
Money Market Central Funds - 10.7%

Fidelity Cash Central Fund, 0.15% (b)	38,835,455	38,835,455
Fidelity Money Market Central Fund, 0.30% (b)	10,271,540	10,271,540
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $49,106,995)		49,106,995
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $429,987)	$ 430,000	$ 429,995
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $418,838,753)	458,397,475
NET OTHER ASSETS (LIABILITIES) - 0.0%	16,289
NET ASSETS - 100%	$ 458,413,764
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
21 CME E-mini S&P 500 Index Contracts	June 2013	$ 1,640,835	$ 26,136
46 NYSE E-mini MSCI EAFE Index Contracts	June 2013	3,816,160	(18,721)
TOTAL EQUITY INDEX CONTRACTS		$ 5,456,995	$ 7,415

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,993.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,098
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	98,435
Fidelity Consumer Staples Central Fund	164,102
Fidelity Emerging Markets Debt Central Fund	63,200
Fidelity Emerging Markets Equity Central Fund	40,467
Fidelity Energy Central Fund	110,693
Fidelity Financials Central Fund	218,139
Fidelity Floating Rate Central Fund	459,753
Fidelity Health Care Central Fund	70,604
Fidelity High Income Central Fund 1	344,537
Fidelity Industrials Central Fund	118,161
Fidelity Information Technology Central Fund	63,938
Fidelity International Equity Central Fund	213,598
Fidelity Materials Central Fund	44,943
Fidelity Money Market Central Fund	16,908
Fidelity Tactical Income Central Fund	1,743,498
Fidelity Telecom Services Central Fund	49,541
Fidelity Utilities Central Fund	68,631
Total	$ 3,912,064
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 768,275	$ 4,270,921	$ 1,482,859	0.3%
Fidelity Consumer Discretionary Central Fund	10,923,452	4,718,373	650,528	16,731,158	1.5%
Fidelity Consumer Staples Central Fund	9,623,375	3,566,272	512,407	14,051,551	1.4%
Fidelity Emerging Markets Debt Central Fund	1,855,158	565,267	52,584	2,335,872	2.3%
Fidelity Emerging Markets Equity Central Fund	3,306,827	10,024,945	679,553	13,032,323	1.8%
Fidelity Energy Central Fund	10,278,035	3,737,585	547,448	14,580,995	1.4%
Fidelity Financials Central Fund	16,857,157	6,641,734	991,521	25,009,605	1.5%
Fidelity Floating Rate Central Fund	17,950,196	4,502,350	9,393,088	13,474,856	1.0%
Fidelity Health Care Central Fund	11,396,292	4,652,101	660,358	17,307,873	1.4%
Fidelity High Income Central Fund 1	10,696,625	2,877,650	4,344,535	9,493,409	2.3%
Fidelity Industrials Central Fund	10,640,894	3,699,649	591,229	15,987,131	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	8,108,287	454,072	21,911,514	2.9%
Fidelity Information Technology Central Fund	18,627,473	5,990,172	964,797	24,197,374	1.4%
Fidelity International Equity Central Fund	21,356,252	10,656,436	1,764,961	32,586,320	1.9%
Fidelity Materials Central Fund	3,858,716	1,399,675	209,018	5,454,833	1.5%
Fidelity Tactical Income Central Fund	147,235,876	38,492,873	13,150,265	171,699,468	3.0%
Fidelity Telecom Services Central Fund	2,745,631	1,050,261	151,887	3,795,573	1.3%
Fidelity Utilities Central Fund	3,914,082	1,380,743	203,119	5,727,771	1.5%
Total	$ 320,777,844	$ 112,832,648	$ 39,592,291	$ 408,860,485
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 189,945,366	$ 189,945,366	$ -	$ -
Fixed-Income Central Funds	218,915,119	218,915,119	-	-
Money Market Central Funds	49,106,995	49,106,995	-	-
U.S. Treasury Obligations	429,995	-	429,995	-
Total Investments in Securities:	$ 458,397,475	$ 457,967,480	$ 429,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,136	$ 26,136	$ -	$ -
Liabilities
Futures Contracts	$ (18,721)	$ (18,721)	$ -	$ -
Total Derivative Instruments:	$ 7,415	$ 7,415	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,136	$ (18,721)
Total Value of Derivatives	$ 26,136	$ (18,721)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.6%
United Kingdom	3.2%
Japan	1.4%
France	1.1%
Others (Individually Less Than 1%)	11.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $429,987)	$ 429,995
Fidelity Central Funds (cost $418,408,766)	457,967,480
Total Investments (cost $418,838,753)		$ 458,397,475
Receivable for investments sold		130,364
Receivable for fund shares sold		772,015
Distributions receivable from Fidelity Central Funds		5,077
Receivable for daily variation margin on futures contracts		35,156
Prepaid expenses		505
Receivable from investment adviser for expense reductions		128
Other receivables		12,654
Total assets		459,353,374

Liabilities
Payable for investments purchased	$ 481,858
Payable for fund shares redeemed	227,815
Accrued management fee	155,480
Distribution and service plan fees payable	12,576
Other affiliated payables	46,678
Other payables and accrued expenses	15,203
Total liabilities		939,610

Net Assets		$ 458,413,764
Net Assets consist of:
Paid in capital		$ 423,999,309
Undistributed net investment income		1,382,727
Accumulated undistributed net realized gain (loss) on investments		(6,534,409)
Net unrealized appreciation (depreciation) on investments		39,566,137
Net Assets		$ 458,413,764

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,522,126 ÷ 1,694,562 shares)		$ 10.34

Maximum offering price per share (100/94.25 of $10.34)		$ 10.97
Class T: Net Asset Value and redemption price per share ($5,250,566 ÷ 508,709 shares)		$ 10.32

Maximum offering price per share (100/96.50 of $10.32)		$ 10.69
Class B: Net Asset Value and offering price per share ($740,897 ÷ 71,698 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($7,419,166 ÷ 720,152 shares)A		$ 10.30

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($426,455,238 ÷ 41,245,741 shares)		$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,025,771 ÷ 99,214 shares)		$ 10.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 212
Income from Fidelity Central Funds		3,912,064
Total income		3,912,276

Expenses
Management fee	$ 836,649
Transfer agent fees	176,084
Distribution and service plan fees	70,932
Accounting fees and expenses	83,801
Custodian fees and expenses	431
Independent trustees' compensation	720
Registration fees	44,911
Audit	23,092
Legal	832
Miscellaneous	1,592
Total expenses before reductions	1,239,044
Expense reductions	(27,778)	1,211,266
Net investment income (loss)		2,701,010
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50)
Fidelity Central Funds	(359,672)
Futures contracts	40,667
Capital gain distributions from Fidelity Central Funds	33,948
Total net realized gain (loss)		(285,107)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,201,947
Futures contracts	109,409
Total change in net unrealized appreciation (depreciation)		15,311,356
Net gain (loss)		15,026,249
Net increase (decrease) in net assets resulting from operations		$ 17,727,259

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,701,010	$ 4,828,439
Net realized gain (loss)	(285,107)	(1,210,822)
Change in net unrealized appreciation (depreciation)	15,311,356	28,231,317
Net increase (decrease) in net assets resulting from operations	17,727,259	31,848,934
Distributions to shareholders from net investment income	(2,466,140)	(4,243,594)
Distributions to shareholders from net realized gain	(4,958,079)	(2,009,598)
Total distributions	(7,424,219)	(6,253,192)
Share transactions - net increase (decrease)	91,701,384	165,133,989
Total increase (decrease) in net assets	102,004,424	190,729,731

Net Assets
Beginning of period	356,409,340	165,679,609
End of period (including undistributed net investment income of $1,382,727 and undistributed net investment income of $1,147,857, respectively)	$ 458,413,764	$ 356,409,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.14	.16	.16	.20	.23
Net realized and unrealized gain (loss)	.36	1.07	(.06)	.70	.34	(1.66)
Total from investment operations	.41	1.21	.10	.86	.54	(1.43)
Distributions from net investment income	(.05)	(.14)	(.14)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.18)	(.23)	(.42)	(.18)	(.19)	(.15)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Total Return B, C, D	4.14%	13.47%	.91%	9.96%	6.80%	(14.43)%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.90%	.95%	1.06%	1.33%	1.91% A
Expenses net of fee waivers, if any	.88% A	.90%	.90%	.90%	.90%	1.00% A
Expenses net of all reductions	.86% A	.89%	.89%	.89%	.90%	1.00% A
Net investment income (loss)	1.08% A	1.49%	1.61%	1.77%	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,522	$ 14,048	$ 10,337	$ 6,308	$ 2,921	$ 2,033
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.14	.18	.21
Net realized and unrealized gain (loss)	.36	1.06	(.05)	.70	.35	(1.66)
Total from investment operations	.40	1.18	.08	.84	.53	(1.45)
Distributions from net investment income	(.04)	(.12)	(.12)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.17)	(.21)	(.40)	(.16)	(.18)	(.14)
Net asset value, end of period	$ 10.32	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Total Return B, C, D	4.04%	13.09%	.68%	9.69%	6.59%	(14.67)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.15% A	1.17%	1.19%	1.32%	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.14%	1.15%	1.25% A
Net investment income (loss)	.81% A	1.24%	1.36%	1.52%	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,251	$ 4,803	$ 3,760	$ 2,972	$ 2,089	$ 1,840
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.06)	.71	.35	(1.66)
Total from investment operations	.37	1.13	.02	.80	.49	(1.50)
Distributions from net investment income	(.02)	(.06)	(.07)	(.08)	(.14)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.14) K	(.15)	(.34) J	(.11)	(.14)	(.10)
Net asset value, end of period	$ 10.33	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Total Return B, C, D	3.75%	12.56%	.13%	9.20%	6.02%	(15.09)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68% A	1.70%	1.73%	1.82%	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.77% A
Net investment income (loss)	.31% A	.74%	.86%	1.01%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 839	$ 856	$ 1,075	$ 1,263	$ 1,378
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.129 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.08	.09	.14	.16
Net realized and unrealized gain (loss)	.35	1.06	(.05)	.70	.34	(1.65)
Total from investment operations	.37	1.13	.03	.79	.48	(1.49)
Distributions from net investment income	(.02)	(.08)	(.08)	(.09)	(.13)	(.10)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.15)	(.16) K	(.35) J	(.12)	(.13)	(.10)
Net asset value, end of period	$ 10.30	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Total Return B, C, D	3.69%	12.59%	.22%	9.07%	6.00%	(15.01)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.67%	1.70%	1.82%	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.65%	1.76% A
Net investment income (loss)	.31% A	.74%	.86%	1.02%	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,419	$ 6,814	$ 3,911	$ 2,193	$ 1,469	$ 1,384
Portfolio turnover rate G	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

K Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.24	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.17)	(.17)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.26)	(.44) I	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.31%	13.78%	1.17%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.59%	.64%	.76%	1.05%	1.68% A
Expenses net of fee waivers, if any	.58% A	.59%	.64%	.65%	.65%	.72% A
Expenses net of all reductions	.56% A	.58%	.63%	.64%	.64%	.72% A
Net investment income (loss)	1.38% A	1.81%	1.87%	2.02%	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,455	$ 328,995	$ 146,236	$ 77,613	$ 36,198	$ 10,929
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.17	.18	.18	.22	.25
Net realized and unrealized gain (loss)	.36	1.06	(.06)	.71	.34	(1.65)
Total from investment operations	.43	1.23	.12	.89	.56	(1.40)
Distributions from net investment income	(.07)	(.16)	(.16)	(.18)	(.22)	(.17)
Distributions from net realized gain	(.13)	(.09)	(.28)	(.03)	-	-
Total distributions	(.20)	(.25)	(.44)	(.21)	(.22)	(.17)
Net asset value, end of period	$ 10.34	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Total Return B, C	4.28%	13.74%	1.15%	10.28%	7.00%	(14.18)%
Ratios to Average Net Assets E, H
Expenses before reductions	.64% A	.66%	.68%	.76%	1.07%	1.63% A
Expenses net of fee waivers, if any	.64% A	.65%	.65%	.65%	.65%	.76% A
Expenses net of all reductions	.62% A	.64%	.64%	.64%	.65%	.76% A
Net investment income (loss)	1.32% A	1.74%	1.86%	2.01%	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 911	$ 580	$ 882	$ 931	$ 1,339
Portfolio turnover rate F	22% A	21%	20%	22%	27%	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	1.4
General Electric Co.	0.6	0.6
Google, Inc. Class A	0.6	0.5
British American Tobacco PLC sponsored ADR	0.5	0.4
Comerica, Inc.	0.5	0.0
Procter & Gamble Co.	0.5	0.6
The Coca-Cola Co.	0.5	0.4
Amgen, Inc.	0.4	0.4
Comcast Corp. Class A	0.4	0.3
Exxon Mobil Corp.	0.4	0.4
	5.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.4	16.4
Information Technology	8.5	7.8
Consumer Discretionary	7.1	7.1
Health Care	6.4	5.9
Energy	6.3	5.7
Top Five Bond Issuers as of March 31, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.7	15.2
Fannie Mae	5.5	7.9
Freddie Mac	2.7	2.8
Ginnie Mae	1.6	1.9
Wachovia Bank Commercial Mortgage Trust	1.3	1.2
	24.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 23.9%	U.S. Government and U.S. Government Agency Obligations 27.8%
AAA,AA,A 5.5%	AAA,AA,A 4.3%
BBB 6.0%	BBB 6.0%
BB and Below 4.8%	BB and Below 7.1%
Not Rated 0.4%	Not Rated 0.4%
Equities* 50.0%	Equities** 44.4%
Short-Term Investments and Net Other Assets (Liabilities) 9.4%	Short-Term Investments and Net Other Assets (Liabilities) 10.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 52.4%	Stock Class and Equity Futures** 46.8%
Bond Class 40.1%	Bond Class 45.2%
Short-Term Class 7.5%	Short-Term Class 8.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 21.1% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	2,258,739	$ 23,490,883
Fidelity Consumer Discretionary Central Fund (d)	1,871,578	317,176,300
Fidelity Consumer Staples Central Fund (d)	1,530,503	274,465,187
Fidelity Emerging Markets Equity Central Fund (d)	1,347,316	274,044,103
Fidelity Energy Central Fund (d)	2,091,026	280,281,066
Fidelity Financials Central Fund (d)	7,294,426	478,660,227
Fidelity Health Care Central Fund (d)	1,907,504	351,095,118
Fidelity Industrials Central Fund (d)	1,772,622	317,760,210
Fidelity Information Technology Central Fund (d)	2,437,495	472,703,428
Fidelity International Equity Central Fund (d)	9,190,321	658,854,119
Fidelity Materials Central Fund (d)	545,666	106,770,406
Fidelity Telecom Services Central Fund (d)	505,479	73,360,203
Fidelity Utilities Central Fund (d)	823,399	108,482,838
TOTAL EQUITY CENTRAL FUNDS (Cost $2,989,382,560)		3,737,144,088
Fixed-Income Central Funds - 41.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (d)	3,459,946	37,713,416
Fidelity Floating Rate Central Fund (d)	1,661,910	177,807,702
Fidelity High Income Central Fund 1 (d)	1,446,179	150,258,005
TOTAL HIGH YIELD FIXED-INCOME FUNDS		365,779,123
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	2,646,086	273,473,001
Fidelity Tactical Income Central Fund (d)	21,514,144	2,335,360,332
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,608,833,333
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,758,458,939)		2,974,612,456
Money Market Central Funds - 7.4%

Fidelity Cash Central Fund, 0.15% (b)	434,145,274	434,145,274
Fidelity Money Market Central Fund, 0.30% (b)	105,024,710	105,024,710
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $539,169,984)		539,169,984
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $7,329,740)	$ 7,330,000	$ 7,329,876
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,294,341,223)	7,258,256,404
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,144,795)
NET ASSETS - 100%	$ 7,257,111,609
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
266 CME E-mini S&P 500 Index Contracts	June 2013	$ 20,783,910	$ 331,060
803 NYSE E-mini MSCI EAFE Index Contracts	June 2013	66,616,880	(326,810)
TOTAL EQUITY INDEX CONTRACTS		$ 87,400,790	$ 4,250

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,119,896.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 203,990
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	2,056,860
Fidelity Consumer Staples Central Fund	3,420,564
Fidelity Emerging Markets Debt Central Fund	1,133,356
Fidelity Emerging Markets Equity Central Fund	1,023,549
Fidelity Energy Central Fund	2,326,001
Fidelity Financials Central Fund	4,574,103
Fidelity Floating Rate Central Fund	6,550,124
Fidelity Health Care Central Fund	1,564,609
Fidelity High Income Central Fund 1	6,080,046
Fidelity Industrials Central Fund	2,570,987
Fidelity Information Technology Central Fund	1,387,800
Fidelity International Equity Central Fund	4,731,194
Fidelity Materials Central Fund	974,778
Fidelity Money Market Central Fund	257,404
Fidelity Tactical Income Central Fund	26,547,843
Fidelity Telecom Services Central Fund	1,078,239
Fidelity Utilities Central Fund	1,417,922
Total	$ 67,931,774
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 792,638	$ 74,860,863	$ 23,490,883	5.4%
Fidelity Consumer Discretionary Central Fund	268,748,938	28,601,390	15,144,510	317,176,300	28.0%
Fidelity Consumer Staples Central Fund	238,181,345	20,133,667	11,987,467	274,465,187	27.1%
Fidelity Emerging Markets Debt Central Fund	36,881,029	2,148,344	856,758	37,713,416	36.4%
Fidelity Emerging Markets Equity Central Fund	97,072,041	180,384,341	14,267,535	274,044,103	38.3%
Fidelity Energy Central Fund	251,322,552	20,146,611	12,795,950	280,281,066	27.2%
Fidelity Financials Central Fund	412,515,870	35,896,040	23,059,317	478,660,227	28.1%
Fidelity Floating Rate Central Fund	281,231,740	9,733,050	118,845,647	177,807,702	13.2%
Fidelity Health Care Central Fund	304,230,534	22,709,867	15,401,313	351,095,118	28.0%
Fidelity High Income Central Fund 1	207,190,037	10,504,582	72,053,880	150,258,005	36.6%
Fidelity Industrials Central Fund	262,639,089	21,140,313	13,761,069	317,760,210	29.4%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	67,973,628	37,329,890	273,473,001	36.2%
Fidelity Information Technology Central Fund	461,333,386	26,178,315	22,519,430	472,703,428	27.5%
Fidelity International Equity Central Fund	557,221,747	82,223,387	34,223,089	658,854,119	38.4%
Fidelity Materials Central Fund	95,552,749	7,570,016	4,866,934	106,770,406	29.2%
Fidelity Tactical Income Central Fund	2,521,030,215	54,418,900	227,156,284	2,335,360,332	40.5%
Fidelity Telecom Services Central Fund	68,136,052	6,018,251	3,542,497	73,360,203	26.1%
Fidelity Utilities Central Fund	93,077,241	7,809,896	4,728,041	108,482,838	27.9%
Total	$ 6,502,194,768	$ 604,383,236	$ 707,400,474	$ 6,711,756,544
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,737,144,088	$ 3,737,144,088	$ -	$ -
Fixed-Income Central Funds	2,974,612,456	2,974,612,456	-	-
Money Market Central Funds	539,169,984	539,169,984	-	-
U.S. Treasury Obligations	7,329,876	-	7,329,876	-
Total Investments in Securities:	$ 7,258,256,404	$ 7,250,926,528	$ 7,329,876	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 331,060	$ 331,060	$ -	$ -
Liabilities
Futures Contracts	$ (326,810)	$ (326,810)	$ -	$ -
Total Derivative Instruments:	$ 4,250	$ 4,250	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 331,060	$ (326,810)
Total Value of Derivatives	$ 331,060	$ (326,810)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.9%
United Kingdom	3.8%
Japan	1.7%
France	1.5%
Switzerland	1.2%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,329,740)	$ 7,329,876
Fidelity Central Funds (cost $6,287,011,483)	7,250,926,528
Total Investments (cost $6,294,341,223)		$ 7,258,256,404
Receivable for investments sold		8,611,290
Receivable for fund shares sold		3,234,716
Distributions receivable from Fidelity Central Funds		57,304
Receivable for daily variation margin on futures contracts		563,422
Prepaid expenses		7,740
Receivable from investment adviser for expense reductions		13,276
Other receivables		516,812
Total assets		7,271,260,964

Liabilities
Payable for fund shares redeemed	$ 9,791,919
Accrued management fee	3,049,462
Transfer agent fee payable	894,264
Distribution and service plan fees payable	50,246
Other affiliated payables	129,188
Other payables and accrued expenses	234,276
Total liabilities		14,149,355

Net Assets		$ 7,257,111,609
Net Assets consist of:
Paid in capital		$ 6,441,450,047
Undistributed net investment income		19,516,946
Accumulated undistributed net realized gain (loss) on investments		(167,774,815)
Net unrealized appreciation (depreciation) on investments		963,919,431
Net Assets		$ 7,257,111,609

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,832,142 ÷ 4,149,829 shares)		$ 17.07

Maximum offering price per share (100/94.25 of $17.07)		$ 18.11
Class T: Net Asset Value and redemption price per share ($27,067,244 ÷ 1,587,258 shares)		$ 17.05

Maximum offering price per share (100/96.50 of $17.05)		$ 17.67
Class B: Net Asset Value and offering price per share ($3,829,200 ÷ 224,986 shares)A		$ 17.02

Class C: Net Asset Value and offering price per share ($26,008,069 ÷ 1,532,111 shares)A		$ 16.98

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,109,668,827 ÷ 415,131,725 shares)		$ 17.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,706,127 ÷ 1,152,195 shares)		$ 17.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,776
Income from Fidelity Central Funds		67,931,774
Total income		67,935,550

Expenses
Management fee	$ 17,832,124
Transfer agent fees	5,258,709
Distribution and service plan fees	280,215
Accounting fees and expenses	725,361
Custodian fees and expenses	736
Independent trustees' compensation	13,617
Appreciation in deferred trustee compensation account	344
Registration fees	90,354
Audit	21,765
Legal	26,530
Interest	195
Miscellaneous	30,871
Total expenses before reductions	24,280,821
Expense reductions	(867,125)	23,413,696
Net investment income (loss)		44,521,854
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	616,719
Fidelity Central Funds	84,943,921
Futures contracts	(1,546,770)
Capital gain distributions from Fidelity Central Funds	603,757
Total net realized gain (loss)		84,617,627
Change in net unrealized appreciation (depreciation) on: Investment securities	227,634,911
Futures contracts	1,964,942
Total change in net unrealized appreciation (depreciation)		229,599,853
Net gain (loss)		314,217,480
Net increase (decrease) in net assets resulting from operations		$ 358,739,334

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,521,854	$ 110,513,803
Net realized gain (loss)	84,617,627	(4,532,480)
Change in net unrealized appreciation (depreciation)	229,599,853	842,727,607
Net increase (decrease) in net assets resulting from operations	358,739,334	948,708,930
Distributions to shareholders from net investment income	(50,047,552)	(117,517,846)
Distributions to shareholders from net realized gain	(6,333,968)	(10,035,938)
Total distributions	(56,381,520)	(127,553,784)
Share transactions - net increase (decrease)	(8,962,656)	167,691,488
Total increase (decrease) in net assets	293,395,158	988,846,634

Net Assets
Beginning of period	6,963,716,451	5,974,869,817
End of period (including undistributed net investment income of $19,516,946 and undistributed net investment income of $25,042,644, respectively)	$ 7,257,111,609	$ 6,963,716,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95	$ 17.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.22	.23	.30	.36
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.60	(2.96)
Total from investment operations	.82	2.19	.03	1.40	.90	(2.60)
Distributions from net investment income	(.09)	(.23)	(.22)	(.24)	(.36)	(.43)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.11)	(.26) I	(.24)	(.24)	(.37)	(1.53)
Net asset value, end of period	$ 17.07	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Total Return B, C, D	5.03%	15.31%	.11%	10.52%	7.49%	(16.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.01%	.98%	1.02%	.99%
Expenses net of all reductions	.97% A	1.00%	1.00%	.96%	1.01%	.98%
Net investment income (loss)	.96% A	1.35%	1.43%	1.62%	2.61%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,832	$ 61,693	$ 48,154	$ 44,879	$ 25,522	$ 10,611
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.
G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94	$ 17.06
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19	.19	.27	.33
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.80	2.15	(.01)	1.36	.87	(2.63)
Distributions from net investment income	(.07)	(.20)	(.19)	(.20)	(.33)	(.39)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.09)	(.22)	(.21)	(.20)	(.34)	(1.49)
Net asset value, end of period	$ 17.05	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Total Return B, C, D	4.91%	15.06%	(.16)%	10.24%	7.21%	(16.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of fee waivers, if any	1.24% A	1.24%	1.23%	1.22%	1.29%	1.24%
Expenses net of all reductions	1.22% A	1.23%	1.22%	1.21%	1.28%	1.23%
Net investment income (loss)	.71% A	1.12%	1.21%	1.38%	2.34%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,067	$ 22,505	$ 19,679	$ 17,343	$ 10,950	$ 5,475
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91	$ 17.02
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.11	.21	.24
Net realized and unrealized gain (loss)	.74	1.98	(.20)	1.17	.60	(2.96)
Total from investment operations	.76	2.07	(.09)	1.28	.81	(2.72)
Distributions from net investment income	(.03)	(.11)	(.10)	(.13)	(.27)	(.29)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.14) I	(.12)	(.13)	(.28)	(1.39)
Net asset value, end of period	$ 17.02	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Total Return B, C, D	4.64%	14.47%	(.65)%	9.60%	6.64%	(17.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of fee waivers, if any	1.74% A	1.76%	1.76%	1.78%	1.85%	1.79%
Expenses net of all reductions	1.72% A	1.75%	1.75%	1.77%	1.84%	1.79%
Net investment income (loss)	.21% A	.61%	.68%	.82%	1.78%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,829	$ 4,186	$ 4,109	$ 4,843	$ 3,493	$ 2,084
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90	$ 17.00
Income from Investment Operations
Net investment income (loss) E	.02	.09	.11	.12	.21	.25
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.17	.59	(2.95)
Total from investment operations	.76	2.07	(.08)	1.29	.80	(2.70)
Distributions from net investment income	(.03)	(.12)	(.11)	(.14)	(.27)	(.30)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.05)	(.15) I	(.14) J	(.14)	(.28)	(1.40)
Net asset value, end of period	$ 16.98	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Total Return B, C, D	4.68%	14.49%	(.64)%	9.68%	6.59%	(17.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.74%	1.74%	1.81%	1.76%
Expenses net of all reductions	1.72% A	1.74%	1.73%	1.73%	1.81%	1.76%
Net investment income (loss)	.20% A	.61%	.71%	.86%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,008	$ 21,859	$ 17,320	$ 14,274	$ 8,935	$ 4,294
Portfolio turnover rate G	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97	$ 17.10
Income from Investment Operations
Net investment income (loss) D	.11	.26	.27	.26	.33	.41
Net realized and unrealized gain (loss)	.74	1.99	(.19)	1.18	.60	(2.97)
Total from investment operations	.85	2.25	.08	1.44	.93	(2.56)
Distributions from net investment income	(.12)	(.28)	(.26)	(.27)	(.38)	(.47)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.31) I	(.29) J	(.27)	(.39)	(1.57)
Net asset value, end of period	$ 17.13	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Total Return B, C	5.24%	15.71%	.41%	10.79%	7.78%	(16.34)%
Ratios to Average Net Assets E, G
Expenses before reductions	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of fee waivers, if any	.68% A	.69%	.70%	.71%	.77%	.71%
Expenses net of all reductions	.66% A	.68%	.69%	.70%	.77%	.70%
Net investment income (loss)	1.27% A	1.67%	1.75%	1.89%	2.85%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,109,669	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086	$ 6,299,082
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97	$ 17.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.26	.34	.42
Net realized and unrealized gain (loss)	.74	1.98	(.19)	1.19	.59	(2.98)
Total from investment operations	.84	2.23	.07	1.45	.93	(2.56)
Distributions from net investment income	(.12)	(.27)	(.26)	(.28)	(.39)	(.48)
Distributions from net realized gain	(.02)	(.02)	(.02)	-	(.01)	(1.10)
Total distributions	(.13) H	(.30) I	(.28)	(.28)	(.40)	(1.58)
Net asset value, end of period	$ 17.10	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Total Return B, C	5.17%	15.58%	.37%	10.87%	7.80%	(16.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of fee waivers, if any	.73% A	.75%	.74%	.71%	.69%	.67%
Expenses net of all reductions	.70% A	.74%	.73%	.69%	.69%	.67%
Net investment income (loss)	1.22% A	1.61%	1.71%	1.90%	2.93%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,706	$ 14,732	$ 7,316	$ 5,154	$ 2,429	$ 469
Portfolio turnover rate F	18% A	19%	14%	19%	15%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.13 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.015 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	1.7
Google, Inc. Class A	0.7	0.6
General Electric Co.	0.7	0.7
British American Tobacco PLC sponsored ADR	0.6	0.5
Comerica, Inc.	0.6	0.0
Procter & Gamble Co.	0.6	0.7
The Coca-Cola Co.	0.5	0.5
Amgen, Inc.	0.5	0.4
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.4
	6.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	14.6
Information Technology	9.2	8.9
Consumer Discretionary	8.2	7.9
Health Care	7.4	6.7
Industrials	7.0	6.8
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 20.5%	U.S. Government and U.S. Government Agency Obligations 24.5%
AAA,AA,A 4.4%	AAA,AA,A 3.6%
BBB 5.2%	BBB 5.2%
BB and Below 3.5%	BB and Below 6.2%
Not Rated 0.3%	Not Rated 0.4%
Equities* 59.7%	Equities** 54.5%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stock Class and Equity Futures* 62.0%	Stock Class and Equity Futures** 56.6%
Bond Class 32.9%	Bond Class 39.5%
Short-Term Class 5.1%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 24.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	250,986	$ 2,610,253
Fidelity Consumer Discretionary Central Fund (d)	251,729	42,660,591
Fidelity Consumer Staples Central Fund (d)	201,462	36,128,184
Fidelity Emerging Markets Equity Central Fund (d)	160,994	32,746,086
Fidelity Energy Central Fund (d)	275,446	36,920,759
Fidelity Financials Central Fund (d)	975,744	64,028,328
Fidelity Health Care Central Fund (d)	249,441	45,912,077
Fidelity Industrials Central Fund (d)	228,135	40,895,429
Fidelity Information Technology Central Fund (d)	319,244	61,911,084
Fidelity International Equity Central Fund (d)	1,327,883	95,195,928
Fidelity Materials Central Fund (d)	71,531	13,996,480
Fidelity Telecom Services Central Fund (d)	66,300	9,622,118
Fidelity Utilities Central Fund (d)	108,453	14,288,688
TOTAL EQUITY CENTRAL FUNDS (Cost $416,616,834)		496,916,005
Fixed-Income Central Funds - 33.5%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	369,276	4,025,112
Fidelity Floating Rate Central Fund (d)	71,805	7,682,374
Fidelity High Income Central Fund 1 (d)	158,017	16,418,001
TOTAL HIGH YIELD FIXED-INCOME FUNDS		28,125,487
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	223,889	23,138,959
Fidelity Tactical Income Central Fund (d)	2,023,737	219,676,686
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		242,815,645
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $257,085,904)		270,941,132
Money Market Central Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $39,196,196)	39,196,196	39,196,196
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $699,976)	$ 700,000	$ 699,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $713,598,910)	807,753,321
NET OTHER ASSETS (LIABILITIES) - 0.0%	15,357
NET ASSETS - 100%	$ 807,768,678
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,109,645	$ 33,604
84 NYSE E-mini MSCI EAFE Index Contracts	June 2013	6,968,640	(34,187)
TOTAL EQUITY INDEX CONTRACTS		$ 9,078,285	$ (583)

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,989.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,023
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	249,622
Fidelity Consumer Staples Central Fund	421,108
Fidelity Emerging Markets Debt Central Fund	109,772
Fidelity Emerging Markets Equity Central Fund	110,373
Fidelity Energy Central Fund	276,205
Fidelity Financials Central Fund	551,044
Fidelity Floating Rate Central Fund	410,007
Fidelity Health Care Central Fund	185,847
Fidelity High Income Central Fund 1	525,263
Fidelity Industrials Central Fund	299,703
Fidelity Information Technology Central Fund	161,409
Fidelity International Equity Central Fund	635,608
Fidelity Materials Central Fund	114,272
Fidelity Tactical Income Central Fund	2,260,598
Fidelity Telecom Services Central Fund	126,238
Fidelity Utilities Central Fund	168,809
Total	$ 6,626,007
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 1,389,387	$ 7,506,447	$ 2,610,253	0.6%
Fidelity Consumer Discretionary Central Fund	29,102,286	10,596,777	1,483,295	42,660,591	3.8%
Fidelity Consumer Staples Central Fund	25,830,682	7,940,289	1,167,170	36,128,184	3.6%
Fidelity Emerging Markets Debt Central Fund	3,241,106	918,699	78,359	4,025,112	3.9%
Fidelity Emerging Markets Equity Central Fund	10,591,183	22,430,420	1,268,591	32,746,086	4.6%
Fidelity Energy Central Fund	27,096,865	8,271,575	1,246,956	36,920,759	3.6%
Fidelity Financials Central Fund	45,117,276	14,763,918	2,257,683	64,028,328	3.8%
Fidelity Floating Rate Central Fund	22,224,028	3,733,954	18,611,862	7,682,374	0.6%
Fidelity Health Care Central Fund	32,605,604	9,774,163	1,503,186	45,912,077	3.7%
Fidelity High Income Central Fund 1	15,434,418	4,286,252	3,699,769	16,418,001	4.0%
Fidelity Industrials Central Fund	27,735,161	8,793,997	1,348,232	40,895,429	3.8%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	4,506,254	3,237,421	23,138,959	3.1%
Fidelity Information Technology Central Fund	49,740,670	13,128,354	2,203,666	61,911,084	3.6%
Fidelity International Equity Central Fund	67,575,168	25,589,934	5,009,714	95,195,928	5.5%
Fidelity Materials Central Fund	10,329,858	3,113,018	476,669	13,996,480	3.8%
Fidelity Tactical Income Central Fund	195,890,957	44,960,356	20,040,145	219,676,686	3.8%
Fidelity Telecom Services Central Fund	7,266,360	2,334,353	346,050	9,622,118	3.4%
Fidelity Utilities Central Fund	10,088,516	3,083,823	464,545	14,288,688	3.7%
Total	$ 610,960,333	$ 189,615,523	$ 71,949,760	$ 767,857,137
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 496,916,005	$ 496,916,005	$ -	$ -
Fixed-Income Central Funds	270,941,132	270,941,132	-	-
Money Market Central Funds	39,196,196	39,196,196	-	-
U.S. Treasury Obligations	699,988	-	699,988	-
Total Investments in Securities:	$ 807,753,321	$ 807,053,333	$ 699,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,604	$ 33,604	$ -	$ -
Liabilities
Futures Contracts	$ (34,187)	$ (34,187)	$ -	$ -
Total Derivative Instruments:	$ (583)	$ (583)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 33,604	$ (34,187)
Total Value of Derivatives	$ 33,604	$ (34,187)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	75.3%
United Kingdom	4.5%
Japan	2.1%
France	1.8%
Switzerland	1.4%
Canada	1.1%
Germany	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $699,976)	$ 699,988
Fidelity Central Funds (cost $712,898,934)	807,053,333
Total Investments (cost $713,598,910)		$ 807,753,321
Cash		5,991
Receivable for investments sold		330,172
Receivable for fund shares sold		2,701,516
Distributions receivable from Fidelity Central Funds		5,104
Receivable for daily variation margin on futures contracts		60,019
Prepaid expenses		901
Receivable from investment adviser for expense reductions		133
Other receivables		33,960
Total assets		810,891,117

Liabilities
Payable for investments purchased	$ 2,147,167
Payable for fund shares redeemed	450,283
Accrued management fee	368,884
Distribution and service plan fees payable	25,121
Other affiliated payables	115,913
Other payables and accrued expenses	15,071
Total liabilities		3,122,439

Net Assets		$ 807,768,678
Net Assets consist of:
Paid in capital		$ 721,855,767
Undistributed net investment income		1,880,445
Accumulated undistributed net realized gain (loss) on investments		(10,121,362)
Net unrealized appreciation (depreciation) on investments		94,153,828
Net Assets		$ 807,768,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,876,301 ÷ 3,968,230 shares)		$ 10.55

Maximum offering price per share (100/94.25 of $10.55)		$ 11.19
Class T: Net Asset Value and redemption price per share ($12,038,890 ÷ 1,144,444 shares)		$ 10.52

Maximum offering price per share (100/96.50 of $10.52)		$ 10.90
Class B: Net Asset Value and offering price per share ($1,671,737 ÷ 158,492 shares)A		$ 10.55

Class C: Net Asset Value and offering price per share ($12,510,932 ÷ 1,195,366 shares)A		$ 10.47

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($730,587,241 ÷ 69,038,621 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,083,577 ÷ 858,114 shares)		$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 402
Income from Fidelity Central Funds		6,626,007
Total income		6,626,409

Expenses
Management fee	$ 1,965,995
Transfer agent fees	476,303
Distribution and service plan fees	140,314
Accounting fees and expenses	159,669
Custodian fees and expenses	372
Independent trustees' compensation	1,265
Registration fees	43,834
Audit	23,092
Legal	1,454
Miscellaneous	2,854
Total expenses before reductions	2,815,152
Expense reductions	(73,913)	2,741,239
Net investment income (loss)		3,885,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42)
Fidelity Central Funds	(26,247)
Futures contracts	(76,708)
Capital gain distributions from Fidelity Central Funds	58,309
Total net realized gain (loss)		(44,688)
Change in net unrealized appreciation (depreciation) on: Investment securities	39,257,275
Futures contracts	174,331
Total change in net unrealized appreciation (depreciation)		39,431,606
Net gain (loss)		39,386,918
Net increase (decrease) in net assets resulting from operations		$ 43,272,088

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,885,170	$ 8,038,669
Net realized gain (loss)	(44,688)	(3,038,342)
Change in net unrealized appreciation (depreciation)	39,431,606	70,383,089
Net increase (decrease) in net assets resulting from operations	43,272,088	75,383,416
Distributions to shareholders from net investment income	(7,561,951)	(4,894,293)
Distributions to shareholders from net realized gain	(7,288,229)	(1,030,578)
Total distributions	(14,850,180)	(5,924,871)
Share transactions - net increase (decrease)	152,409,798	255,553,879
Total increase (decrease) in net assets	180,831,706	325,012,424

Net Assets
Beginning of period	626,936,972	301,924,548
End of period (including undistributed net investment income of $1,880,445 and undistributed net investment income of $5,557,226, respectively)	$ 807,768,678	$ 626,936,972

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.13	.13	.15	.17
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.76	.41	(2.18)
Total from investment operations	.59	1.50	(.07)	.89	.56	(2.01)
Distributions from net investment income	(.09)	(.08)	(.09)	(.09)	(.10)	(.04)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.20)	(.10)	(.36) J	(.11)	(.10)	(.04)
Net asset value, end of period	$ 10.55	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Total Return B,C,D	5.93%	17.27%	(1.05)%	10.62%	7.48%	(20.16)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.07% A	1.09%	1.12%	1.22%	1.54%	2.18% A
Expenses net of fee waivers, if any	1.07% A	1.09%	1.10%	1.10%	1.10%	1.16% A
Expenses net of all reductions	1.05% A	1.08%	1.09%	1.08%	1.09%	1.16% A
Net investment income (loss)	.83% A	1.26%	1.39%	1.44%	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,876	$ 37,312	$ 30,707	$ 20,690	$ 6,044	$ 3,135
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.10	.11	.10	.13	.15
Net realized and unrealized gain (loss)	.54	1.38	(.21)	.76	.42	(2.19)
Total from investment operations	.57	1.48	(.10)	.86	.55	(2.04)
Distributions from net investment income	(.06)	(.06)	(.07)	(.07)	(.10)	(.03)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.17)	(.08)	(.33)	(.09)	(.10)	(.03)
Net asset value, end of period	$ 10.52	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Total Return B,C,D	5.75%	17.12%	(1.34)%	10.32%	7.24%	(20.42)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.34%	1.37%	1.45%	1.77%	2.34% A
Expenses net of fee waivers, if any	1.33% A	1.34%	1.35%	1.35%	1.35%	1.42% A
Expenses net of all reductions	1.31% A	1.33%	1.34%	1.33%	1.34%	1.42% A
Net investment income (loss)	.57% A	1.01%	1.14%	1.19%	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,039	$ 11,380	$ 8,045	$ 6,035	$ 3,537	$ 1,228
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.39	(.21)	.75	.42	(2.19)
Total from investment operations	.55	1.44	(.15)	.81	.52	(2.08)
Distributions from net investment income	-	-	(.02)	(.04)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.11)	(.02)	(.28)	(.06)	(.05)	(.02)
Net asset value, end of period	$ 10.55	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Total Return B,C,D	5.51%	16.53%	(1.82)%	9.68%	6.78%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.92%	1.95%	2.05%	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.83%	1.84%	1.92% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,745	$ 1,833	$ 1,987	$ 1,529	$ 1,074
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05	.06	.06	.10	.11
Net realized and unrealized gain (loss)	.55	1.38	(.20)	.74	.42	(2.19)
Total from investment operations	.55	1.43	(.14)	.80	.52	(2.08)
Distributions from net investment income	(.02)	(.02)	(.03)	(.05)	(.05)	(.02)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.14) K	(.04)	(.29)	(.07)	(.05)	(.02)
Net asset value, end of period	$ 10.47	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Total Return B,C,D	5.50%	16.55%	(1.79)%	9.62%	6.83%	(20.81)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A	1.88%	1.90%	1.97%	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.83%	1.83%	1.84%	1.91% A
Net investment income (loss)	.05% A	.50%	.64%	.69%	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,511	$ 10,185	$ 6,928	$ 4,256	$ 2,057	$ 1,643
Portfolio turnover rate G	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period October 9, 2007 (commencement of operations) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.15	.16	.15	.17	.19
Net realized and unrealized gain (loss)	.54	1.39	(.21)	.76	.42	(2.18)
Total from investment operations	.60	1.54	(.05)	.91	.59	(1.99)
Distributions from net investment income	(.12)	(.11)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.23)	(.13)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.58	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.79)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.75% A	.77%	.82%	.92%	1.22%	1.87% A
Expenses net of fee waivers, if any	.75% A	.77%	.82%	.85%	.85%	.89% A
Expenses net of all reductions	.73% A	.76%	.80%	.83%	.84%	.89% A
Net investment income (loss)	1.15% A	1.59%	1.67%	1.69%	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 730,587	$ 557,351	$ 246,943	$ 95,660	$ 51,464	$ 22,212
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15	.16	.15	.17	.20
Net realized and unrealized gain (loss)	.55	1.39	(.22)	.76	.42	(2.19)
Total from investment operations	.60	1.54	(.06)	.91	.59	(1.99)
Distributions from net investment income	(.11)	(.10)	(.11)	(.10)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.02)	(.26)	(.02)	-	-
Total distributions	(.22)	(.12)	(.37)	(.12)	(.12)	(.05)
Net asset value, end of period	$ 10.59	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Total Return B,C	6.04%	17.73%	(.87)%	10.88%	7.81%	(20.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.85%	.95%	1.21%	1.86% A
Expenses net of fee waivers, if any	.83% A	.84%	.85%	.85%	.85%	.94% A
Expenses net of all reductions	.81% A	.83%	.84%	.83%	.84%	.93% A
Net investment income (loss)	1.07% A	1.51%	1.64%	1.69%	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,084	$ 8,964	$ 7,470	$ 3,228	$ 844	$ 792
Portfolio turnover rate F	21% A	25%	14%	20%	29%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	2.1
Google, Inc. Class A	0.8	0.8
General Electric Co.	0.8	0.9
British American Tobacco PLC sponsored ADR	0.7	0.6
Comerica, Inc.	0.7	0.0
Procter & Gamble Co.	0.7	0.8
The Coca-Cola Co.	0.6	0.6
Amgen, Inc.	0.6	0.5
Comcast Corp. Class A	0.5	0.4
Exxon Mobil Corp.	0.5	0.5
	6.8
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	15.1
Information Technology	10.5	10.4
Consumer Discretionary	9.0	8.7
Health Care	7.9	7.6
Industrials	7.7	8.0
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 14.1%	U.S. Government and U.S. Government Agency Obligations 17.7%
AAA,AA,A 2.6%	AAA,AA,A 2.5%
BBB 3.6%	BBB 3.6%
BB and Below 3.2%	BB and Below 6.0%
Not Rated 0.3%	Not Rated 0.4%
Equities* 69.8%	Equities** 63.9%
Short-Term Investments and Net Other Assets (Liabilities) 6.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 71.8%	Stocks and Equity Futures** 66.1%
Bond Class 23.3%	Bond Class 30.0%
Short-Term Class 4.9%	Short-Term Class 3.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 28.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,006,867	$ 10,471,413
Fidelity Consumer Discretionary Central Fund (d)	1,139,919	193,181,993
Fidelity Consumer Staples Central Fund (d)	940,121	168,591,818
Fidelity Emerging Markets Equity Central Fund (d)	823,069	167,412,250
Fidelity Energy Central Fund (d)	1,275,809	171,009,428
Fidelity Financials Central Fund (d)	4,454,654	292,314,378
Fidelity Health Care Central Fund (d)	1,163,545	214,162,087
Fidelity Industrials Central Fund (d)	1,067,592	191,376,614
Fidelity Information Technology Central Fund (d)	1,496,678	290,250,856
Fidelity International Equity Central Fund (d)	6,294,536	451,255,272
Fidelity Materials Central Fund (d)	338,400	66,214,631
Fidelity Telecom Services Central Fund (d)	311,403	45,193,932
Fidelity Utilities Central Fund (d)	506,973	66,793,741
TOTAL EQUITY CENTRAL FUNDS (Cost $1,978,096,258)		2,328,228,413
Fixed-Income Central Funds - 23.7%

High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,507,237	16,428,878
Fidelity Floating Rate Central Fund (d)	287,108	30,717,650
Fidelity High Income Central Fund 1 (d)	632,753	65,743,028
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,889,556
Investment Grade Fixed-Income Funds - 20.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	888,571	91,833,813
Fidelity Tactical Income Central Fund (d)	5,203,705	564,862,158
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		656,695,971
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $726,593,032)		769,585,527
Common Stocks - 0.0%

United States of America - 0.0%
Comverse, Inc.	70	1,963
Verint Systems, Inc. (a)	91	3,326
TOTAL COMMON STOCKS (Cost $4,569)		5,289
Money Market Central Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	138,749,348	$ 138,749,348
Fidelity Money Market Central Fund, 0.30% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $138,749,352)		138,749,352
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (c) (Cost $2,699,904)	$ 2,700,000	2,699,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,846,143,115)	3,239,268,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(728,839)
NET ASSETS - 100%	$ 3,238,539,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
87 CME E-mini S&P 500 Index Contracts	June 2013	$ 6,797,745	$ 108,279
219 NYSE E-mini MSCI EAFE Index Contracts	June 2013	18,168,240	(126,228)
TOTAL EQUITY INDEX CONTRACTS		$ 24,965,985	$ (17,949)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,189,963.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,319
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	1,233,823
Fidelity Consumer Staples Central Fund	2,089,287
Fidelity Emerging Markets Debt Central Fund	488,830
Fidelity Emerging Markets Equity Central Fund	654,646
Fidelity Energy Central Fund	1,394,525
Fidelity Financials Central Fund	2,742,849
Fidelity Floating Rate Central Fund	1,824,480
Fidelity Health Care Central Fund	939,492
Fidelity High Income Central Fund 1	2,300,245
Fidelity Industrials Central Fund	1,529,554
Fidelity Information Technology Central Fund	836,388
Fidelity International Equity Central Fund	3,256,459
Fidelity Materials Central Fund	594,538
Fidelity Tactical Income Central Fund	6,494,480
Fidelity Telecom Services Central Fund	657,727
Fidelity Utilities Central Fund	858,093
Total	$ 27,972,681
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 808,185	$ 32,106,653	$ 10,471,413	2.4%
Fidelity Consumer Discretionary Central Fund	163,745,803	14,619,688	6,266,929	193,181,993	17.0%
Fidelity Consumer Staples Central Fund	148,836,500	7,645,750	4,976,781	168,591,818	16.6%
Fidelity Emerging Markets Debt Central Fund	15,797,256	1,180,407	345,900	16,428,878	15.9%
Fidelity Emerging Markets Equity Central Fund	64,901,046	101,985,080	6,044,817	167,412,250	23.4%
Fidelity Energy Central Fund	153,830,577	9,440,003	5,317,962	171,009,428	16.6%
Fidelity Financials Central Fund	247,899,320	22,040,851	9,553,775	292,314,378	17.1%
Fidelity Floating Rate Central Fund	106,544,626	3,960,973	81,222,168	30,717,650	2.3%
Fidelity Health Care Central Fund	186,145,992	10,565,293	6,390,357	214,162,087	17.1%
Fidelity High Income Central Fund 1	73,128,662	6,457,546	15,583,647	65,743,028	16.0%
Fidelity Industrials Central Fund	161,512,794	7,043,331	5,698,183	191,376,614	17.7%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	2,565,931	15,005,444	91,833,813	12.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 284,378,680	$ 10,838,501	$ 9,346,277	$ 290,250,856	16.9%
Fidelity International Equity Central Fund	365,839,378	63,562,802	14,772,114	451,255,272	26.3%
Fidelity Materials Central Fund	59,437,024	3,602,704	2,015,132	66,214,631	18.1%
Fidelity Tactical Income Central Fund	637,790,096	22,316,886	92,094,818	564,862,158	9.8%
Fidelity Telecom Services Central Fund	42,132,776	2,885,604	1,472,470	45,193,932	16.1%
Fidelity Utilities Central Fund	57,428,489	3,786,732	1,956,510	66,793,741	17.2%
Total	$ 2,917,646,941	$ 295,306,267	$ 310,169,937	$ 3,097,813,940
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 5,289	$ 5,289	$ -	$ -
Equity Central Funds	2,328,228,413	2,328,228,413	-	-
Fixed-Income Central Funds	769,585,527	769,585,527	-	-
Money Market Central Funds	138,749,352	138,749,352	-	-
U.S. Treasury Obligations	2,699,954	-	2,699,954	-
Total Investments in Securities:	$ 3,239,268,535	$ 3,236,568,581	$ 2,699,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 108,279	$ 108,279	$ -	$ -
Liabilities
Futures Contracts	$ (126,228)	$ (126,228)	$ -	$ -
Total Derivative Instruments:	$ (17,949)	$ (17,949)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 108,279	$ (126,228)
Total Value of Derivatives	$ 108,279	$ (126,228)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	71.4%
United Kingdom	5.0%
Japan	2.6%
France	2.3%
Switzerland	1.7%
Australia	1.2%
Germany	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	13.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,704,473)	$ 2,705,243
Fidelity Central Funds (cost $2,843,438,642)	3,236,563,292
Total Investments (cost $2,846,143,115)		$ 3,239,268,535
Receivable for investments sold		4,763,304
Receivable for fund shares sold		1,981,722
Distributions receivable from Fidelity Central Funds		18,093
Receivable for daily variation margin on futures contracts		194,586
Prepaid expenses		3,416
Receivable from investment adviser for expense reductions		11,914
Other receivables		248,444
Total assets		3,246,490,014

Liabilities
Payable for fund shares redeemed	$ 5,783,536
Accrued management fee	1,492,748
Transfer agent fee payable	409,782
Distribution and service plan fees payable	83,440
Other affiliated payables	102,144
Other payables and accrued expenses	78,668
Total liabilities		7,950,318

Net Assets		$ 3,238,539,696
Net Assets consist of:
Paid in capital		$ 3,004,391,713
Undistributed net investment income		6,776,563
Accumulated undistributed net realized gain (loss) on investments		(165,736,051)
Net unrealized appreciation (depreciation) on investments		393,107,471
Net Assets		$ 3,238,539,696

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($123,949,597 ÷ 6,779,060 shares)		$ 18.28

Maximum offering price per share (100/94.25 of $18.28)		$ 19.40
Class T: Net Asset Value and redemption price per share ($43,542,268 ÷ 2,380,943 shares)		$ 18.29

Maximum offering price per share (100/96.50 of $18.29)		$ 18.95
Class B: Net Asset Value and offering price per share ($6,736,743 ÷ 366,631 shares)A		$ 18.37

Class C: Net Asset Value and offering price per share ($40,989,679 ÷ 2,247,115 shares)A		$ 18.24

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,990,255,430 ÷ 163,332,018 shares)		$ 18.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,065,979 ÷ 1,805,084 shares)		$ 18.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,405
Income from Fidelity Central Funds		27,972,681
Total income		27,974,086

Expenses
Management fee	$ 8,559,600
Transfer agent fees	2,390,467
Distribution and service plan fees	489,851
Accounting fees and expenses	578,612
Custodian fees and expenses	563
Independent trustees' compensation	5,857
Appreciation in deferred trustee compensation account	84
Registration fees	56,976
Audit	21,765
Legal	11,362
Miscellaneous	13,290
Total expenses before reductions	12,128,427
Expense reductions	(521,899)	11,606,528
Net investment income (loss)		16,367,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	373,473
Fidelity Central Funds	34,744,718
Futures contracts	(1,405,040)
Capital gain distributions from Fidelity Central Funds	260,256
Total net realized gain (loss)		33,973,407
Change in net unrealized appreciation (depreciation) on: Investment securities	160,286,827
Futures contracts	810,068
Total change in net unrealized appreciation (depreciation)		161,096,895
Net gain (loss)		195,070,302
Net increase (decrease) in net assets resulting from operations		$ 211,437,860

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,367,558	$ 40,604,708
Net realized gain (loss)	33,973,407	(15,590,236)
Change in net unrealized appreciation (depreciation)	161,096,895	456,260,101
Net increase (decrease) in net assets resulting from operations	211,437,860	481,274,573
Distributions to shareholders from net investment income	(41,294,520)	(38,394,729)
Distributions to shareholders from net realized gain	(5,154,458)	(4,004,992)
Total distributions	(46,448,978)	(42,399,721)
Share transactions - net increase (decrease)	75,265,857	239,918,849
Total increase (decrease) in net assets	240,254,739	678,793,701

Net Assets
Beginning of period	2,998,284,957	2,319,491,256
End of period (including undistributed net investment income of $6,776,563 and undistributed net investment income of $31,703,525, respectively)	$ 3,238,539,696	$ 2,998,284,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	.19	.19	.17	.22	- K
Net realized and unrealized gain (loss)	1.10	2.64	(.50)	1.33	.40	(.52)
Total from investment operations	1.17	2.83	(.31)	1.50	.62	(.52)
Distributions from net investment income	(.19)	(.19)	(.18)	(.19)	(.30)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.22)	(.22)	(.21)	(.20)	(.30)	-
Net asset value, end of period	$ 18.28	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Total Return B, C, D	6.84%	19.44%	(2.14)%	10.87%	5.28%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.08%	1.09%	1.12%	1.19%	1.31% A
Expenses net of fee waivers, if any	1.07% A	1.08%	1.09%	1.12%	1.19%	1.25% A
Expenses net of all reductions	1.04% A	1.07%	1.07%	1.10%	1.18%	1.24% A
Net investment income (loss)	.78% A	1.17%	1.17%	1.15%	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,950	$ 120,425	$ 107,670	$ 111,293	$ 88,969	$ 89,034
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.05	.15	.15	.13	.19	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.16	2.77	(.34)	1.46	.58	(.52)
Distributions from net investment income	(.14)	(.15)	(.14)	(.16)	(.29)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.17)	(.17) M	(.17)	(.16) L	(.29)	-
Net asset value, end of period	$ 18.29	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Total Return B, C, D	6.78%	19.03%	(2.36)%	10.61%	4.98%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.35%	1.35%	1.38%	1.44%	1.56% A
Expenses net of fee waivers, if any	1.33% A	1.35%	1.35%	1.38%	1.44%	1.50% A
Expenses net of all reductions	1.29% A	1.33%	1.34%	1.36%	1.43%	1.49% A
Net investment income (loss)	.52% A	.91%	.91%	.89%	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,542	$ 43,064	$ 40,033	$ 45,394	$ 46,624	$ 52,478
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

M Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.06	.06	.05	.13	- K
Net realized and unrealized gain (loss)	1.11	2.63	(.50)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.44)	1.38	.52	(.52)
Distributions from net investment income	(.01)	(.03)	(.02)	(.08)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.04)	(.05) L	(.05)	(.09)	(.28)	-
Net asset value, end of period	$ 18.37	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Total Return B, C, D	6.42%	18.42%	(2.92)%	10.00%	4.45%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.90% A	1.90%	1.90%	1.92%	1.95%	2.06% A
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%	1.92%	1.95%	2.00% A
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.90%	1.94%	1.99% A
Net investment income (loss)	(.05)% A	.35%	.36%	.35%	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,737	$ 8,014	$ 9,605	$ 14,696	$ 18,407	$ 23,526
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	- K	.07	.07	.06	.13	- K
Net realized and unrealized gain (loss)	1.11	2.62	(.49)	1.33	.39	(.52)
Total from investment operations	1.11	2.69	(.42)	1.39	.52	(.52)
Distributions from net investment income	(.07)	(.07)	(.05)	(.11)	(.28)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.10)	(.09) L	(.08)	(.12)	(.28)	-
Net asset value, end of period	$ 18.24	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Total Return B, C, D	6.46%	18.49%	(2.81)%	10.09%	4.46%	(3.68)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.83%	1.83%	1.84%	1.92%	2.07% A
Expenses net of fee waivers, if any	1.82% A	1.83%	1.83%	1.84%	1.92%	2.00% A
Expenses net of all reductions	1.78% A	1.81%	1.81%	1.82%	1.91%	1.99% A
Net investment income (loss)	.03% A	.43%	.43%	.43%	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,990	$ 38,245	$ 32,160	$ 34,847	$ 34,633	$ 37,762
Portfolio turnover rate G	20% A	20%	16%	21%	13%	14% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

L Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62	$ 17.78
Income from Investment Operations
Net investment income (loss) D	.10	.24	.24	.21	.25	.33
Net realized and unrealized gain (loss)	1.11	2.64	(.49)	1.34	.41	(4.06)
Total from investment operations	1.21	2.88	(.25)	1.55	.66	(3.73)
Distributions from net investment income	(.25)	(.25)	(.23)	(.23)	(.31)	(.41)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	(.02)
Total distributions	(.28)	(.27) I	(.26)	(.24)	(.31)	(.43)
Net asset value, end of period	$ 18.31	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Total Return B, C	7.05%	19.79%	(1.79)%	11.21%	5.59%	(21.46)%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of fee waivers, if any	.75% A	.76%	.78%	.80%	.88%	.79%
Expenses net of all reductions	.72% A	.75%	.76%	.78%	.86%	.78%
Net investment income (loss)	1.10% A	1.49%	1.48%	1.47%	2.20%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,990,255	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929	$ 2,269,425
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.09	.24	.24	.21	.25	- J
Net realized and unrealized gain (loss)	1.12	2.63	(.50)	1.33	.41	(.52)
Total from investment operations	1.21	2.87	(.26)	1.54	.66	(.52)
Distributions from net investment income	(.24)	(.24)	(.22)	(.21)	(.31)	-
Distributions from net realized gain	(.03)	(.03)	(.03)	(.01)	-	-
Total distributions	(.27)	(.27)	(.25)	(.22)	(.31)	-
Net asset value, end of period	$ 18.32	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Total Return B, C	7.07%	19.68%	(1.82)%	11.17%	5.58%	(3.68)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.80%	.81%	.84%	.90%	1.06% A
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.84%	.90%	1.00% A
Expenses net of all reductions	.76% A	.79%	.80%	.82%	.89%	.99% A
Net investment income (loss)	1.06% A	1.45%	1.45%	1.43%	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,066	$ 30,418	$ 26,678	$ 25,956	$ 30,076	$ 25,717
Portfolio turnover rate F	20% A	20%	16%	21%	13%	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	2.4
Google, Inc. Class A	1.0	0.9
General Electric Co.	1.0	1.1
British American Tobacco PLC sponsored ADR	0.9	0.7
Procter & Gamble Co.	0.8	1.0
Comerica, Inc.	0.8	0.0
The Coca-Cola Co.	0.8	0.7
Amgen, Inc.	0.7	0.6
Exxon Mobil Corp.	0.6	0.7
Comcast Corp. Class A	0.6	0.5
	8.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	16.9
Information Technology	12.4	11.9
Consumer Discretionary	10.0	9.5
Industrials	9.5	9.1
Health Care	9.3	8.7
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
U.S. Government and U.S. Government Agency Obligations 7.2%	U.S. Government and U.S. Government Agency Obligations 9.5%
AAA,AA,A 1.2%	AAA,AA,A 1.3%
BBB 1.6%	BBB 2.1%
BB and Below 1.6%	BB and Below 3.5%
Not Rated 0.0%	Not Rated 0.2%
Equities* 84.0%	Equities** 78.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 5.0%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks and Equity Futures* 86.3%	Stocks and Equity Futures** 80.1%
Bond Class 11.2%	Bond Class 16.6%
Short-Term Class 2.5%	Short-Term Class 3.3%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 2.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 32.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	335,807	$ 3,492,397
Fidelity Consumer Discretionary Central Fund (d)	463,002	78,464,924
Fidelity Consumer Staples Central Fund (d)	385,649	69,158,419
Fidelity Emerging Markets Equity Central Fund (d)	299,671	60,953,161
Fidelity Energy Central Fund (d)	529,886	71,025,967
Fidelity Financials Central Fund (d)	1,798,638	118,026,626
Fidelity Health Care Central Fund (d)	458,170	84,330,831
Fidelity Industrials Central Fund (d)	431,277	77,310,639
Fidelity Information Technology Central Fund (d)	603,433	117,023,700
Fidelity International Equity Central Fund (d)	2,551,262	182,899,956
Fidelity Materials Central Fund (d)	136,220	26,654,112
Fidelity Telecom Services Central Fund (d)	133,576	19,385,862
Fidelity Utilities Central Fund (d)	202,071	26,622,855
TOTAL EQUITY CENTRAL FUNDS (Cost $799,905,192)		935,349,449
Fixed-Income Central Funds - 11.4%

High Yield Fixed-Income Funds - 1.5%
Fidelity High Income Central Fund 1 (d)	158,967	16,516,691
Investment Grade Fixed-Income Funds - 9.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)(d)	197,759	20,438,350
Fidelity Tactical Income Central Fund (d)	798,195	86,644,062
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		107,082,412
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $120,930,654)		123,599,103
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.15% (b) (Cost $24,117,453)	24,117,453	24,117,453
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/18/13 (c) (Cost $979,966)	$ 980,000	$ 979,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $945,933,265)	1,084,045,987
NET OTHER ASSETS (LIABILITIES) - 0.0%	33,086
NET ASSETS - 100%	$ 1,084,079,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P 500 Index Contracts	June 2013	$ 2,031,510	$ 32,359
139 NYSE E-mini MSCI EAFE Index Contracts	June 2013	11,531,440	(78,762)
TOTAL EQUITY INDEX CONTRACTS		$ 13,562,950	$ (46,403)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $939,984.

(d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,135
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	451,591
Fidelity Consumer Staples Central Fund	802,210
Fidelity Emerging Markets Debt Central Fund	95,865
Fidelity Emerging Markets Equity Central Fund	212,616
Fidelity Energy Central Fund	520,075
Fidelity Financials Central Fund	990,752
Fidelity Floating Rate Central Fund	85,269
Fidelity Health Care Central Fund	333,597
Fidelity High Income Central Fund 1	548,616
Fidelity Industrials Central Fund	557,592
Fidelity Information Technology Central Fund	297,046
Fidelity International Equity Central Fund	1,219,734
Fidelity Materials Central Fund	213,690
Fidelity Tactical Income Central Fund	849,028
Fidelity Telecom Services Central Fund	253,956
Fidelity Utilities Central Fund	307,398
Total	$ 7,758,997
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 2,009,695	$ 13,624,922	$ 3,492,397	0.8%
Fidelity Consumer Discretionary Central Fund	53,988,981	17,250,429	1,078,103	78,464,924	6.9%
Fidelity Consumer Staples Central Fund	50,215,622	12,997,997	859,754	69,158,419	6.8%
Fidelity Emerging Markets Debt Central Fund	4,172,428	965,756	5,166,488	-	0.0%
Fidelity Emerging Markets Equity Central Fund	20,863,310	39,253,708	981,360	60,953,161	8.5%
Fidelity Energy Central Fund	51,964,564	14,480,673	913,618	71,025,967	6.9%
Fidelity Financials Central Fund	80,228,075	27,707,127	1,637,757	118,026,626	6.9%
Fidelity Floating Rate Central Fund	8,312,541	486,563	8,812,071	-	0.0%
Fidelity Health Care Central Fund	58,965,470	17,108,612	1,098,840	84,330,831	6.7%
Fidelity High Income Central Fund 1	19,608,493	4,359,825	7,870,161	16,516,691	4.0%
Fidelity Industrials Central Fund	53,056,934	14,393,019	980,047	77,310,639	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	3,974,706	250,466	20,438,350	2.7%
Fidelity Information Technology Central Fund	91,410,771	24,661,234	1,605,281	117,023,700	6.8%
Fidelity International Equity Central Fund	129,104,649	44,963,411	4,703,462	182,899,956	10.7%
Fidelity Materials Central Fund	19,882,058	5,161,320	344,765	26,654,112	7.3%
Fidelity Tactical Income Central Fund	91,513,713	27,444,905	31,902,738	86,644,062	1.5%
Fidelity Telecom Services Central Fund	14,818,664	4,085,845	251,811	19,385,862	6.9%
Fidelity Utilities Central Fund	18,841,950	5,140,607	336,241	26,622,855	6.8%
Total	$ 799,681,927	$ 266,445,432	$ 82,417,885	$ 1,058,948,552
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 935,349,449	$ 935,349,449	$ -	$ -
Fixed-Income Central Funds	123,599,103	123,599,103	-	-
Money Market Central Funds	24,117,453	24,117,453	-	-
U.S. Treasury Obligations	979,982	-	979,982	-
Total Investments in Securities:	$ 1,084,045,987	$ 1,083,066,005	$ 979,982	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 32,359	$ 32,359	$ -	$ -
Liabilities
Futures Contracts	$ (78,762)	$ (78,762)	$ -	$ -
Total Derivative Instruments:	$ (46,403)	$ (46,403)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 32,359	$ (78,762)
Total Value of Derivatives	$ 32,359	$ (78,762)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	67.6%
United Kingdom	6.0%
Japan	3.1%
France	2.6%
Switzerland	1.9%
Germany	1.5%
Australia	1.2%
Canada	1.1%
Netherlands	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	12.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $979,966)	$ 979,982
Fidelity Central Funds (cost $944,953,299)	1,083,066,005
Total Investments (cost $945,933,265)		$ 1,084,045,987
Receivable for investments sold		456,979
Receivable for fund shares sold		1,360,441
Distributions receivable from Fidelity Central Funds		3,856
Receivable for daily variation margin on futures contracts		86,417
Prepaid expenses		888
Receivable from investment adviser for expense reductions		3,627
Other receivables		62,258
Total assets		1,086,020,453

Liabilities
Payable for investments purchased	$ 46,357
Payable for fund shares redeemed	1,165,529
Accrued management fee	495,170
Transfer agent fee payable	151,247
Distribution and service plan fees payable	38,381
Other affiliated payables	29,277
Other payables and accrued expenses	15,419
Total liabilities		1,941,380

Net Assets		$ 1,084,079,073
Net Assets consist of:
Paid in capital		$ 979,097,811
Undistributed net investment income		1,778,745
Accumulated undistributed net realized gain (loss) on investments		(34,863,802)
Net unrealized appreciation (depreciation) on investments		138,066,319
Net Assets		$ 1,084,079,073

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($74,125,892 ÷ 4,938,170 shares)		$ 15.01

Maximum offering price per share (100/94.25 of $15.01)		$ 15.93
Class T: Net Asset Value and redemption price per share ($11,714,024 ÷ 782,201 shares)		$ 14.98

Maximum offering price per share (100/96.50 of $14.98)		$ 15.52
Class B: Net Asset Value and offering price per share ($2,953,899 ÷ 197,080 shares)A		$ 14.99

Class C: Net Asset Value and offering price per share ($19,149,526 ÷ 1,288,343 shares)A		$ 14.86

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($964,080,633 ÷ 63,777,397 shares)		$ 15.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,055,099 ÷ 799,359 shares)		$ 15.08

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Interest		$ 418
Income from Fidelity Central Funds		7,758,997
Total income		7,759,415

Expenses
Management fee	$ 2,591,379
Transfer agent fees	841,344
Distribution and service plan fees	216,865
Accounting fees and expenses	156,779
Custodian fees and expenses	688
Independent trustees' compensation	1,660
Registration fees	48,500
Audit	23,091
Legal	2,293
Miscellaneous	3,691
Total expenses before reductions	3,886,290
Expense reductions	(169,471)	3,716,819
Net investment income (loss)		4,042,596
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	197,345
Fidelity Central Funds	6,946,923
Futures contracts	75,438
Capital gain distributions from Fidelity Central Funds	46,062
Total net realized gain (loss)		7,265,768
Change in net unrealized appreciation (depreciation) on: Investment securities	68,292,140
Futures contracts	116,573
Total change in net unrealized appreciation (depreciation)		68,408,713
Net gain (loss)		75,674,481
Net increase (decrease) in net assets resulting from operations		$ 79,717,077

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,042,596	$ 9,828,342
Net realized gain (loss)	7,265,768	(383,091)
Change in net unrealized appreciation (depreciation)	68,408,713	138,478,852
Net increase (decrease) in net assets resulting from operations	79,717,077	147,924,103
Distributions to shareholders from net investment income	(10,099,876)	(9,091,677)
Distributions to shareholders from net realized gain	(1,420,708)	(1,127,354)
Total distributions	(11,520,584)	(10,219,031)
Share transactions - net increase (decrease)	201,560,396	34,530,519
Total increase (decrease) in net assets	269,756,889	172,235,591

Net Assets
Beginning of period	814,322,184	642,086,593
End of period (including undistributed net investment income of $1,778,745 and undistributed net investment income of $7,836,025, respectively)	$ 1,084,079,073	$ 814,322,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94	$ 14.77
Income from Investment Operations
Net investment income (loss) E	.05	.14	.13	.11	.14	.17
Net realized and unrealized gain (loss)	1.10	2.43	(.58)	1.06	.27	(3.74)
Total from investment operations	1.15	2.57	(.45)	1.17	.41	(3.57)
Distributions from net investment income	(.14)	(.14)	(.13)	(.11)	(.17)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.17) J	(.16)	(.16)	(.12) I	(.17)	(.26)
Net asset value, end of period	$ 15.01	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Total Return B, C, D	8.26%	22.30%	(3.85)%	10.56%	4.30%	(24.59)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of fee waivers, if any	1.06% A	1.08%	1.10%	1.10%	1.17%	1.13%
Expenses net of all reductions	1.03% A	1.07%	1.08%	1.08%	1.16%	1.12%
Net investment income (loss)	.64% A	1.07%	1.00%	.93%	1.50%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,126	$ 66,048	$ 50,854	$ 45,550	$ 22,506	$ 12,887
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91	$ 14.74
Income from Investment Operations
Net investment income (loss) E	.02	.10	.10	.08	.11	.13
Net realized and unrealized gain (loss)	1.11	2.41	(.58)	1.06	.27	(3.73)
Total from investment operations	1.13	2.51	(.48)	1.14	.38	(3.60)
Distributions from net investment income	(.10)	(.10)	(.10)	(.08)	(.15)	(.20)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.12)	(.12)	(.13)	(.09) I	(.15)	(.23)
Net asset value, end of period	$ 14.98	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Total Return B, C, D	8.17%	21.86%	(4.08)%	10.33%	3.98%	(24.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of fee waivers, if any	1.36% A	1.36%	1.35%	1.36%	1.44%	1.38%
Expenses net of all reductions	1.32% A	1.35%	1.33%	1.33%	1.43%	1.37%
Net investment income (loss)	.35% A	.80%	.75%	.68%	1.23%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,714	$ 10,604	$ 8,449	$ 7,154	$ 5,491	$ 4,090
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84	$ 14.69
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.02	.01	.06	.06
Net realized and unrealized gain (loss)	1.10	2.41	(.57)	1.06	.28	(3.72)
Total from investment operations	1.09	2.44	(.55)	1.07	.34	(3.66)
Distributions from net investment income	(.02)	(.01)	(.01)	(.03)	(.09)	(.16)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.04)	(.03)	(.04)	(.04) I	(.09)	(.19)
Net asset value, end of period	$ 14.99	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Total Return B, C, D	7.83%	21.24%	(4.60)%	9.70%	3.44%	(25.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.91%	1.94%	1.98%	1.93%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.91%	1.93%	1.98%	1.93%
Expenses net of all reductions	1.86% A	1.89%	1.89%	1.91%	1.97%	1.92%
Net investment income (loss)	(.19)% A	.25%	.18%	.10%	.69%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,954	$ 2,996	$ 2,898	$ 3,798	$ 3,123	$ 2,452
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82	$ 14.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	.03	.02	.07	.07
Net realized and unrealized gain (loss)	1.08	2.41	(.58)	1.06	.28	(3.71)
Total from investment operations	1.07	2.45	(.55)	1.08	.35	(3.64)
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.09)	(.18)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.06)	(.07)	(.08)	(.06)	(.09)	(.21)
Net asset value, end of period	$ 14.86	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Total Return B, C, D	7.79%	21.44%	(4.62)%	9.75%	3.48%	(25.16)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of fee waivers, if any	1.84% A	1.84%	1.84%	1.87%	1.94%	1.90%
Expenses net of all reductions	1.80% A	1.83%	1.82%	1.84%	1.93%	1.89%
Net investment income (loss)	(.13)% A	.32%	.26%	.17%	.73%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,150	$ 17,243	$ 13,379	$ 9,945	$ 7,179	$ 5,017
Portfolio turnover rate G	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99	$ 14.81
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.16	.20
Net realized and unrealized gain (loss)	1.11	2.43	(.58)	1.07	.27	(3.76)
Total from investment operations	1.18	2.61	(.41)	1.21	.43	(3.56)
Distributions from net investment income	(.18)	(.17)	(.15)	(.12)	(.18)	(.23)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20)	(.19)	(.18)	(.14)	(.18)	(.26)
Net asset value, end of period	$ 15.12	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Total Return B, C	8.47%	22.53%	(3.51)%	10.81%	4.54%	(24.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.81%	.82%	.86%	.95%	.87%
Expenses net of fee waivers, if any	.78% A	.81%	.82%	.86%	.95%	.87%
Expenses net of all reductions	.75% A	.80%	.80%	.84%	.94%	.86%
Net investment income (loss)	.92% A	1.35%	1.27%	1.17%	1.72%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 964,081	$ 706,722	$ 557,908	$ 592,472	$ 528,720	$ 440,040
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00	$ 14.82
Income from Investment Operations
Net investment income (loss) D	.07	.18	.17	.14	.17	.21
Net realized and unrealized gain (loss)	1.10	2.43	(.59)	1.07	.28	(3.76)
Total from investment operations	1.17	2.61	(.42)	1.21	.45	(3.55)
Distributions from net investment income	(.17)	(.17)	(.16)	(.14)	(.21)	(.24)
Distributions from net realized gain	(.02)	(.02)	(.03)	(.02)	-	(.03)
Total distributions	(.20) I	(.19)	(.19)	(.15) H	(.21)	(.27)
Net asset value, end of period	$ 15.08	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Total Return B, C	8.39%	22.60%	(3.58)%	10.89%	4.70%	(24.35)%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of fee waivers, if any	.80% A	.81%	.81%	.83%	.82%	.78%
Expenses net of all reductions	.76% A	.79%	.79%	.80%	.81%	.77%
Net investment income (loss)	.91% A	1.35%	1.29%	1.21%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,055	$ 10,710	$ 8,600	$ 6,351	$ 1,524	$ 724
Portfolio turnover rate F	18% A	21%	20%	25%	7%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .11%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)**	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.06%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Repurchase Agreements Restricted Securities	.11%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Tactical Income Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

** Effective December 31, 2012, Geode replaced FMRC as the investment manager.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .11%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,675,038,040	$ 413,173,324	$ (23,816,532)	$ 389,356,792
Fidelity Asset Manager 30%	461,862,877	39,391,106	(206,168)	39,184,938
Fidelity Asset Manager 40%	418,840,961	39,838,269	(281,755)	39,556,514
Fidelity Asset Manager 50%	6,294,346,162	1,165,789,145	(201,878,903)	963,910,242
Fidelity Asset Manager 60%	713,601,786	94,640,376	(488,841)	94,151,535

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 70%	$ 2,846,145,391	$ 561,781,973	$ (168,658,829)	$ 393,123,144
Fidelity Asset Manager 85%	945,933,787	181,507,056	(43,394,856)	138,112,200

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	Total Capital Loss Carryforward
Fidelity Asset Manager 50%	$ (12,494,153)	$ (56,722,266)	$ (69,216,419)
Fidelity Asset Manager 70%	(185,208,394)	(80,126,288)	(265,334,682)
Fidelity Asset Manager 85%	(59,537,997)	-	(59,537,997)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ (104,585)	$ 1,692,634
Totals (a)	$ (104,585)	$ 1,692,634
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ (47,214)	$ 139,615
Totals (a)	$ (47,214)	$ 139,615
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 40,667	$ 109,409
Totals (a)	$ 40,667	$ 109,409
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ (1,546,770)	$ 1,964,942
Totals (a)	$ (1,546,770)	$ 1,964,942
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ (76,708)	$ 174,331
Totals (a)	$ (76,708)	$ 174,331
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ (1,405,040)	$ 810,068
Totals (a)	$ (1,405,040)	$ 810,068
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 75,438	$ 116,573
Totals (a)	$ 75,438	$ 116,573

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	591,998,932	421,196,063
Fidelity Asset Manager 30%	116,515,228	38,003,039
Fidelity Asset Manager 40%	112,832,648	39,592,291
Fidelity Asset Manager 50%	604,383,236	707,400,474

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments - continued

	Purchases ($)	Sales ($)
Fidelity Asset Manager 60%	189,615,523	71,949,760
Fidelity Asset Manager 70%	295,308,297	310,169,937
Fidelity Asset Manager 85%	266,445,432	82,417,885

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.42%
Fidelity Asset Manager 40%	.30%	.11%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

During the period, FMR paid a portion of the management fees received from each Fund to the Fidelity Central Funds' investment advisers, certain of whom are also affiliates, for managing the assets of the Fidelity Central Funds. Effective December 31, 2012, Geode replaced FMRC as the investment manager for the Fidelity Commodity Strategy Central Fund. FMR no longer pays a portion of the management fees received from each Fund to the investment manager for managing the assets of the Fidelity Commodity Strategy Central Fund.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$ 58,604	$ 4,115
Class T	.25%	.25%	49,228	220
Class B	.75%	.25%	13,635	10,240
Class C	.75%	.25%	116,488	28,359
			$ 237,955	$ 42,934
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 15,253	$ 130
Class T	.25%	.25%	17,244	70
Class B	.75%	.25%	5,453	4,163
Class C	.75%	.25%	42,304	13,564
			$ 80,254	$ 17,927
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 18,950	$ 495
Class T	.25%	.25%	12,692	142
Class B	.75%	.25%	4,079	3,092
Class C	.75%	.25%	35,211	12,938
			$ 70,932	$ 16,667
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 80,177	$ 2,221
Class T	.25%	.25%	60,628	251
Class B	.75%	.25%	19,934	14,972
Class C	.75%	.25%	119,476	29,238
			$ 280,215	$ 46,682

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 48,281	$ 808
Class T	.25%	.25%	28,108	183
Class B	.75%	.25%	8,395	6,361
Class C	.75%	.25%	55,530	16,330
			$ 140,314	$ 23,682
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 152,496	$ 1,551
Class T	.25%	.25%	106,272	708
Class B	.75%	.25%	36,618	27,529
Class C	.75%	.25%	194,465	22,703
			$ 489,851	$ 52,491
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 86,672	$ 957
Class T	.25%	.25%	27,364	141
Class B	.75%	.25%	14,608	10,976
Class C	.75%	.25%	88,221	22,789
			$ 216,865	$ 34,863

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 14,064
Class T	2,417
Class B*	1,845
Class C*	5,126
$ 23,452
Fidelity Asset Manager 30%
Class A	$ 4,586
Class T	2,016
Class B*	493
Class C*	1,971
$ 9,066
Fidelity Asset Manager 40%
Class A	$ 7,131
Class T	985
Class B*	369
Class C*	743
$ 9,228
Fidelity Asset Manager 50%
Class A	$ 18,311
Class T	5,085
Class B*	4,594
Class C*	2,350
$ 30,340
Fidelity Asset Manager 60%
Class A	$ 15,055
Class T	3,573
Class B*	1,909
Class C*	1,291
$ 21,828

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Fidelity Asset Manager 70%	Retained by FDC
Class A	$ 17,601
Class T	7,440
Class B*	6,229
Class C*	1,783
$ 33,053
Fidelity Asset Manager 85%
Class A	$ 15,628
Class T	3,294
Class B*	2,270
Class C*	1,533
$ 22,725

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 30,282.13
Class T	15,208.15
Class B	2,452.18
Class C	17,922.15
Asset Manager 20%	2,041,439.09
Institutional Class	19,337.12
	$ 2,126,640
Fidelity Asset Manager 30%
Class A	$ 8,442.14
Class T	4,884.14
Class B	987.18
Class C	6,577.16
Asset Manager 30%	160,370.08
Institutional Class	1,750.15
	$ 183,010
Fidelity Asset Manager 40%
Class A	$ 10,124.13
Class T	4,078.16
Class B	788.19
Class C	5,561.16
Asset Manager 40%	154,885.08
Institutional Class	648.14
	$ 176,084
Fidelity Asset Manager 50%
Class A	$ 68,593.21
Class T	25,449.21
Class B	4,209.21
Class C	25,734.22
Asset Manager 50%	5,117,481.15
Institutional Class	17,243.20
	$ 5,258,709

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 60%
Class A	$ 37,779.20
Class T	11,635.21
Class B	2,355.28
Class C	12,647.23
Asset Manager 60%	402,670.13
Institutional Class	9,217.21
	$ 476,303
Fidelity Asset Manager 70%
Class A	$ 133,196.22
Class T	48,137.23
Class B	10,950.30
Class C	41,969.22
Asset Manager 70%	2,127,277.15
Institutional Class	28,938.19
	$ 2,390,467
Fidelity Asset Manager 85%
Class A	$ 70,649.20
Class T	13,602.25
Class B	4,213.29
Class C	20,092.23
Asset Manager 85%	722,270.18
Institutional Class	10,518.19
	$ 841,344

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 16,520,000.43%		$ 195

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 8,953
Fidelity Asset Manager 30%	776
Fidelity Asset Manager 40%	709
Fidelity Asset Manager 50%	13,073
Fidelity Asset Manager 60%	1,252
Fidelity Asset Manager 70%	5,673
Fidelity Asset Manager 85%	1,649

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

During the period, FMR contractually agreed to waive a portion of each Fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary of Fidelity Commodity Strategy Central Fund based on each Fund's proportionate ownership of the Central Fund. Effective December 31, 2012, this waiver arrangement was terminated when Geode, an unaffiliated investment manager of FMR, replaced FMRC as the investment manager for Fidelity Commodity Strategy Central Fund and its subsidiary. During the period, this waiver reduced each Fund's management fee as follows:

Fidelity Asset Manager 20%	$ 7,485
Fidelity Asset Manager 30%	633
Fidelity Asset Manager 40%	577
Fidelity Asset Manager 50%	10,800
Fidelity Asset Manager 60%	999
Fidelity Asset Manager 70%	4,636
Fidelity Asset Manager 85%	1,688

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Asset Manager 30%
Class B	1.65%	$ 101
Fidelity Asset Manager 40%
Class T	1.15%	117
Class B	1.65%	127
Class C	1.65%	69
Fidelity Asset Manager 60%
Class B	1.85%	434
Class C	1.85%	307

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Central Funds provided services in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Asset Manager 20%	$ 197,414	$ -
Fidelity Asset Manager 30%	22,298	11
Fidelity Asset Manager 40%	26,763	6
Fidelity Asset Manager 50%	843,039	10
Fidelity Asset Manager 60%	72,027	9
Fidelity Asset Manager 70%	505,343	6
Fidelity Asset Manager 85%	164,146	10

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 2,419
Fidelity Asset Manager 30%	84
Fidelity Asset Manager 40%	119
Fidelity Asset Manager 50%	13,276
Fidelity Asset Manager 60%	137
Fidelity Asset Manager 70%	11,914
Fidelity Asset Manager 85%	3,627

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
From net investment income
Class A	$ 215,045	$ 583,118
Class T	63,205	210,407
Class B	2,888	17,047
Class C	24,292	132,811
Asset Manager 20%	28,651,752	68,418,562
Institutional Class	185,291	437,120
Total	$ 29,142,473	$ 69,799,065
From net realized gain
Class A	$ 938,256	$ 483,498
Class T	394,767	220,386
Class B	54,940	36,239
Class C	461,288	238,563
Asset Manager 20%	93,409,011	45,274,181
Institutional Class	621,984	297,353
Total	$ 95,880,246	$ 46,550,220
Fidelity Asset Manager 30%
From net investment income
Class A	$ 50,132	$ 160,177
Class T	19,754	70,810
Class B	1,287	7,802
Class C	10,027	49,900
Asset Manager 30%	2,252,156	5,145,514
Institutional Class	12,117	26,858
Total	$ 2,345,473	$ 5,461,061
From net realized gain
Class A	$ 201,136	$ 129,837
Class T	120,146	63,827
Class B	19,017	12,710
Class C	142,208	70,780
Asset Manager 30%	6,625,598	2,835,713
Institutional Class	38,861	14,038
Total	$ 7,146,966	$ 3,126,905
Fidelity Asset Manager 40%
From net investment income
Class A	$ 74,609	$ 173,549
Class T	20,260	52,491
Class B	1,243	5,723
Class C	12,197	37,687
Asset Manager 40%	2,352,119	3,962,283
Institutional Class	5,712	11,861
Total	$ 2,466,140	$ 4,243,594
From net realized gain
Class A	$ 184,146	$ 102,783
Class T	63,920	37,753
Class B	10,654	7,868
Class C	88,165	36,489
Asset Manager 40%	4,600,582	1,819,574
Institutional Class	10,612	5,131
Total	$ 4,958,079	$ 2,009,598

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
From net investment income
Class A	$ 349,751	$ 817,293
Class T	102,571	270,867
Class B	7,453	31,121
Class C	47,732	152,385
Asset Manager 50%	49,427,472	116,058,976
Institutional Class	112,573	187,204
Total	$ 50,047,552	$ 117,517,846
From net realized gain
Class A	$ 56,331	$ 84,098
Class T	20,938	32,684
Class B	3,654	6,752
Class C	21,738	28,966
Asset Manager 50%	6,215,885	9,869,460
Institutional Class	15,422	13,978
Total	$ 6,333,968	$ 10,035,938
Fidelity Asset Manager 60%
From net investment income
Class A	$ 328,716	$ 275,899
Class T	63,102	59,208
Class C	25,404	14,357
Asset Manager 60%	7,048,830	4,467,505
Institutional Class	95,899	77,324
Total	$ 7,561,951	$ 4,894,293
From net realized gain
Class A	$ 413,664	$ 77,818
Class T	117,791	21,710
Class B	17,787	2,990
Class C	118,551	17,548
Asset Manager 60%	6,524,537	893,501
Institutional Class	95,899	17,011
Total	$ 7,288,229	$ 1,030,578
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,324,356	$ 1,391,891
Class T	339,999	388,992
Class B	3,772	17,307
Class C	146,051	144,084
Asset Manager 70%	39,066,776	36,011,371
Institutional Class	413,566	441,084
Total	$ 41,294,520	$ 38,394,729
From net realized gain
Class A	$ 208,014	$ 179,368
Class T	71,831	66,155
Class B	12,568	15,452
Class C	65,396	53,763
Asset Manager 70%	4,744,953	3,644,875
Institutional Class	51,696	45,379
Total	$ 5,154,458	$ 4,004,992
Fidelity Asset Manager 85%
From net investment income
Class A	$ 676,599	$ 606,515
Class T	72,835	74,608
Class B	3,120	3,490
Class C	49,013	57,406
Asset Manager 85%	9,165,123	8,217,929
Institutional Class	133,186	131,729
Total	$ 10,099,876	$ 9,091,677

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
From net realized gain
Class A	$ 114,355	$ 89,854
Class T	17,837	14,774
Class B	4,992	4,985
Class C	29,407	23,919
Asset Manager 85%	1,235,747	978,325
Institutional Class	18,370	15,497
Total	$ 1,420,708	$ 1,127,354

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 20%
Class A
Shares sold	650,466	1,518,992	$ 8,620,988	$ 19,757,344
Reinvestment of distributions	84,793	79,502	1,111,006	1,017,651
Shares redeemed	(690,081)	(953,045)	(9,139,218)	(12,398,846)
Net increase (decrease)	45,178	645,449	$ 592,776	$ 8,376,149
Class T
Shares sold	257,786	361,373	$ 3,410,257	$ 4,668,325
Reinvestment of distributions	29,758	30,086	389,109	383,804
Shares redeemed	(195,504)	(387,129)	(2,583,489)	(5,025,013)
Net increase (decrease)	92,040	4,330	$ 1,215,877	$ 27,116
Class B
Shares sold	17,895	16,882	$ 236,839	$ 218,774
Reinvestment of distributions	3,551	3,329	46,353	42,226
Shares redeemed	(21,768)	(57,139)	(287,021)	(742,425)
Net increase (decrease)	(322)	(36,928)	$ (3,829)	$ (481,425)
Class C
Shares sold	322,427	624,517	$ 4,258,445	$ 8,082,902
Reinvestment of distributions	32,156	24,852	419,105	315,219
Shares redeemed	(227,547)	(488,533)	(3,004,791)	(6,317,053)
Net increase (decrease)	127,036	160,836	$ 1,672,759	$ 2,081,068
Asset Manager 20%
Shares sold	58,788,618	110,791,537	$ 780,520,442	$ 1,443,456,906
Reinvestment of distributions	9,013,251	8,552,147	118,265,517	109,845,938
Shares redeemed	(41,302,329)	(58,464,088)	(548,484,536)	(761,608,801)
Net increase (decrease)	26,499,540	60,879,596	$ 350,301,423	$ 791,694,043
Institutional Class
Shares sold	357,324	746,636	$ 4,738,400	$ 9,733,662
Reinvestment of distributions	56,163	52,901	736,836	679,004
Shares redeemed	(227,614)	(354,990)	(3,018,575)	(4,638,626)
Net increase (decrease)	185,873	444,547	$ 2,456,661	$ 5,774,040
Fidelity Asset Manager 30%
Class A
Shares sold	281,278	577,913	$ 2,847,017	$ 5,641,039
Reinvestment of distributions	23,576	27,604	235,868	264,902
Shares redeemed	(140,772)	(442,523)	(1,423,105)	(4,366,332)
Net increase (decrease)	164,082	162,994	$ 1,659,780	$ 1,539,609

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 30%
Class T
Shares sold	133,411	219,574	$ 1,346,653	$ 2,138,276
Reinvestment of distributions	12,025	11,479	120,100	110,126
Shares redeemed	(99,410)	(107,895)	(1,009,223)	(1,058,642)
Net increase (decrease)	46,026	123,158	$ 457,530	$ 1,189,760
Class B
Shares sold	2,595	11,421	$ 26,083	$ 111,959
Reinvestment of distributions	1,902	2,026	18,981	19,302
Shares redeemed	(12,077)	(18,126)	(122,047)	(175,630)
Net increase (decrease)	(7,580)	(4,679)	$ (76,983)	$ (44,369)
Class C
Shares sold	227,252	355,074	$ 2,301,111	$ 3,473,890
Reinvestment of distributions	14,737	11,921	146,791	113,510
Shares redeemed	(103,848)	(221,287)	(1,049,662)	(2,164,272)
Net increase (decrease)	138,141	145,708	$ 1,398,240	$ 1,423,128
Asset Manager 30%
Shares sold	14,296,241	20,685,013	$ 144,921,125	$ 202,410,648
Reinvestment of distributions	869,581	809,968	8,705,556	7,818,534
Shares redeemed	(5,423,400)	(7,843,603)	(54,966,452)	(76,942,998)
Net increase (decrease)	9,742,422	13,651,378	$ 98,660,229	$ 133,286,184
Institutional Class
Shares sold	56,253	102,207	$ 571,317	$ 1,006,073
Reinvestment of distributions	4,641	3,823	46,446	36,969
Shares redeemed	(22,615)	(29,306)	(229,431)	(289,223)
Net increase (decrease)	38,279	76,724	$ 388,332	$ 753,819
Fidelity Asset Manager 40%
Class A
Shares sold	430,635	461,185	$ 4,382,248	$ 4,475,378
Reinvestment of distributions	25,446	28,704	253,908	269,281
Shares redeemed	(151,292)	(232,222)	(1,538,971)	(2,244,087)
Net increase (decrease)	304,789	257,667	$ 3,097,185	$ 2,500,572
Class T
Shares sold	116,040	180,735	$ 1,172,823	$ 1,751,259
Reinvestment of distributions	8,078	9,025	80,478	84,442
Shares redeemed	(91,243)	(126,362)	(925,429)	(1,223,908)
Net increase (decrease)	32,875	63,398	$ 327,872	$ 611,793
Class B
Shares sold	6,204	3,589	$ 62,620	$ 34,352
Reinvestment of distributions	1,081	1,316	10,796	12,262
Shares redeemed	(18,616)	(15,728)	(189,397)	(151,847)
Net increase (decrease)	(11,331)	(10,823)	$ (115,981)	$ (105,233)
Class C
Shares sold	108,026	370,485	$ 1,092,479	$ 3,620,785
Reinvestment of distributions	9,666	7,481	96,225	69,947
Shares redeemed	(73,816)	(131,163)	(745,149)	(1,265,422)
Net increase (decrease)	43,876	246,803	$ 443,555	$ 2,425,310
Asset Manager 40%
Shares sold	12,789,838	22,082,156	$ 129,368,853	$ 213,417,875
Reinvestment of distributions	680,509	595,004	6,792,657	5,611,636
Shares redeemed	(4,771,102)	(6,151,917)	(48,306,128)	(59,591,209)
Net increase (decrease)	8,699,245	16,525,243	$ 87,855,382	$ 159,438,302
Institutional Class
Shares sold	22,191	47,234	$ 226,131	$ 463,860
Reinvestment of distributions	1,348	1,389	13,461	13,067
Shares redeemed	(14,407)	(22,058)	(146,221)	(213,682)
Net increase (decrease)	9,132	26,565	$ 93,371	$ 263,245

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 50%
Class A
Shares sold	867,235	1,187,775	$ 14,482,868	$ 18,468,869
Reinvestment of distributions	23,544	56,747	385,045	857,626
Shares redeemed	(512,117)	(811,485)	(8,472,798)	(12,657,721)
Net increase (decrease)	378,662	433,037	$ 6,395,115	$ 6,668,774
Class T
Shares sold	380,323	386,790	$ 6,307,063	$ 6,039,566
Reinvestment of distributions	7,125	18,419	116,420	278,056
Shares redeemed	(177,078)	(393,734)	(2,923,012)	(6,143,199)
Net increase (decrease)	210,370	11,475	$ 3,500,471	$ 174,423
Class B
Shares sold	6,865	22,355	$ 114,354	$ 344,462
Reinvestment of distributions	525	1,905	8,568	28,524
Shares redeemed	(39,021)	(53,392)	(646,291)	(828,947)
Net increase (decrease)	(31,631)	(29,132)	$ (523,369)	$ (455,961)
Class C
Shares sold	316,282	422,627	$ 5,217,349	$ 6,556,946
Reinvestment of distributions	3,409	9,375	55,489	140,582
Shares redeemed	(130,891)	(295,440)	(2,165,168)	(4,562,022)
Net increase (decrease)	188,800	136,562	$ 3,107,670	$ 2,135,506
Asset Manager 50%
Shares sold	27,065,061	59,240,193	$ 449,672,157	$ 917,159,365
Reinvestment of distributions	3,287,100	8,031,099	53,895,769	121,763,329
Shares redeemed	(31,863,487)	(56,779,363)	(529,203,300)	(885,967,433)
Net increase (decrease)	(1,511,326)	10,491,929	$ (25,635,374)	$ 152,955,261
Institutional Class
Shares sold	404,742	753,749	$ 6,716,956	$ 11,827,227
Reinvestment of distributions	7,253	12,561	118,755	191,717
Shares redeemed	(158,457)	(373,724)	(2,642,880)	(5,805,459)
Net increase (decrease)	253,538	392,586	$ 4,192,831	$ 6,213,485
Fidelity Asset Manager 60%
Class A
Shares sold	615,282	913,908	$ 6,344,310	$ 8,803,044
Reinvestment of distributions	73,353	38,621	732,795	346,427
Shares redeemed	(391,241)	(788,357)	(4,003,098)	(7,563,106)
Net increase (decrease)	297,394	164,172	$ 3,074,007	$ 1,586,365
Class T
Shares sold	129,210	447,916	$ 1,329,857	$ 4,292,853
Reinvestment of distributions	17,437	8,853	173,847	79,237
Shares redeemed	(127,064)	(254,362)	(1,286,330)	(2,454,557)
Net increase (decrease)	19,583	202,407	$ 217,374	$ 1,917,533
Class B
Shares sold	11,231	19,289	$ 115,128	$ 185,299
Reinvestment of distributions	1,682	318	16,834	2,853
Shares redeemed	(27,018)	(57,869)	(275,491)	(548,074)
Net increase (decrease)	(14,105)	(38,262)	$ (143,529)	$ (359,922)
Class C
Shares sold	270,883	382,232	$ 2,764,774	$ 3,652,829
Reinvestment of distributions	13,615	3,383	135,192	30,208
Shares redeemed	(101,883)	(171,714)	(1,038,196)	(1,630,359)
Net increase (decrease)	182,615	213,901	$ 1,861,770	$ 2,052,678
Asset Manager 60%
Shares sold	19,961,743	39,444,451	$ 204,995,295	$ 375,984,511
Reinvestment of distributions	1,340,899	588,365	13,422,397	5,289,399
Shares redeemed	(6,863,380)	(13,505,874)	(70,805,446)	(131,208,669)
Net increase (decrease)	14,439,262	26,526,942	$ 147,612,246	$ 250,065,241

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 60%
Institutional Class
Shares sold	73,551	397,418	$ 757,232	$ 3,874,714
Reinvestment of distributions	18,042	10,368	180,782	93,209
Shares redeemed	(111,801)	(379,108)	(1,150,084)	(3,675,939)
Net increase (decrease)	(20,208)	28,678	$ (212,070)	$ 291,984
Fidelity Asset Manager 70%
Class A
Shares sold	689,882	1,132,191	$ 12,161,802	$ 18,409,073
Reinvestment of distributions	83,843	97,648	1,438,739	1,475,462
Shares redeemed	(945,203)	(1,591,472)	(16,717,163)	(26,014,266)
Net increase (decrease)	(171,478)	(361,633)	$ (3,116,622)	$ (6,129,731)
Class T
Shares sold	172,098	371,849	$ 3,025,260	$ 6,048,158
Reinvestment of distributions	22,597	29,030	388,219	438,926
Shares redeemed	(302,630)	(635,594)	(5,308,900)	(10,270,953)
Net increase (decrease)	(107,935)	(234,715)	$ (1,895,421)	$ (3,783,869)
Class B
Shares sold	8,762	10,786	$ 154,729	$ 178,448
Reinvestment of distributions	859	1,945	14,844	29,519
Shares redeemed	(106,183)	(204,593)	(1,874,771)	(3,340,584)
Net increase (decrease)	(96,562)	(191,862)	$ (1,705,198)	$ (3,132,617)
Class C
Shares sold	180,149	414,913	$ 3,174,096	$ 6,780,955
Reinvestment of distributions	11,078	11,566	190,092	174,761
Shares redeemed	(164,287)	(404,942)	(2,864,786)	(6,546,101)
Net increase (decrease)	26,940	21,537	$ 499,402	$ 409,615
Asset Manager 70%
Shares sold	14,528,718	38,962,553	$ 256,867,225	$ 623,672,627
Reinvestment of distributions	2,510,724	2,576,388	43,109,126	38,929,219
Shares redeemed	(12,434,385)	(25,205,153)	(219,516,799)	(409,297,914)
Net increase (decrease)	4,605,057	16,333,788	$ 80,459,552	$ 253,303,932
Institutional Class
Shares sold	269,329	410,441	$ 4,788,809	$ 6,792,107
Reinvestment of distributions	26,717	28,506	459,001	431,017
Shares redeemed	(240,867)	(494,273)	(4,223,666)	(7,971,605)
Net increase (decrease)	55,179	(55,326)	$ 1,024,144	$ (748,481)
Fidelity Asset Manager 85%
Class A
Shares sold	661,965	1,137,688	$ 9,517,099	$ 14,901,786
Reinvestment of distributions	55,905	57,009	777,639	684,104
Shares redeemed	(487,230)	(862,594)	(7,031,899)	(11,362,295)
Net increase (decrease)	230,640	332,103	$ 3,262,839	$ 4,223,595
Class T
Shares sold	130,870	204,577	$ 1,872,810	$ 2,672,679
Reinvestment of distributions	6,408	7,374	89,010	88,345
Shares redeemed	(113,887)	(182,949)	(1,617,518)	(2,385,870)
Net increase (decrease)	23,391	29,002	$ 344,302	$ 375,154
Class B
Shares sold	4,260	7,122	$ 60,533	$ 93,038
Reinvestment of distributions	539	643	7,499	7,723
Shares redeemed	(22,609)	(44,228)	(319,844)	(582,548)
Net increase (decrease)	(17,810)	(36,463)	$ (251,812)	$ (481,787)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2013	Year ended September 30, 2012	Six months ended March 31, 2013	Year ended September 30, 2012
Fidelity Asset Manager 85%
Class C
Shares sold	189,959	393,021	$ 2,706,639	$ 5,109,265
Reinvestment of distributions	5,384	6,384	74,359	76,102
Shares redeemed	(152,305)	(319,988)	(2,138,436)	(4,129,934)
Net increase (decrease)	43,038	79,417	$ 642,562	$ 1,055,433
Asset Manager 85%
Shares sold	18,374,910	12,524,715	$ 263,214,895	$ 164,242,667
Reinvestment of distributions	731,320	747,592	10,238,478	9,030,913
Shares redeemed	(5,294,111)	(10,927,056)	(76,480,270)	(144,182,077)
Net increase (decrease)	13,812,119	2,345,251	$ 196,973,103	$ 29,091,503
Institutional Class
Shares sold	118,293	350,864	$ 1,728,442	$ 4,659,274
Reinvestment of distributions	10,653	11,945	148,714	143,941
Shares redeemed	(88,674)	(339,482)	(1,287,754)	(4,536,594)
Net increase (decrease)	40,272	23,327	$ 589,402	$ 266,621

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following funds:

Fund	% of shares owned
Fidelity Asset Manager 40%	26%
Fidelity Asset Manager 60%	31%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0513
1.878285.104

Fidelity®

Series Broad Market Opportunities

Fund

Semiannual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	1.00%	$ 1,000.00	$ 1,104.20	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	4.1
Google, Inc. Class A	1.6	1.5
General Electric Co.	1.5	1.7
Comerica, Inc.	1.3	0.1
British American Tobacco PLC sponsored ADR	1.3	1.2
Procter & Gamble Co.	1.2	1.5
The Coca-Cola Co.	1.1	1.1
Amgen, Inc.	1.0	0.9
Comcast Corp. Class A	1.0	0.9
Exxon Mobil Corp.	1.0	1.1
	12.7
Asset Allocation (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
Stocks 97.4%	Stocks 96.7%
Convertible Securities 0.0%*	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) 3.2%

At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 16.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

* Amount represents less than 0.1%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.3%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,233	$ 717,319
Fidelity Consumer Staples Central Fund (a)	3,100	555,908
Fidelity Energy Central Fund (a)	4,448	596,261
Fidelity Financials Central Fund (a)	16,705	1,096,157
Fidelity Health Care Central Fund (a)	3,943	725,752
Fidelity Industrials Central Fund (a)	3,652	654,683
Fidelity Information Technology Central Fund (a)	5,432	1,053,395
Fidelity Materials Central Fund (a)	1,179	230,675
Fidelity Telecom Services Central Fund (a)	1,150	166,833
Fidelity Utilities Central Fund (a)	1,714	225,856
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,245,230)		6,022,839
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(19,934)
NET ASSETS - 100%		$ 6,002,905
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 4,572
Fidelity Consumer Staples Central Fund	7,130
Fidelity Energy Central Fund	5,003
Fidelity Financials Central Fund	10,164
Fidelity Health Care Central Fund	3,336
Fidelity Industrials Central Fund	5,302
Fidelity Information Technology Central Fund	2,937
Fidelity Materials Central Fund	2,026
Fidelity Telecom Services Central Fund	2,392
Fidelity Utilities Central Fund	2,979
Total	$ 45,841
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 594,178	$ 148,217	$ 105,682	$ 717,319	0.1%
Fidelity Consumer Staples Central Fund	491,800	95,454	89,959	555,908	0.1%
Fidelity Energy Central Fund	548,133	92,666	92,765	596,261	0.1%
Fidelity Financials Central Fund	907,121	232,279	162,302	1,096,157	0.1%
Fidelity Health Care Central Fund	602,919	148,898	112,713	725,752	0.1%
Fidelity Industrials Central Fund	526,351	108,240	81,135	654,683	0.1%
Fidelity Information Technology Central Fund	974,269	197,843	136,882	1,053,395	0.1%
Fidelity Materials Central Fund	194,345	38,646	20,227	230,675	0.1%
Fidelity Telecom Services Central Fund	143,813	36,969	20,836	166,833	0.1%
Fidelity Utilities Central Fund	180,069	53,333	35,060	225,856	0.1%
Total	$ 5,162,998	$ 1,152,545	$ 857,561	$ 6,022,839
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.3%
United Kingdom	3.8%
France	1.8%
Switzerland	1.4%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	7.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $5,245,230)		$ 6,022,839
Cash		4
Receivable for investments sold		180,945
Prepaid expenses		6
Receivable from investment adviser for expense reductions		1,383
Other receivables		448
Total assets		6,205,625

Liabilities
Payable for fund shares redeemed	$ 178,309
Accrued management fee	2,813
Other affiliated payables	765
Audit fees payable	17,192
Custody fees payable	3,641
Total liabilities		202,720

Net Assets		$ 6,002,905
Net Assets consist of:
Paid in capital		$ 5,414,810
Undistributed net investment income		6,675
Accumulated undistributed net realized gain (loss) on investments		(196,189)
Net unrealized appreciation (depreciation) on investments		777,609
Net Assets, for 492,831 shares outstanding		$ 6,002,905
Net Asset Value, offering price and redemption price per share ($6,002,905 ÷ 492,831 shares)		$ 12.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 45,841

Expenses
Management fee	$ 15,460
Transfer agent fees	3,625
Accounting fees and expenses	1,082
Custodian fees and expenses	6,552
Independent trustees' compensation	10
Audit	20,178
Legal	12
Miscellaneous	22
Total expenses before reductions	46,941
Expense reductions	(20,455)	26,486
Net investment income (loss)		19,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		206,733
Change in net unrealized appreciation (depreciation) on investment securities		358,124
Net gain (loss)		564,857
Net increase (decrease) in net assets resulting from operations		$ 584,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,355	$ 27,582
Net realized gain (loss)	206,733	52,000
Change in net unrealized appreciation (depreciation)	358,124	1,012,104
Net increase (decrease) in net assets resulting from operations	584,212	1,091,686
Distributions to shareholders from net investment income	(33,770)	(16,269)
Distributions to shareholders from net realized gain	(4,894)	(1,587)
Total distributions	(38,664)	(17,856)
Share transactions Proceeds from sales of shares	1,303,499	2,318,826
Reinvestment of distributions	38,664	17,856
Cost of shares redeemed	(1,016,182)	(1,803,080)
Net increase (decrease) in net assets resulting from share transactions	325,981	533,602
Total increase (decrease) in net assets	871,529	1,607,432

Net Assets
Beginning of period	5,131,376	3,523,944
End of period (including undistributed net investment income of $6,675 and undistributed net investment income of $21,090, respectively)	$ 6,002,905	$ 5,131,376
Other Information Shares
Sold	115,315	226,331
Issued in reinvestment of distributions	3,531	1,943
Redeemed	(87,875)	(173,754)
Net increase (decrease)	30,971	54,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.65	$ 8.95	$ 8.04	$ 7.87	$ 10.74
Income from Investment Operations
Net investment income (loss) D	.04	.07	.03	.03	.05	.07
Net realized and unrealized gain (loss)	1.11	2.44	(.28)	.93	.16	(2.91)
Total from investment operations	1.15	2.51	(.25)	.96	.21	(2.84)
Distributions from net investment income	(.07)	(.04)	(.04)	(.04)	(.04)	(.03)
Distributions from net realized gain	(.01)	- H	(.01)	(.01)	-	-
Total distributions	(.08)	(.05) I	(.05)	(.05)	(.04)	(.03)
Net asset value, end of period	$ 12.18	$ 11.11	$ 8.65	$ 8.95	$ 8.04	$ 7.87
Total Return B, C	10.42%	29.07%	(2.91)%	11.92%	2.78%	(26.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.69% A	1.87%	1.92%	2.18%	2.64%	2.35%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.95% A	.98%	.98%	.98%	.99%	.99%
Net investment income (loss)	.70% A	.64%	.34%	.38%	.86%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,003	$ 5,131	$ 3,524	$ 3,736	$ 3,130	$ 4,134
Portfolio turnover rate F	31% A	36%	39%	38%	54%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the

Semiannual Report

3. Significant Accounting Policies - continued

Expenses - continued

Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 905,991
Gross unrealized depreciation	(128,381)
Net unrealized appreciation (depreciation) on securities and other investments	$ 777,610

Tax cost	$ 5,245,229

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (432,401)
2018	(309,882)
Total capital loss carryforward	$ (742,283)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $1,152,545 and $857,561, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $19,200.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,255 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BMO-SANN-0513
1.848240.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013